As filed with the Securities and Exchange Commission on April 27, 2026
1933 Act Registration No. 2-90201
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 66	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 212	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1840
Amy Latkin Vice President and Senior Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On May 1, 2026 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITY AND
FLEXIBLE PREMIUM ANNUITY CONTRACTS
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(IRA AND FPA CONTRACTS)

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
We offer Individual Retirement Annuity Contracts (“IRA Contracts”), including Traditional IRA, Roth IRA, Inherited IRA (subject to state insurance department approval), Savings Incentive Match Plan for Employees (SIMPLE) IRA and Simplified Employee Pension (SEP) IRA Contracts. We also offer Individual Flexible Premium Deferred Annuity Contracts ("FPA Contracts").
You, as a Contractholder, or as a person to whom we have issued an IRA Contract, or as a person or entity to which we have issued an FPA Contract, may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA Contracts, the amount of your Contributions and those of your employer are limited by federal tax laws. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.
You may allocate your Account Value to the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in similarly named funds or portfolios of mutual funds, which are set forth and described in Appendix A to this Prospectus.
The Contract is a complex investment and involves risks, including potential loss of principal.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties, as applicable.
Mutual of America Life Insurance Company's obligations under the Contract are subject to its financial strength and claims-paying ability.
You should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find this Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/IRA/AP and at https://dfinview.com/mutualofamerica/tadf/FPA/AP. You can also get this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within ten days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Dated: May 1, 2026

Definitions We Use in this Prospectus
Account Value—The value of a Contractholder’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Contractholder, during the Accumulation Period. Depending on its use in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Contractholder, the period under a Contract when Contributions are made or held for the Contractholder. The Accumulation Period ends at the Annuity Commencement Date, or the date the Contractholder withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Contractholder’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Annuitant—The individual named in the application for a Contract. Under a death benefit in the form of an annuity, the Beneficiary will be the annuitant/payee. We use the life expectancy of the Annuitant(s), or of the annuitant/payee, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Contractholder, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments.
Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their Commuted Value) upon the death of the Annuitant and joint Annuitant, if any.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the individual (IRA and FPA) variable accumulation annuity contracts described in this Prospectus.
Contractholder—The individual to whom we have issued an IRA or FPA Contract, or the entity to which we have issued an FPA Contract to fund a deferred compensation plan.
Contributions— Amounts contributed from time to time under a Contract during the Accumulation Period.
eDocuments—A feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Contractholders enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent,
3

including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. Amounts allocated under the Contracts to the General Account earn interest at a fixed rate that we change from time to time. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
Inherited IRA—An IRA Contract that is funded with the death benefit proceeds of an IRA Contract or another qualified retirement plan by the beneficiary of such IRA or plan.
Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives.
Joint Annuitant—An additional person (usually the Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the owner at any time before the Annuity Commencement Date.
Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge, that apply to Contractholders in Contracts that are eligible for such reduced Separate Account Annual Expenses as set forth in the Fee Table section of this Prospectus.
Roth IRA—An IRA Contract designated as a Roth IRA, in accordance with Code Section 408A.
Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
SEP IRA—An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.
SIMPLE IRA—An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.
Spouse—Unless otherwise specified, the person to whom a Contractholder or Annuitant is legally married in a marriage recognized under federal law.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Traditional IRA—An IRA Contract other than a Roth IRA, Inherited IRA, SEP IRA or SIMPLE IRA Contract.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Contractholder.
4

Overview of the IRA Contracts
Purpose

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and an annuity (income) period.
Accumulation (Savings) Period
During the accumulation period, you may allocate Contributions among the Investment Alternatives. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may also allocate your Account Value to our General Account. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A1 to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer.
Who May Make Contributions. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.
●
Under a Roth IRA, a Traditional IRA Contract, or a SEP IRA, you may make Contributions directly to us, or you may also make Contributions through a payroll deduction agreement with your employer.
●
Under an Inherited IRA contract, you may not make Contributions. You may only purchase an Inherited IRA by a rollover of a death benefit that is payable to you from an IRA (other than a Roth IRA) and/or another qualified retirement plan, but only with respect to one decedent under each Contract. The decedent must have died prior to 2020.
●
Under a SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.
●
For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code. Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.
Minimum Required. For a Traditional IRA or Roth IRA, your initial contribution and any subsequent contributions must be at least $10. You are not required to make any minimum amount of Contributions to a SEP IRA or Simple IRA.
5

Limits on Amounts of Contributions. The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is limited under the Code. Your Contributions may be fully or partially deductible, depending on the level of your federal adjusted gross income and the type of IRA Contract.
Annuity (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We offer individual variable accumulation annuity contracts to help you accumulate funds for retirement and other long-term financial needs.
Individuals may purchase IRA Contracts for retirement savings. The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described in more detail in the Statutory Prospectus. An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE) if the individual’s employer has established one of those plans.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
●
Under an IRA Contract (other than an Inherited IRA), if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.
●
Under an Inherited IRA, the beneficiary may continue to receive minimum distributions in accordance with the distribution schedule applicable to the owner.
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from your Investment Alternatives on a pro rata basis.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances (including special rules for IRA Contracts).
The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs. You may be required to make partial withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.
6

Overview of the FPA Contracts
Purpose

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the accumulation period, you may allocate Contributions among the Investment Alternatives. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may also allocate your Account Value to our General Account. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-six Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer.
Who May Make Contributions.The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.
●
Under an FPA Contract purchased by an employer in connection with deferred compensation of an employee, the employer makes the Contributions.
●
Under an FPA Contract issued to an individual, you may make Contributions through a payroll deduction agreement with your employer, and you may make Contributions directly to us.
Minimum Required. Your initial contribution and any subsequent contributions must be at least $10.
Limits on Amounts of Contributions. There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
7

Contract Features

We offer individual variable accumulation annuity contracts to help you accumulate funds for retirement and other long-term financial needs.
Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
●
Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant’s death.
●
Under an FPA Contract with joint owners, we will pay the death benefit upon the first death of an owner or the Annuitant.
The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
●
Under an FPA Contract, if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from your Investment Alternatives on a pro rata basis.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value to the extent of your earnings. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your Contributions. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances.
8

Important Information You Should Consider About the
IRA Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	No.	Charges
Are There Transaction Charges?	No, there are no charges for transactions under the Contract.	Charges
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.21%[1]	1.25%[1]
	2. Underlying Fund fees and expenses	0.14%[2]	8.91%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge. See the “Charges” section of the
Prospectus for a description of the different classes of the
Contract and related charges.
2As a percentage of the net asset value of the Underlying Fund assets. Net of fee waivers, the max is 1.24%.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,380*	HIGHEST ANNUAL COST ESTIMATE: $10,411*
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
classes and Underlying
Fund fees and expenses
●No optional benefits
●No sales charges
●No additional Contributions,
transfers, or withdrawals

* Net of fee waivers, the highest annual cost estimate will be $2,552.
9

RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
●Tax deferral is more beneficial to Participants with a long-term investment time horizon.
●Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Mutual of America, including that any obligations (including under the General Account ), guarantees, and benefits of the
Contract are subject to the claims paying ability of Mutual of
America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Are There Limits on the Investment Options?
Yes, your ability to allocate Contributions among the Investment
Alternatives Separate Account is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan
permits transfers to other contracts, you may transfer your
Account Value but only to a provider specifically identified in the
Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
Are There any Restrictions on Contract Benefits?	NA
10

TAXES
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because of the favorable tax treatment provided for all IRAs, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Mutual of America offers the Contracts for sale through certain of our employees who are registered representatives of Mutual of America Securities LLC, the principal underwriter of the
Contracts. The only compensation we pay to registered
representatives for sales of the Contracts is in the form of salary, plus annual incentive compensation based on (i) achievement of individual sales objectives and (ii) the Company’s achievement of overall corporate objectives. There are no commissions or fees payable for sales of the Contracts.
The annual cash incentive compensation payment payable to
these registered representatives can increase or decrease based on individual performance in relation to individual sales
objectives and Company performance in relation to corporate
objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a
Contract over
another investment.
Purchases and Contract Value
Should I Exchange My Contract?
Registered representatives may have a financial incentive to offer a contractholder a new contract in place of the one the
contractholder already owns. A contractholder should only
exchange their Contract if the contractholder determines, after comparing the features, fees, and risks of both contracts, that it is preferable for the contractholder to purchase the new contract rather than continue to own the existing contract.
Purchases and Contract Value
11

Important Information You Should Consider About the
FPA Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	No.	Charges
Are There Transaction Charges?	No, there are no charges for transactions under the Contract.	Charges
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.21%[1]	1.21%[1]
	2. Underlying Fund fees and expenses	0.09%[2]	1.24%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. Effective on or after July 1, 2026, there will be two classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account. For the
Reduced Fee, the min will be 0.96%. See the “Charges” section of this Prospectus for a description of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,328*	HIGHEST ANNUAL COST ESTIMATE: $2,506
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
●No optional benefits
●No sales charges
●No additional Contributions,
transfers, or withdrawals

12

FEES AND EXPENSES	LOCATION IN PROSPECTUS
* Effective on or after July 1, 2026, the lowest annual cost estimate will be $1,071.
RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not
appropriate for an investor who needs ready access on earning to cash.
In particular:
●Tax deferral is more beneficial to Participants with a long-term investment time horizon.
●Withdrawals are subject to ordinary income tax of earnings
and may be subject to tax penalties.
●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the
Contract are subject to the claims paying ability of Mutual of
America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Are There Limits on the Investment Options?
Yes, your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
13

RESTRICTIONS
Are There any Restrictions on Contract Benefits?	NA
TAXES
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Withdrawals of earnings will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Mutual of America offers the Contracts for sale through certain of our employees who are registered representatives of Mutual of America Securities LLC, the principal underwriter of the
Contracts. The only compensation we pay to registered
representatives for sales of the Contracts is in the form of salary, plus annual incentive compensation based on (i) achievement of individual sales objectives and (ii) the Company’s achievement of overall corporate objectives. There are no commissions or fees payable for sales of the Contracts.
The annual cash incentive compensation payment payable to
these registered representatives can increase or decrease based on individual performance in relation to individual sales
objectives and Company performance in relation to corporate
objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a
Contract over
another investment.
Purchases and Contract Value
Should I Exchange My Contract?
Registered representatives may have a financial incentive to offer a contractholder a new contract in place of the one the
contractholder already owns. A contractholder should only
exchange their Contract if the contractholder determines, after comparing the features, fees, and risks of both contracts, that it is preferable for the contractholder to purchase the new contract rather than continue to own the existing contract.
Purchases and Contract Value
14

Fee Table – IRA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Alternative or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
 I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender or make withdrawals from an Investment Alternative or from your  I.Contract or participation interest or when you transfer your  I.Account Value among  I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Transfer Fee	None	None
 II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

	Maximum	SEP IRA, SIMPLE IRA Standard	Traditional IRA, Roth IRA, and Inherited IRA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24 (1)	$24 (1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.45%(2)	1.20%(2)

(1)
Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
15

III.The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. Expenses shown may change over time and may be higher or lower in the future. A complete list of III.Underlying Funds available under the III.Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “III.Underlying Funds As Investment Options Available Under the III.Contract”.Annual Underlying Fund Expenses[Text Block]]
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	8.91%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	1.24%

*
Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2027.
Example

This Example below is intended to help you compare the cost of investing in the Subacccounts with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Fees, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that all Account Value is allocated to the Subaccounts.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
The Example also assumes that your investment has a 5% annual rate of return each year and assumes the maximum Underlying Fund Fees and Expenses, the maximum Annual Contract Fee, the maximum Base Contract Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$10,411	$32,819	$57,522	$130,922
16

Fee Table – FPA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Alternative or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
 I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender or make withdrawals from an Investment Alternative or from your  I.Contract or participation interest or when you transfer your  I.Account Value among  I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Transfer Fee	None	None
 II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

	Maximum	FPA Standard	FPA Reduced Fee (2)
Administrative Expenses (Annual Contract Fee)	$24	$24 (1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.20%	0.95%

(1)
Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reduced Fee. Effective on or after July 1, 2026, FPA Contractholders may become eligible for the Reduced Fee of 0.95% if they have a minimum of $15 million in assets in the Separate Account and the General Account combined and satisfy the other criteria specified in the Charges section of this Prospectus. FPA Contractholders that do not qualify for the Reduced Fee because they have assets in the Separate Account and the General Account combined of less than $15 million, will be charged the Standard Separate Account annual charge.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
17

III.The next item shows the minimum and maximum total operating expenses charged by the III.Underlying Funds that you may pay periodically during the time that you are a Participant. Expenses shown may change over time and may be higher or lower in the future. A complete list of III.Underlying Funds available under the III.Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “III.Underlying Funds As Investment Options Available Under the III.Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.09%	1.24%
Example

This Example below is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Fees, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that all Account Value is allocated to the Subaccounts.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
The Example also assumes that your investment has a 5% annual rate of return each year and assumes the maximum Underlying Fund Fees and Expenses, the maximum Annual Contract Fee, the maximum Base Contract Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$2,506	$7,900	$13,847	$31,520

Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for contractholders and new or substitute Subaccounts may have different fees and expenses or be offered to only certain classes of contractholders. For more information, see the “Contract or Separate Account Changes” section in the Prospectus.
The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
18

Investment Risk
You bear the risk of any decline in the Account Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
Insurance Company Risk
An investment in the Contract is subject to the risks related to Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. Accordingly, if Mutual of America experiences financial distress in the future or becomes insolvent, we may not be able to meet our obligations with respect to the Contract, including Account Value allocated to the General Account. Moreover, General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, liquidity and credit risk, and are also subject to the claims of our general creditors. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax Consequences
Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs.
Business Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, acts of war, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events
19

may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.

Description of Mutual of America,
the Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer under the Contracts, subject to our financial strength and claims-paying ability. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals including variable accumulation annuity contracts and variable life insurance policies. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2025, we had total assets, on a consolidated basis, of approximately $23.8 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940, as amended, for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings, and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
The assets of the Separate Account are our property. The Separate Account assets attributable to Contractholders’Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
20

Underlying Funds in Which Our Separate Account Invests

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund.
See Appendix A to this Prospectus, which sets forth certain information about each Underlying Fund.
Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
Information regarding each of the Underlying Funds including its name, its investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A1 (for IRA Contracts) or Appendix A2 (for FPA Contracts) to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the Separate Accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or participants in retirement plans that use our group annuity contract as the funding vehicle, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Contractholders. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Contractholders. We will determine the number of Accumulation Units attributable to each Contractholder for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of Contractholders may control the outcome of the vote.
Each Contractholder who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
21

Charges
Charges under the Contracts

We deduct several charges from the net assets of each Subaccount.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows.
Traditional IRA, Roth IRA, and Inherited IRA Standard Fees and Maximum Fees
The standard Separate Account charges (Base Contract Expenses), totaling 1.20% include:
●
An administrative expense charge at an annual rate of 0.50%;
●
A charge at an annual rate of 0.50% for expenses related to the distribution of the Contracts; and
●
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
SEP IRA and SIMPLE IRA Standard Fees and Maximum Fees
For SEP IRA and SIMPLE IRA, the standard Separate Account charges (Base Contract Expenses), totaling 1.45%, include:
●
An administrative expense charge at an annual rate of 0.70%;
●
A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
●
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
FPA Standard Fees and Maximum Fees
The standard Separate Account charges (Base Contract Expenses), totaling 1.20% include:
●
An administrative expense charge at an annual rate of 0.50%;
●
A charge at an annual rate of 0.50% for expenses related to the distribution of the Contracts; and
●
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
FPA Reduced Fees
Effective on or after July 1, 2026, FPA Contractholders remitting Contributions, and using the online retirement plan administration system provided by us or a subsidiary, are eligible for the Reduced Fee Separate Account charge totaling 0.95% if they meet the initial minimum of $15 million in total assets in the Separate Account and the General Account, and maintain an ongoing minimum of $13.5 million in total assets.
22

Components of Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.20% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts and, the standard Annual Separate Account Expense is 1.45% for SEP IRA and SIMPLE IRA Contracts.
We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.
Separate Account charges may not exceed 2.00% in the aggregate under IRA and FPA Contracts. The Monthly Contractholder Charge may not exceed $2 per month under IRA and FPA Contracts.
Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses:
For each Subaccount, the Administrative Charges are at an annual rate indicated for each contract type:
Type of Contract	Administrative Charges
FPA Reduced Fee	.25%*
Traditional IRA, Roth IRA, Inherited IRA or FPA*	.50%
SEP IRA or SIMPLE IRA	1.20%

*
Effective on or after July 1, 2026, the Administrative Charges will be reduced to .25% for FPA Contractholders eligible for the Reduced Fee.
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
Mutual of America Securities LLC as principal underwriter, performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses:
For each Subaccount, the Distribution Expense Charge is at an annual rate indicated for each contract type:
Type of Contract	Distribution Expense Charge
Traditional IRA, Roth IRA, Inherited IRA or FPA	.50%
SEP IRA or SIMPLE IRA	.55%
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
23

Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts, including the limitations on administrative charges and our obligation to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the term of the Contracts prior to annuitization and the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
For each Subaccount, the Expense Risk Charge is at an annual rate of 0.20% for all contracts offered by this prospectus.
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
Monthly Contractholder Charge

Annual Contract Fees. We also deduct from your Account Value an Annual Contract Fee on a monthly basis. We will determine and charge fees as of the 15th day of each month (or the first Valuation Day after the 15th day if the 15th day is not a Valuation Day). The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the 15th day of the month, or  1∕12 of 1% of the Account Value at the 15th day of the month if your Account Value is less than $2,400 at the 15th day of the month (which will be less than $2.00).
●
Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments.We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses, (including summary prospectuses) and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the Monthly Contractholder Charge for each month, beginning with the month in which you submit the consent form. Waiver of the Monthly Contractholder Charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged the Monthly Contractholder Charge. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the Monthly Contractholder Charge will resume in the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, and if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
Deduction of Monthly Contractholder Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order determined by us. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value.
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Monthly Charge. We make an additional deduction for administrative expenses each month, referred to, on an annual basis in the Fee Table as the Administrative Expenses (Annual Contract Fee), from each Individual IRA or FPA Contractowner’s Account Value. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Contractholder Charge.” The Monthly Contractholder Charge is currently the lesser of:
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$2.00 per month, or
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1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.
Under SEP IRA and SIMPLE IRA Contracts, your employer may elect to pay this charge on your behalf, in which case it will not be deducted each month from your Account Values.
Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Contractholders and the Subaccounts do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Subaccounts own.
Premium Taxes

We currently do not deduct state and municipal premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.

General Description of Contracts
Contract Rights

The Contractholder is an individual that has purchased an IRA Contract. We also issued Inherited IRA Contracts to individuals (other than a spousal beneficiary) and trusts that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan. To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts.
We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contracts to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10. A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.
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The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA, SIMPLE IRA, or Roth IRA Contract during a tax year. An employer must match the employee’s contributions in a SIMPLE IRA up to a certain amount, as required by the Code.
For FPA Contracts, you may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.
Contractholders may allocate Contributions among the Investment Alternatives.
You may also designate a Beneficiary to receive any payments due upon your death, subject to any limits under the Contract or the Code. We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.
You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. You may elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Contract, and you may elect to commence annuity payments as discussed in this Prospectus.
Under an IRA or FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. If you have reached age 59½, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.
For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.
Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.
You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.
Contract Provisions and Limitations

The two types of contracts are:
 1.Individual Retirement Annuity  1.Contracts (IRA  1.Contracts)
The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described below. Individuals may purchase IRA Contracts for retirement savings. A married individual who is not a wage earner may purchase an IRA Contract (a spousal IRA), and the individual’s Spouse (if a wage earner) may make Contributions on behalf of the non-wage earning Spouse, provided their federal income tax filing status is married, filing jointly. Individuals who have adjusted gross income for federal income tax purposes below certain levels are eligible to purchase Roth IRAs. Individuals, other than a surviving Spouse, may purchase an Inherited IRA, if the Inherited IRA contract has been approved in your state, using death benefit proceeds payable under an IRA or another qualified retirement plan of an individual who died prior to 2020. An individual may purchase an IRA Contract directly from us, and must designate whether the Contract is a Traditional IRA, or a Roth IRA.
An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual’s employer has established one of those plans.
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For federal income tax purposes:
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You may be able to deduct Contributions under a Traditional IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. Under an IRA contract (other than a Roth IRA), you do not pay federal income tax on the earnings from Contributions until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Value.
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You may not deduct Contributions under a Roth IRA for federal income tax purposes. Under a Roth IRA, you may withdraw earnings tax-free if you began contributions to a Roth IRA at least five years earlier and you are 59½ years old or older, or in certain other circumstances.
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You may not make Contributions to an Inherited IRA, except death benefit proceeds under an IRA or an eligible employer retirement plan of an individual who died prior to 2020. Under an Inherited IRA, you must receive a distribution of the entire Account Value in accordance with the Code, generally either by the end of the fifth calendar year following the year of the decedent’s death or as a series of annual required minimum distributions based upon your life expectancy.
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You may be able to deduct Contributions under a SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA Contributions.
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You may exclude Contributions to a SIMPLE IRA from gross income, within certain limits.
 2.Flexible Premium Annuity  2.Contracts (FPA  2.Contracts)
Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.
For federal income tax purposes:
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If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with “after-tax” dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for federal income tax purposes. If you are an individual, you do not pay federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Value, in most circumstances.
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There is no deferral of federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals.
Minimum.  You are not required to make any minimum amount of Contributions.
Allocation of Contributions. You may allocate Contributions among the Investment Alternatives.
We will allocate a Contribution when we receive it from you or your employer, along with a Complete Order containing all information and completed documents necessary to process the Contribution, (see “Definitions We Use in this Prospectus” for a description of Complete Order) according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.
You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.
Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions, you may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account. There are no tax consequences to you for transfers among Investment Alternatives.
Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”
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Transfers, Allocation Changes and Withdrawals by Telephone or Website.  You may generally make requests by telephone or website for transfers or withdrawals of Account Value or to change the Investment Alternatives to which we will allocate your future Contributions. We do not accept website requests or telephone requests for withdrawals from a Roth IRA Contract, or from any FPA Contract where the annuitant and owner are not the same person. We do not accept telephone or website requests for IRA rollovers.
On any Valuation Day, we will consider requests by telephone or website that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. (or the Exchange close) as received the next Valuation Day.
You must use a password to make website requests. Your use of the password constitutes agreement to use our website in accordance with our rules and requirements. To change your password, you may follow the instructions on our website. To make telephone requests, you will be asked to provide identifying personal information to our Customer Service Representative.
We reserve the right to suspend or terminate at any time the right of Contractholders to request transfers or reallocations by telephone or website. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Contractholder to a third party. Either telephone or website transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or website transfers.
We will not be liable for following instructions communicated by telephone or website that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or website are genuine, we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide written confirmation of transactions, except for allocation changes made on the website.
How to Tell Us an Amount to Transfer or Withdraw. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
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the dollar amount to be taken from each Investment Alternative; or
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the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and for withdrawals, it must be received either through our website, or by email from an email address with a security profile in our records , or by mail to our Financial Transaction Processing Center.
Designation of Beneficiary

You may designate a Beneficiary or Beneficiaries, subject to any limits under the Code, to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you are living at the time we receive the notice. Designations or changes in designations made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.
You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
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If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or the Annuitant under an FPA Contract, if different, dies during the Accumulation Period), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
If you are the owner of an FPA contract and you have designated someone else as the Annuitant, if no Beneficiary designated by you is living at the time of your death or the Annuitant’s death during the Accumulation Period (or the Annuitant’s or joint Annuitant’s death during the Annuity Period), we will pay the surviving family member(s) of the Annuitant, not you, in the order set forth above, or, if we do not find family members in these classes, the executors or administrators of the Annuitant’s estate. For FPAs issued on or after July 1, 2004, if no Beneficiary designated by you is living at the time of your death during the Accumulation Period, we will pay the Annuitant, if the Annuitant survives you.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after utilizing Department of Labor guidance regarding locating missing participants and conducting a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, see the Contracts themselves.
General Description. Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the payment of claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Contractholders allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of your Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract. IRA Contracts and FPA Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula set forth in your Contract that is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under that formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole
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discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Contractholders, Contributions and other Contract information, and in certain other circumstances.
You may refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.
Transfers and Withdrawals. You may transfer any portion of your Account Value to or from the General Account and, to the extent permitted by the Code, may withdraw any portion of your Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Contractholders share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all Contractholders or only for certain classes of Contractholders. New or substitute Subaccounts may have different fees and expenses, and may only be offered to certain classes of Contractholders. In making changes, we will comply with applicable state and federal law and will obtain the approval of Contractholders, if required.
Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The underlying funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
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create new Subaccounts of the Separate Account at any time;
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to the extent permitted by state and federal law, modify, combine or remove Subaccounts;
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transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;
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create additional separate accounts or combine any two or more accounts including the Separate Account;
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transfer assets we have determined to be attributable to the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
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operate the Separate Account as a management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
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deregister the Separate Account under the 1940 Act and/or cease to maintain the registration under the Securities Act of 1933 for sales of units of interest under the Contracts ; and
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operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Participants with written notice as may be required under applicable law or regulation.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
We reserve the right to adopt additional rules that would apply to Contractholders who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts.
We work with the Underlying Funds to discourage Contractholders from engaging in excessive frequent transfers that could harm any Subaccount’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods,
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temporary blockage of trades or other actions. In addition, we may be required to disclose information on Contractholder transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using Fair Value Pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders. In this regard, we can review individual purchase and redemption requests by Contractholders. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Contractholders engaging in market timing. We will take the following actions in the following order:
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contact the Contractholder and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the website or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
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if the activity does not cease, suspend the Contractholder’s website and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
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then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some Contractholders may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other Contractholders in the Separate Account.
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Annuity Period
Annuitants

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Under an IRA Contract, you must be the Annuitant, and the Annuitant cannot be changed.
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Under an Inherited IRA Contract, the owner must be the Annuitant.
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Under an FPA Contract issued to an individual, you may be the Annuitant or you may name another person as the Annuitant. Under an FPA Contract issued to an employer as a depository for deferred compensation obligations to an employee, the employee will be the Annuitant.
The Annuitant named in the application for a Contract may not be changed. You should refer to the terms of the Contract for rights that you or a Beneficiary may have. When electing annuity payments, you or a Beneficiary beginning to receive death benefits also may name a joint Annuitant.
Available Forms of Annuity

We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent annuitant if a joint and survivor annuity) dies before the minimum time period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the source of income, since the payments continue for the life of the Annuitant.
You may select the annuity form when you designate the Annuity Commencement Date. You must select an annuity option that provides monthly Annuity Payments of at least $50. If the annuity option does not meet this minimum amount, then you must select another option or select a lump sum distribution.
Under an IRA (except for Inherited IRA) or FPA Contract, you select the form of annuity at the time you designate an Annuity Commencement Date.
You may select a form of annuity from the following list. You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.
Life Annuity with Ten Years Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime, but if the Annuitant dies before the end of the ten year period, Annuity Payments will be paid to the Beneficiary until the end of the ten year period. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.
Joint and 66 2∕3% Survivor Life Annuity with Ten Year Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime and 66 2∕3% of that monthly Annuity Payment to the joint annuitant after the Annuitant’s death if the joint annuitant survives the Annuitant. If both the Annuitant and the joint annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years to the Beneficiary. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person named as an Annuitant’s joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.
Full Cash Refund Annuity. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime. If the aggregate amount of the monthly Annuity Payments that we made to the Annuitant is less than your Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary in a single sum.
In addition to the forms of annuity listed above, under an IRA Contract, you may also select the form of annuities listed below. As of the date of this prospectus, we also currently offer the forms of annuity listed below under our FPA Contract, but have the right to discontinue offering these forms at any time.
Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.
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Non-Refund Life Annuity. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any joint annuitant or Beneficiary.
Other Forms. We may permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of periods certain of three, five and fifteen years. Additionally, we may permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2∕3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time.
Amount of Annuity Payments

For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.
Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.
You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.
Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the age of the Annuitant, and the form of annuity you select. Each Contract contains tables of annuity purchase rates.
We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the annuity form you choose, your age, your joint annuitant’s age, if applicable, the applicable annuity purchase rates and your Account Value. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.
We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then-current annuity purchase rate at the time of your Annuity Commencement Date.
The annuity benefits generally are set forth in the Contract we issue. We will send Annuity Payments directly to Annuitants at their last known address, as filed with us. If Annuity Payments are made in connection with an FPA Contract purchased by an employer to fund deferred compensation obligations under a plan adopted pursuant to Section 457(b) of the Code, all payments are payable to the employer, but the employer may specify where we should send the Annuity Payments. In such case, the employer may change the instruction at any time with respect to payments that have not yet been made.
Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures.
IRA Contracts. For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be the first of a month after you have reached the age of 55. For IRA Contracts issued on or after July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. For Roth IRAs, you may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. Inherited IRAs do not have an Annuity Commencement Date, and are subject to minimum distribution rules as determined under the Code and/or the election of the owner as permitted by the Code.
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In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.
FPA Contracts. For FPA Contracts issued prior to July 1, 2004, the Annuity Commencement Date must be on the first day of a month and must be after you have reached the age of 55.
For FPA Contracts issued on or after July 1, 2004, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date but not later than the required beginning date, which beginning in 2023 is the later of April 1 of the year following the year when the employee reached age 73, or the year the employee terminates employment with the employer.

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the IRA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
The following table summarizes information about the benefits available under the FPA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
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Death Benefit Prior to Annuity Commencement Date

We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.
We will pay the death benefit after we have received at our Home Office:
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due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;
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notification of election by the Beneficiary(ies) of the form of payment of death benefit; and
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claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.
The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout.
In addition, IRA Contractholders (other than Roth IRAs and Inherited IRAs) are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Contractholder had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances.
IRA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:
(a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of your death, unless we pay the death benefit in accordance with (b), (c) or (d) below.
(b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Contractholder’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Contractholder’s death, is also (a) the Contractholder’s surviving spouse; (b) the Contractholder’s minor child; (c) an individual who is no more than 10 years younger than the Contractholder; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.
(c) Beneficiary is your Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Eligible Spouse Beneficiary does not have to begin receiving benefits until the required beginning date, which beginning in 2023 is the later of April 1 of the year following the year in which you would have reached age 73.Alternatively, a Beneficiary who is an Eligible Spouse, may roll your account balance over to his or her own qualified plan, 403(b) plan, or to his or her own eligible IRA.
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(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.
FPA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:
(a) Five Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years after the year of your death (or co-owner’s or annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.
(b) Life Annuity Rule. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning within one year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.
(c) Beneficiary is your Spouse. Under an FPA Contract, when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Contractholder for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract and the death benefit distribution requirements will not apply until your Spouse’s death.
In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences.
For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code.
Death Benefit After the Annuity Commencement Date

If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.
Single Sum for Small Annuity Payments. If your annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to July 1, 2004), we may elect to pay the Account Value in a single payment to the Annuitant.
If your Account Value will purchase an annuity that will provide $50 or less per month, then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you.
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
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If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract.
Information and Determination. Contractholders must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder. We may rely on reports and other information furnished by Contractholders, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.

Purchases and Contract Value
Purchase of an IRA Contract; Participation

IRA Contracts.We issue IRA Contracts (other than Inherited IRAs) to individuals, and each purchaser must complete the prescribed application. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts. We issue Inherited IRAs to individuals (other than a spousal beneficiary) and trusts, that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan.
To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer.
The Code provides certain tax benefits for IRAs, and the purchase of our IRA Contract will not result in additional tax benefits for the purchaser.
Purchase of an FPA Contract; Participation

FPA Contracts. We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contract to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10.
A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.
Customer Identification

We will require information from you necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001, and other applicable laws & regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution, issue a Contract or effect subsequent transactions, including, for example, accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
Confirmation Statements to Contractholders

We will send you a confirmation statement: each time you change your allocation instructions (except when you change them via our website); when we receive a new Contribution from or for you; when you transfer any portion of your Account Value among the Investment Alternatives; when you make a withdrawal; or, for FPA
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Contracts, effective on or after July 1, 2026, when a change occurs in the number of Accumulation Units and a change occurs in Accumulation Unit Values attributable to your Contract becoming, or ceasing to be, eligible for the Reduced Fee. The confirmation for a new Contribution, or a change in the number of Accumulation Units, or the change in Accumulation Unit Values attributable to your Contract becoming, or ceasing to be, eligible for the Reduced Fee, may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly (or monthly, if applicable) account statement for certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will give up your right to have us correct the error.
Payment of Contributions

Contributions can be made by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 20208, New York, NY 10011. For Traditional IRA, Roth IRA and FPA Contracts, in order to accept a remittance by wire transfer or electronic funds transfer and to allocate such remittance properly, we will require certain information to be sent to us in advance of the transfer. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at mutualofamerica.com.
IRA Contracts. Generally, contributions must be at least $10. The method of making Contributions depends on the type of IRA Contract.
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For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.
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Under a Traditional IRA Contract or Roth IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, where your employer forwards to us on your behalf the amounts deducted from your salary.
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For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE arrangement adopted by your employer.
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For an Inherited IRA, contributions must be a direct rollover of a death benefit that is payable to you from an IRA and/or other eligible retirement plan, but only with respect to one decedent under each Inherited IRA contract. The decedent must have died prior to 2020.
The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the lesser of $7,500 for year 2026 and later years (indexed for inflation in subsequent years) and 100% of your compensation for that year. Individuals who are age 50 or older by the end of the calendar year may make an additional contribution of $1,100 per year for 2026 and later years.
The Code limits the amount of Contributions to a Roth IRA (excluding rollovers) as follows:
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A single individual with adjusted gross income of $153,00 in 2026 (indexed for inflation in later years) or less, and a married individual who files a joint tax return with adjusted gross income of $242,000 in 2026 (indexed for inflation in later years) or less, may contribute up to the applicable limit for a year to a Roth IRA. This amount is reduced by contributions to other IRAs during the tax year, other than salary reduction contributions to a SIMPLE and any rollover distributions.
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The applicable Roth IRA contribution limit for 2026 declines according to a schedule until it becomes zero for a single individual with adjusted gross income between $153,000 and $168,000 and for a married individual filing a joint return with adjusted gross income between $242,000 and $252,000.
The Code limits Contractholder Contributions to a SIMPLE IRA, as follows:
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You may contribute up to $17,000 for 2026 (indexed for inflation in later years) or 100% of compensation if less. In addition, Contractholders who are age 50 or older may make an additional contribution of $4,000 for 2026, indexed for inflation in later years. Contractholders who are aged 60, 61, 62, or 63 in 2025 may contribute an additional $1,000, for a total of $5,000 in catch-up contributions.
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If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is the applicable limit for a year for the salary reduction arrangements.
Code provisions also regulate an employer’s Contributions to a SIMPLE IRA:
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An employer generally must match an employee’s contribution up to an amount equal to 3% of the employee’s compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period. The employer may not have to match additional contributions made by Contractholders age 50 or older.
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Instead of matching a Contribution, the employer may make a “nonelective” Contribution to each Contractholder’s SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee earning at least $5,000, whether or not the employee has made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $360,000 for 2026 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer’s matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.
Under a SEP, an employer can contribute to the employee’s SEP IRA an amount up to 25% of the employee’s compensation (with compensation limited to $360,000 for 2026, (to be adjusted for inflation in future years), but not more than $72,000 for 2026. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.
At any age you may make Contributions to a Roth IRA, as long as you are eligible based on federal adjusted gross income requirements. You may not make any Contributions to a Traditional IRA or SEP IRA Contract beginning in the tax year you reach age 70½, with the following exceptions:
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You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70½.
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An employer may make contributions for its employees under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has reached age 70½.
You may make Contributions to an IRA Contract (other than a SIMPLE IRA or an Inherited IRA) by rollover of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:
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Generally, amounts that you roll over do not count against the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made to an IRA of the same type for the same tax year as the rollover.
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Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), pension and profit-sharing plans, including 401(k) plans, under Code Section 401(a) and eligible deferred compensation plans of a governmental employer under Code Section 457(b). (Withdrawals from a Section 457(b) plan if you have not yet reached age 59½ are not subject to a 10% tax penalty, but withdrawals from an IRA or other eligible plan after rollover from a Section 457(b) plan are subject to this penalty.) Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement.
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You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.
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Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA. A conversion from a SIMPLE IRA to a Roth IRA is permitted only if the SIMPLE IRA has been in effect for at least 2 years. You can roll over or “convert” a Traditional IRA to a Roth IRA Contract, subject to the following:
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You may directly roll over eligible transfer distributions from an employer-sponsored plan to a Roth IRA or you may roll over eligible distributions you receive first to a Traditional IRA, a SEP IRA or a SIMPLE IRA and subsequently to a Roth IRA. Income tax treatment of distributions from employer-sponsored plans directly rolled over to Roth IRAs will be the same as if such distributions were first rolled over to a Traditional IRA, a SEP IRA, or a SIMPLE IRA and subsequently to a Roth IRA, as described below.
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You must include in gross income amounts rolled over from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA (excluding “after-tax” Contributions), but no early withdrawal penalty applies to the taxable amount. The entire taxable portion of a converted Traditional IRA is includable in the year of conversion.
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You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable.
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Individuals considering converting or rolling over a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA should take into account various issues, including state and local tax consequences.
In certain circumstances, federal income tax law permits you to change or “recharacterize” the type of IRA contribution you made from a Roth IRA contribution to a Traditional IRA contribution or vice versa.
FPA Contracts. You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.
If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, if the employer is a tax-exempt entity, other than a church or a state or local government, amounts deferred under the employer’s plan and held under the Contract are subject to a substantial risk of forfeiture as defined in Section 457(f) of the Code and to claims of the employer’s creditors. Certain deferred compensation plans or arrangements may also have to satisfy the requirements of Section 409A of the Code.
If a tax-exempt organization purchases an FPA Contract as a depository for employee deferred compensation obligations in connection with an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are annual limits on the amount of total deferrals under the plan that may be made for employees. Contributions (total deferrals), which may be comprised of deferred salary amounts, employer contributions and/or other deferred compensation, for any employee during a calendar year are limited to the lesser of $24,500 for 2026 (indexed for cost of living adjustments thereafter) or 100% of the employee’s includible compensation (as defined in the Code). Special “catch-up” provisions during the last three years before an employee’s normal retirement age under the plan may increase the annual limit to the lesser of double the otherwise applicable annual limit or the annual limit plus the aggregate amount unused by the employee under limits in prior years while eligible under the plan. Deferral limits for eligible deferred compensation plans are not reduced by contributions to other retirement plans or arrangements such as 403(b) plans, SEP-IRAs, SIMPLE IRAs or 401(k) plans. Amounts held under the Contract are subject to the claims of the employer’s creditors until the Account Value is distributed to an employee.
Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
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Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange on that day). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.
The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
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changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
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Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Contributions to a Subaccount or transfer any Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer any Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
Effective on or after July 1, 2026, for FPA Contractholders, if you become eligible for a Reduced Fee, on the date the Contract becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee. Similarly, if your Contract ceases to be eligible for a Reduced Fee, on the date that plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the Contribution or request in Complete Order. As a result, we will process the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value for the Subaccount for that Valuation Period.
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Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are duly licensed agents of Mutual of America or its affiliate and are duly qualified registered representatives of Securities LLC.

Our Payment of Account Value to You or a Beneficiary
Your Right to Make Withdrawals under IRA Contracts

Under an IRA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. The amount withdrawn from each Investment Alternative that comprises your Account Value will be withdrawn proportionally from all Investment Alternatives in your account at the time of the withdrawal request, unless you instruct us otherwise.
A full withdrawal results in a surrender of your IRA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. If you have reached age 59½, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100. Unless you direct us otherwise, such amount will be taken proportionally across your Investment Alternatives.
When you are receiving Specified Payments under an IRA Contract, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
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your death;
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our receipt of your written request to change or end the Specified Payments;
●
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
●
your Annuity Commencement Date (except for Inherited IRAs).
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution.
Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions.
Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which you made your first Roth IRA contribution are not taxable if:
●
you have reached age 59½, or
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●
the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime (taking into account all withdrawals from all IRAs), or
●
you have died or become disabled.
A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own.
Penalty Tax on Taxable Portion of Withdrawals and on Certain Roth IRA Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
●
you have reached age 59½
●
you are disabled or have died
●
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
●
in certain other circumstances.
The 10% penalty tax you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer’s SIMPLE.
You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA even though the withdrawal is tax-free to you.
Your Right to Make Withdrawals under FPA Contracts

Under an FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. The amount withdrawn from each Investment Alternative that comprises your Account Value will be withdrawn proportionally from all Investment Alternatives in your account at the time of the withdrawal request, unless you instruct us otherwise.
A full withdrawal results in a surrender of your FPA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. If you have reached age 59½, you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100. Unless you direct us otherwise, such amount will be taken proportionally across your Investment Alternatives. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.
When you are receiving Specified Payments under an FPA Contract, you may not make payroll deduction Contributions, but you may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
●
your death or the Annuitant’s death, when you have an FPA Contract and someone else is the Annuitant;
●
our receipt of your written request to change or end the Specified Payments;
●
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
●
your Annuity Commencement Date.
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. FPA Contracts owned by an employer do not permit the Specified Payments Option.
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Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions.
Penalty Tax on Taxable Portion of Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
●
you have reached age 59½
●
you are disabled or have died
●
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
●
in certain other circumstances.
When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
●
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
●
The SEC by order permits postponement for the protection of Contractholders; or
●
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.

Loans
There are no loan provisions under the Contracts.

Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals

In Writing. For all Contracts, you may request allocation changes for future Contributions, transfers of Account Value among Investment Alternatives, and withdrawals of Account Value in writing, and you must provide your transaction instructions on our forms.
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For IRA Contracts, rollover requests to transfer balances to another provider must be made in writing and in accordance with our procedures. For Roth IRA and Inherited IRA Contracts, withdrawal requests must be made in writing.
●
For FPA Contracts where the Contractholder and the Annuitant are different, all transaction requests must be made in writing and in accordance with our procedures by the Contractholder. Withdrawals from an FPA Contract related to a Section 1035 exchange must be in writing and in accordance with our procedures.
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Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where certain withdrawals are processed is P.O. Box 20208, New York, NY 10011. The address for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives by United States Postal Service (“U.S.P.S.”) regular mail, is 1001 Yamato Road, Suite 200, Boca Raton, FL 33431.
You may obtain the address for the Regional Office that provides other services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
By Telephone or Website. You may call us at 800.468.3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change allocation instructions among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide identifying personal information to provide instructions by telephone. You may not make withdrawals by telephone; however certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website.
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Note that rollover requests under IRA Contracts, withdrawal requests under Roth IRA Contracts, and transaction requests under certain employer-owned FPA Contracts, as described above must be made in writing and cannot be made by telephone or website.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes (except those done on the website) and for your Contributions, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error.
Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or on the website,as described above.
Where You Should Direct Requests. You may request an allocation change or a transfer of any portion of your Account Value among Investment Alternatives by calling our toll-free number, 800.468.3785, visiting our website at mutualofamerica.com or writing to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1001 Yamato Road, Suite 200
Boca Raton, FL 33431
For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website, or you may make a withdrawal request:
●
from any IRA Contract or FPA Contract (except as noted below) by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:
Mutual of America Life Insurance Company
Withdrawal Processing Center
P.O. Box 20208
New York, NY 10011
●
You may also request a withdrawal from a traditional IRA, Inherited IRA, SEP IRA, SIMPLE IRA or FPA by calling our toll-free number, 877.567.9662. Rollover requests, requests for withdrawals without tax withholding, and requests regarding FPA contracts with joint owners or where the owner and the annuitant are different must be in writing.
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●
from an FPA contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, and for Section 1035 exchanges, by writing to your Regional Office.
If you wish to obtain an annuity with your account value, or wish to receive payment under our Specified Payment Option, you should contact your Regional Office. You should use our forms to submit written requests to us; incomplete or unclear forms will be returned without action.
Assignment, Modification or Termination of Contracts

Assignment of Contracts. There are restrictions on assignments of the Contract or Contractholders’ interests under the Contracts.
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Owners of IRA Contracts may not assign or transfer the Contract or any rights under a Contract, except as otherwise required or permitted by law.
●
The owner of an FPA Contract may assign the Contract. An assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. Your assignment of your FPA Contract may be a taxable event.
Modification or Amendment of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.
Cancellation Right. You may surrender for cancellation an IRA Contract or FPA Contract within ten days after you have received it (or within a longer period as provided by state law). We will refund all Contributions allocated to the General Account, plus the value on the surrender date of your Account Value allocated to the Separate Account. In addition, you may withdraw all of your assets at any time and receive your Account Value at that time. Some states require that all Contributions to the Separate Account be refunded without deductions, or adjustments for changes in Separate Account market value, which we will do in those states upon cancellation. You should consult the Contract for applicable provisions.
Termination of Contracts. We may, in our sole discretion, return your Account Value and terminate an IRA or FPA Contract (other than an Inherited IRA Contract) prior to the Annuity Commencement Date. We may terminate an IRA Contract and may terminate an FPA Contract issued on our previously approved contract form (generally used prior to July 1, 2004), if:
●
you have not made Contributions for three consecutive years,
●
your Account Value is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide the minimum monthly Annuity Payment amount provided under your Contract under the form of annuity you selected, and
●
Under an FPA, you have reached the age of 59½; under an IRA, you have reached the age of 55.
We may terminate an FPA Contract on our new contract form (generally issued on or after July 1, 2004), if:
●
you have not made Contributions for three consecutive years, and
●
your Account Value is less than $2,000.
Before we elect to terminate an IRA or FPA Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Value to you in a single sum if we terminate your IRA or FPA Contract.
SEP and SIMPLE IRAs—Notice of Amendment and Option to Terminate. In certain instances, we will provide to Contractholders who have SEP or SIMPLE IRAs and to employers who have SEP or SIMPLE Plans a written notice concerning an amendment of the Contracts. A Contractholder who does not want the amendment to apply may notify us that he or she wishes to reject the amendment, including amendments necessary to comply with changes to the Code or rules or regulations adopted by the Internal Revenue Service. In that event, the Contractholder may notify us that he or she wishes to terminate the Contract.
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Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Contractholders under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the federal tax provisions. For these reasons, you or the Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and any state or local tax law limitations or other considerations.
This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.
Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under FPA and IRA Contracts issued directly to individual Contractholders. Special rules may apply to determine amounts that are subject to income taxation of payments made from FPA Contracts that were issued to the same individual in the same calendar year or if payments are made from FPA Contracts received in a tax free exchange within 180 days of the date of such exchange. Other provisions of the Code will apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.
Special Treatment for Withdrawals under Roth IRAs. The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Contractholders receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under “Roth IRA Contracts—Qualified Distributions” and “Roth IRA Contracts—Nonqualified Distributions; When Penalty Tax is Not Due.”
General Rules for Withdrawals under Contracts other than Roth IRAs. The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.
When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract.
The following are general concepts, and you should refer to the discussions below for your type of Contract.
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If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.
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●
If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.
●
The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.
●
Generally, the simplified method is used in determining the percentage of a distribution that you may exclude from gross income for a tax year. The nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your investment in the contract (less amounts previously received tax free) and the denominator of which is the total anticipated payments from the Contract.
Distributions under an FPA Contract

Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. After you have received back all of your investment in the contract, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that a Contractholder whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method. You can exchange an existing annuity contract for a new or multiple contracts tax-free provided certain Internal Revenue Service requirements are met. However, a Contractholder should consult a tax advisor before exchanging any FPA Contract.
If an FPA Contract is not individually owned, including a Contract purchased by an employer to fund obligations under a 457 plan, earnings on Contributions are taxable each year to the Contractholder and the exclusion ratio method is not used to determine taxation of Annuity Payments and withdrawals. Special tax rules apply to distributions by employers to their employees of deferred amounts under 457 plans.
Aggregation of Contracts. All FPA Contracts issued to the same Contractholder during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Contractholder. Accordingly, a Contractholder should consult a tax adviser before purchasing more than one FPA or other annuity Contract.
Withdrawals. If you make cash withdrawals (that are not annuity payments), you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982.
Single Sum Payments. If you receive a single sum payment of the total Account Value under the FPA Contract, you must include in gross income, for the tax year in which you receive the single sum, the difference between the amount of the single sum payment and the amount of your investment in the contract.
Distributions under IRA Contracts (other than Roth IRAs)

An IRA Contractholder (other than a Roth IRA) who makes any “after-tax” Contributions will have an investment in the contract.
Annuity Payments. If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.
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Withdrawals. If you receive amounts (that are not Annuity Payments) under an IRA Contract (other than a Roth IRA) and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Value for this purpose.
Single Sum Payments. If you receive a single sum payment of the Account Value under an IRA Contract (other than a Roth IRA), you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.
Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income

You may deduct from gross income part or all of your Contributions to a Traditional or SEP IRA Contract up to a maximum of $7,500 for 2026 (indexed for inflation in subsequent years) or 100% of annual compensation, whichever is less. For a spousal IRA, special rules apply to determine the maximum deduction. Individuals who are age 50 or older may make an additional contribution of $1,100 per year for 2026 and later years. The deductible amount depends on whether or not you participate (and if you are married*, whether or not your Spouse participates) in a pension, profit-sharing or 401(k) plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE IRA or an eligible deferred compensation plan described in section 457(b) of the Code (a pension arrangement) and, if so, on your federal adjusted gross income (AGI).
*
For purposes of this section, “married” means being in a marriage as recognized under federal law.
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If you are not married and do not participate in a pension arrangement, or if you are married and neither you nor your Spouse participates in a pension arrangement, you may deduct the maximum deductible amount.
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When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your Spouse participates in a pension arrangement, and (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.
If you are unmarried, your maximum deductible amount for 2026 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $81,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2026 reaches $91,000. If you are a married taxpayer filing a joint return, your maximum deductible amount for 2026 is reduced by a fraction, the denominator of which is $20,000 and the numerator of which is the amount of your AGI over $129,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2026 reaches $149,000. If you are a married taxpayer filing separately from your spouse, your maximum deductible amount for 2026 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $0, such that you may not deduct your Contributions if your AGI for 2026 reaches $10,000. Regardless of your filing status, the amount of reduction in your maximum deductible amount is rounded down to the next lowest multiple of $10. In any case where your maximum deductible amount is greater than zero, you may take a minimum deduction of $200.
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If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to the applicable limit for a year (minus any amount the Spouse contributes to an IRA for the same tax year) for a Spouse who does not participate in a pension arrangement, you may deduct the Contribution to the spousal IRA from gross income if you and your Spouse file a joint federal income tax return and your combined AGI is not more than $242,000. The deduction is reduced by multiplying the maximum deduction by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $240,000 except that the minimum deduction is $200 before it is reduced to $0 at $252,000 AGI and reductions are rounded down to the nearest multiple of $10.
Non-Deductible Contributions. If you do not qualify to deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $7,500 for 2026, and indexed for inflation in later years or 100% of annual compensation,
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whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. Contractholders who are age 50 or older by the end of the calendar year may make an additional contribution of $1,100 for the year 2026 and later years. You also may make non-deductible Contributions up to the applicable limit for a year to a spousal IRA for your Spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your Spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.
If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.
These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans.
SIMPLE IRAs—Exclusion of Contributions from Gross Income; Rollover Limitation

You may exclude Contributions to a SIMPLE IRA from gross income for federal income tax purposes in an amount up to $17,000 for 2026 (indexed for inflation in later years). Contractholders who are age 50 or older by the end of the calendar year may exclude an additional $4,000 in 2026 (indexed for inflation in subsequent years). Contractholders who are aged 60, 61, 62, or 63 in 2026 may contribute an additional $1,000, for a total of $5,000 in catch-up contributions. If your includible compensation is less than the applicable limit for a year, you are limited to 100% of your compensation.
During the first two years of participation in a SIMPLE IRA, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (including a Roth IRA) and to any qualified plan that accepts rollovers.
Penalty Taxes for Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59½ (except for Inherited IRAs, for which there is no withdrawal penalty). This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer’s SIMPLE IRA, the early withdrawal penalty tax increases to 25% from 10%. Other federal income tax penalties may apply to amounts or withdrawals under IRA Contracts.
FPA Contracts—When No Penalty Tax is Due

In general, the taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary; or
3.
The withdrawn amount is attributable to Contributions made prior to August 14, 1982;
For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts.
IRA Contracts—When No Penalty Tax is Due

The taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
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2.
The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;
3.
The withdrawals are to pay your medical expenses, or those of your Eligible Spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);
4.
Under an IRA Contract, the withdrawal is to pay your health insurance premiums, or the premiums for your Spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements;
5.
Under an IRA Contract, the withdrawal is for the payment of qualifying post-secondary (college) education expenses;
6.
Under an IRA Contract, the withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime);
7.
Under an Inherited IRA Contract, the withdrawal is part of the required distributions that must occur within five years following the end of the calendar year in which the decedent’s death occurred or as part of a series of required minimum distributions based upon the life expectancy of the Annuitant;
8.
Under an IRA Contract, the withdrawal is a qualified birth or adoption distribution; or
9.
Under an IRA Contract, you are a qualified individual within the meaning of the Coronavirus Aid, Recovery, and Economy Security Act (“CARES Act”) and your withdrawal is within the limits under the CARES Act.
Roth IRA Contracts—Qualified Distributions. You receive tax-free any distribution that is a qualified distribution from a Roth IRA Contract. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.
A qualified distribution is a distribution made:
1.
After the end of the five-year period beginning with the year in which you first contributed to a Roth IRA; and
2.
In one of the following circumstances:
a)
You are age 59½ or older;
b)
You have died or become disabled; or
c)
For qualified first-time home buyer expenses (up to $10,000 per lifetime).
Roth IRA Contracts—Non-Qualified Distributions; When Penalty Tax is Not Due. Any withdrawal by you that is not a “qualified distribution” is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts.)
There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Traditional IRA exceptions to the penalty tax applies.
Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions. Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:
●
the amount withdrawn was rolled over or converted from a Traditional IRA Contract, and
●
the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.
52

Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:
●
your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and
●
withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.
Minimum Distributions under IRA Contracts

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under IRA Contracts beginning at a certain time (called the “Required Beginning Date”). Distributions under Roth IRAs are not required until the death of the Contractholder. Generally, you may take the required amount from the IRA Contract we have issued, or from other non-Roth IRA contracts that you have.
Distributions under Inherited IRA Contracts must begin by the end of the year following the year of death of the decedent for whom you were the beneficiary if you have elected or are required to receive distributions based on your life expectancy. If the decedent had not reached his Required Beginning Date at the time of his death, you may elect not to take distributions based on your life expectancy, but then you must withdraw the entire account value no later than the end of year that includes the fifth anniversary of the death of the decedent, except that under the CARES Act, you were not required to take a distribution in 2020 and you can disregard 2020 in counting the five years.
We will provide explanatory information to Contractholders before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 25% of the difference between the required minimum and the actual amount you withdrew.
Federal tax law provisions concerning distributions upon the death of a Contractholder may reduce the period over which a Beneficiary may take or defer receipt of the death benefit.
Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death.
A Beneficiary will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (“IRD”), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.
Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if federal income tax withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.
When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Contractholders and Beneficiaries should carefully review information they receive from us.
We are required to withhold federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid written election not to have federal income tax withheld and except that withholding is not required for Roth IRAs in certain circumstances. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.
53

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).
●
For Annuity Payments, we will withhold federal tax in accordance with the Annuitant’s withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.
●
For most withdrawals, we will withhold federal tax at a flat 10% rate of the amount withdrawn.

Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of Mutual of America Securities LLC to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
54

Appendix A1: Underlying Funds Available As Investment Options Under the IRA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/IRAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of AmericaCapital Management LLC	0.14%	17.68%	14.52%	14.65%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.55%	11.96%	10.91%	11.87%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.85%	2.00%	8.22%	6.53%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.85%	8.52%	1.75%	8.77%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.25%	5.80%	7.11%		6.41%[2]

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.70%	2.48%	7.82%	8.10%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.17%	7.28%	8.93%	10.52%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.48%	37.20%	11.10%	9.25%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	6.95%	5.49%		12.13%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	28.60%	5.59%	9.53%
Equity Fund Seeks long-term capital growth	American Century Small Cap Growth R6	0.78%	9.40%	3.31%	12.60%
Equity Fund Seeks capital appreciation	Nomura VIP® Small Cap Value Series Adviser: Delaware Management Company	0.74%	8.16%	9.26%	9.15%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.46%	19.02%	12.51%	11.60%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.54%	21.52%	15.37%	15.78%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.55%	11.75%	10.10%	10.59%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	16.14%	10.47%	10.84%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	15.75%	13.81%	13.73%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	15.93%	12.47%	12.53%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	16.83%	13.24%	11.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA US Government Money Market Fund Adviser: Mutual of America Capital Management LLC	0.23%	4.15%	3.06%	1.96%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.47%	6.65%	0.74%	2.14%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	7.58%	-0.56%	1.92%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	1.24%	8.01%	1.36%	3.37%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.57%	18.82%	10.50%	10.04%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	14.98%	5.67%	7.13%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	11.48%	8.68%	9.81%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.50%	11.06%	4.74%	5.95%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.40%	7.80%	8.67%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.39%	16.16%	9.14%	10.03%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.53%	10.53%	4.13%	5.18%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.49%	11.18%	5.11%	6.75%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.44%	12.81%	6.35%	7.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.43%	13.85%	7.62%	8.95%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.40%	15.32%	8.84%	9.90%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.37%	16.95%	10.03%	10.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.36%	17.70%	10.49%	10.82%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.37%	17.82%	10.69%	10.95%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.38%	18.27%	10.86%		11.13%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.40%	18.45%	11.05%		10.72%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.49%	18.17%	11.18%		13.74%[6]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2070 Fund Adviser: Mutual of America Capital Management LLC	0.41%				19.49%[7]

*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

The reported expense ratio for the following funds is net of fee waivers that may not continue: MoA Small Cap Equity Index Fund, MoA Clear Passage 2070 Fund, American Funds Insurance Series New World Fund, Calvert VP SRI Balanced Portfolio, Fidelity VIP Asset Manager Portfolio, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, and MFS VIT III Mid Cap Value Portfolio. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since inception date October 1, 2016.
5
Since inception date July 2, 2018.
6
Since inception date August 3, 2020.
7
Since inception date May 1, 2025.

Appendix A2: Underlying Funds Available As Investment Options Under the FPA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.09%	17.78%	14.31%	14.70%
Equity Fund Seeks to achieve long-term capital appreciation	Dimensional VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC	0.29%	6.11%	3.81%	9.61%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.12%	12.32%	8.02%		8.82%[2]
Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.59%	7.99%	12.14%	10.82%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%		7.20%[3]

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	6.95%	5.49%		12.13%[4]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	28.60%	5.59%	9.53%
Equity Fund Seeks capital appreciation	Nomura VIP® Small Cap Value Series Adviser: Delaware Management Company	0.74%	8.16%	9.26%	9.15%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.46%	19.02%	12.51%	11.60%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.54%	21.52%	15.37%	15.78%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.55%	11.75%	10.10%	10.59%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	16.14%	10.47%	10.84%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	15.75%	13.81%	13.73%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	15.93%	12.47%	12.53%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	16.83%	13.24%	11.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.43%	4.20%	3.18%	2.11%
Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company	0.22%	7.40%	0.10%	2.61%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	1.24%	8.01%	1.36%	3.37%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	14.98%	5.67%	7.13%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	11.48%	8.68%	9.81%
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.20%	16.46%	9.29%	10.03%
Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) Adviser: Capital Research and Management Company	0.63%	11.45%	7.97%	9.26%
Balanced Funds Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Retirement Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.36%	9.63%	2.35%	4.44%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.44%	13.33%	4.48%	7.38%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.46%	14.59%	5.52%	8.02%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.49%	15.52%	6.25%	8.88%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.53%	16.69%	7.55%	10.00%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2040 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.57%	18.79%	9.01%	10.87%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%	11.09%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.79%	9.43%	11.08%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.85%	9.43%		11.60%[5]
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%		11.62%[5]
*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

The reported expense ratio for the following funds is net of fee waivers that may not continue: all American Funds Insurance Series Funds, Calvert VP SRI Balanced Portfolio, Fidelity VIP Asset Manager Portfolio, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, and MFS VIT III Mid Cap Value Portfolio. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date January 24, 2020.
3
Since inception date September 7, 2017.
4
Since inception date September 22, 2017.
5
Since inception date April 11, 2019.

Appendix B: General Account Operations
This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Contractholders than Contributions supported by assets of our Separate Account.
When a Contractholder allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.
We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.
Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Contractholders. Contractholders should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:
●
Reasonable classifications of different types of policies.
●
Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.
●
The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.
●
The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.
●
Compliance with applicable statutory and regulatory requirements.
●
Competitiveness of rates in light of industry practices and trends current at the time.
We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were placed in our General Account. The credited interest rate, when declared, is applied on a daily
B-1

basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum annual yield, if any, set forth in a Contract. If we declare a credited interest rate higher than such minimum, the higher credited interest rate will remain in effect until changed.
All amounts accumulated in our General Account (including credited interest) for Contractholders are guaranteed by us. Amounts held for a Contractholder are payable in full upon the Contractholder’s request for transfer, payment, withdrawal or Contract surrender, subject to the deduction of any otherwise payable administrative charges. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Contractholders’ quarterly statements.
We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Contractholders in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders. We will provide written notices to Contractholders when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Contractholder’s quarterly statements reflect direct deductions from the Contractholder’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.
A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.
State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.
B-2

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

The Statement of Additional Information (the “SAI”) dated May 1, 2026 contains additional information about this Contract, the Separate Account, and our operations. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SAI is available, without charge, upon request. You may obtain a free copy of the SAI, request other information about the Contracts, or make investor inquiries, by writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or calling us at 800.574.9267.
You may also obtain the Prospectus, SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has a website at http://www.sec.gov. Reports and other information about Separate Account No. 2 are available through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 2-90201
EDGAR Contract identifier C000025767.
Prospectus dated May 1, 2026

STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS
including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2026, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2026

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2025, we had total assets of approximately $23.8 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
●
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
●
Low interest rates. A low interest rate environment can impact annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Payments Received by Us from the Underlying Funds

We or our affiliates have entered into agreements with the investment adviser, transfer agent and/or distributor of certain of the Underlying Funds. Under the terms of these agreements, we or our affiliates will receive payments based on the average daily net assets invested by the Separate Account in the Underlying Funds in connection with our provision of administrative support, distribution and/or recordkeeping services to the Underlying Funds. These services provided to the Underlying Funds are in addition to the services provided and expenses incurred by us and our affiliates in marketing and administering the variable annuity contracts.
Mutual of America’s Relationship with the Underlying Funds
The Underlying Funds incur expenses each time they sell, administer, or redeem their shares. The Separate Account aggregates Contractholder purchase, redemption, and transfer requests and submits net or aggregated purchase/ redemption requests to each Underlying Fund on each Valuation Day. The Separate Account (not the Contractholders) is the Underlying Fund shareholder. When the Separate Account aggregates transactions, the Underlying Fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Mutual of America incurs these expenses instead.
Mutual of America also incurs the distribution costs of selling the Contracts (as discussed above), which benefit the Underlying Funds by providing Contractholders with Subaccount options that correspond to the Underlying Funds.
An investment adviser or subadviser of an Underlying Fund or its affiliates may provide Mutual of America with wholesaling services that assist in the distribution of the Contracts and may pay Mutual of America to participate in marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Contracts.
Types of Payments Mutual of America Receives
In light of the above, the Underlying Funds and their affiliates make certain payments to Mutual of America (the “payments”). The amount of these payments is based on a percentage of assets invested in the Underlying Funds attributable to the Contracts and other variable contracts Mutual of America issue. These payments are made for various purposes, including payments for the services provided and expenses incurred by Mutual of America in promoting, marketing and administering the Contracts and Underlying Funds. Mutual of America may realize a profit on the payments received.
Mutual of America receives the following types of payments:
●
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Underlying Fund, which may be deducted from Underlying Fund assets; and
●
Payments by an Underlying Fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from Underlying Fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from Underlying Fund assets and are reflected in mutual fund charges.
Furthermore, Mutual of America benefits from assets invested in Mutual of America’s affiliated Underlying Funds (i.e., MoA Funds Corporation) because it and its affiliates also receive compensation from the Underlying Funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Mutual of America may receive more revenue with respect to affiliated Underlying Funds than unaffiliated Underlying Funds.
Amount of Payments Mutual of America Receives

For the year end December 31, 2025, the Underlying Fund service fee payments Mutual of America received from the Underlying Funds did not exceed 0.25% (as a percentage of the average Daily Net Assets invested in the Underlying Funds) offered through the Contracts or other variable contracts that Mutual of America issues. Payments from investment advisers or subadvisers to participate in marketing activities have not been taken into account in this percentage.
Some of the Underlying Funds or their affiliates have agreed to make payments to Mutual of America, although the applicable percentages may vary from by Underlying Fund and some may not make any payments at all. Because the amount of the actual payments Mutual of America receives depends on the assets of the Underlying Funds attributable to the Contracts, Mutual of America may receive higher payments from Underlying Funds with lower percentages (but greater assets) than from Underlying Funds that have higher percentages (but fewer assets).
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at Two Manhattan West, 375 9th Avenue, New York, NY 10001, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying financial statements of Mutual of America Separate Account No. 2.

PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2025 and 2024, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2025, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 23, 2026, covering the December 31, 2025, 2024 and 2023 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2025 and 2024, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2025, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 23, 2026, covering the December 31, 2025, 2024 and 2023 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2025 are included as follows:
Page
Report of Independent Registered Public Accounting Firm	7
Statements of Assets and Liabilities	10
Statements of Operations	46

Page
Statements of Changes in Net Assets	52
Notes to Financial Statements	76
Financial Statements of Mutual of America for 2025, 2024 and 2023 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 5. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agents of the underlying investments, when replies were not received from transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America Life Insurance Company separate accounts since 2002.

New York, New York

April 24, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of Assets and Liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

MOA FUNDS CORPORATION

MoA All America Fund

MoA Equity Index Fund

MoA International Fund

MoA Mid Cap Equity Index Fund

MoA Mid Cap Value Fund

MoA Small Cap Equity Index Fund

MoA Small Cap Growth Fund

MoA Small Cap Value Fund

MoA Balanced Fund

MoA Core Bond Fund

MoA Intermediate Bond Fund

MoA US Government Money Market Fund

MoA Aggressive Allocation Fund

MoA Conservative Allocation Fund

MoA Moderate Allocation Fund

MoA Retirement Income Fund

MoA Clear Passage 2020 Fund

MoA Clear Passage 2025 Fund

MoA Clear Passage 2030 Fund

MoA Clear Passage 2035 Fund

MoA Clear Passage 2040 Fund

MoA Clear Passage 2045 Fund

MoA Clear Passage 2050 Fund

MoA Clear Passage 2055 Fund

MoA Clear Passage 2060 Fund

MoA Clear Passage 2065 Fund

Statements of Assets and Liabilities as of December 31, 2025 and the related statements of operations and changes in net assets for the period May 27, 2025 (commencement of operations) through December 31, 2025

MoA Clear Passage 2070 Fund

Statements of Assets and Liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AMERICAN FUNDS INSURANCE SERIES

The Bond Fund of America

Managed Risk Growth-Income Fund

New World Fund

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Balanced Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio

DEUTSCHE DWS VARIABLE SERIES I

DWS Capital Growth VIP

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

VIP Equity-Income Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

VIP Contrafund Portfolio

VIP Index 500 Portfolio

VIP Extended Market Index Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND III

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND V

VIP Asset Manager 50% Portfolio

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND V

VIP Freedom Income Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom 2055 Portfolio

VIP Freedom 2060 Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Government Money Market Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Main Street Fund

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Capital Appreciation Fund

DELAWARE VIP TRUST

Nomura VIP Small Cap Value Series

MFS VARIABLE INVESTMENT TRUST III

MFS Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Quality Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST

PIMCO Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Blue Chip Growth Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

Balanced Portfolio

Conservative Allocation Portfolio

Diversified Value Portfolio International Portfolio

Mid-Cap Index Portfolio

Real Estate Index Portfolio

Small Company Growth Portfolio Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Total International Stock Market Index Portfolio

Statements of Assets and Liabilities as of December 31, 2025 and the related statements of operations and changes in net assets for the period June 6, 2025 (commencement of operations) through December 31, 2025

AMERICAN CENTURY INVESTMENTS

American Century Small Cap Growth R6

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund

Investments at fair value
(Cost:
MoA All America Fund — $239,233,509
MoA Equity Index Fund — $785,040,890
MoA International Fund — $52,441,976
MoA Mid Cap Equity Index Fund — $377,352,558)
(Notes 2 and 3)	$232,784,529	$1,150,184,642	$65,632,838	$357,941,690
Due From (To) Mutual of America General Account	(10)	(98,172)	7	(5,054)

Net Assets	$232,784,519	$1,150,086,470	$65,632,845	$357,936,636

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	51,094,032	204,652,602	6,550,908	72,575,256

Tier 1 Reduced Fee Units (a)	24,201,022	130,479,232	8,796,982	38,706,090

Tier 2 Reduced Fee Units	10,296,191	82,678,346	5,317,756	22,705,323

Tier 3 Reduced Fee Units	42,683,920	293,615,695	21,631,391	87,290,182

Tier 4 Reduced Fee Units	13,225,482	101,545,346	6,989,826	28,099,912

Tier 5 Reduced Fee Units	4,675,400	41,354,184	3,084,341	12,603,339

Certain National Accounts - Tier 2 Reduced Fee Units	883,775	11,763,388	958,759	4,121,874

Certain National Accounts - Tier 3 Reduced Fee Units	6,071,515	44,196,376	2,593,590	11,449,074

Certain National Accounts - Tier 4 Reduced Fee Units	1,123,651	12,351,828	925,357	3,758,117

Certain National Accounts - Tier 5 Reduced Fee Units	658,337	4,406,339	118,376	1,388,701

Standard Units (b)	16,542,954	68,166,772	3,628,013	24,213,733

Inactive and Voluntary Employee Contribution Units	61,328,240	154,876,362	5,037,546	51,025,035

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,214,148	10,789,414	3,525,868	8,389,992

Tier 1 Reduced Fee Units (a)	505,207	6,043,285	4,198,588	3,931,042

Tier 2 Reduced Fee Units	216,782	3,862,191	2,559,909	2,325,766

Tier 3 Reduced Fee Units	907,822	13,855,017	10,518,869	9,032,310

Tier 4 Reduced Fee Units	287,098	4,890,675	3,469,494	2,967,985

Tier 5 Reduced Fee Units	111,258	2,183,268	1,662,447	1,459,070

Certain National Accounts - Tier 2 Reduced Fee Units	18,547	547,723	460,033	420,841

Certain National Accounts - Tier 3 Reduced Fee Units	127,833	2,064,565	1,248,526	1,172,759

Certain National Accounts - Tier 4 Reduced Fee Units	23,821	580,960	448,522	387,608

Certain National Accounts - Tier 5 Reduced Fee Units	15,564	231,121	63,389	159,725

Standard Units (b)	408,207	3,731,778	2,027,665	2,906,743

Inactive and Voluntary Employee Contribution Units	1,559,357	8,736,613	2,901,118	6,311,644

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$42.082	$18.968	$1.858	$8.650

Tier 1 Reduced Fee Units (a)	$47.903	$21.591	$2.095	$9.846

Tier 2 Reduced Fee Units	$47.496	$21.407	$2.077	$9.763

Tier 3 Reduced Fee Units	$47.018	$21.192	$2.056	$9.664

Tier 4 Reduced Fee Units	$46.066	$20.763	$2.015	$9.468

Tier 5 Reduced Fee Units	$42.023	$18.941	$1.855	$8.638

Certain National Accounts - Tier 2 Reduced Fee Units	$47.651	$21.477	$2.084	$9.794

Certain National Accounts - Tier 3 Reduced Fee Units	$47.496	$21.407	$2.077	$9.763

Certain National Accounts - Tier 4 Reduced Fee Units	$47.171	$21.261	$2.063	$9.696

Certain National Accounts - Tier 5 Reduced Fee Units	$42.297	$19.065	$1.867	$8.694

Standard Units (b)	$40.526	$18.267	$1.789	$8.330

Inactive and Voluntary Employee Contribution Units	$39.329	$17.727	$1.736	$8.084

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund	MoA Small Cap Growth Fund	MoA Small Cap Value Fund

Investments at fair value
(Cost:
MoA Mid Cap Value Fund — $53,050,970
MoA Small Cap Equity Index Fund — $31,241,598
MoA Small Cap Growth Fund — $177,065,366
MoA Small Cap Value Fund — $119,077,442)
(Notes 2 and 3)	$48,920,603	$31,671,711	$173,015,733	$114,701,346
Due From (To) Mutual of America General Account	2	(1)	(74)	18

Net Assets	$48,920,605	$31,671,710	$173,015,659	$114,701,364

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	8,468,307	4,648,856	29,654,225	20,967,668

Tier 1 Reduced Fee Units (a)	6,969,267	3,654,978	20,613,494	12,232,138

Tier 2 Reduced Fee Units	3,183,876	2,578,285	9,244,021	6,178,296

Tier 3 Reduced Fee Units	12,373,280	10,030,646	40,663,511	26,321,962

Tier 4 Reduced Fee Units	4,390,679	3,516,554	12,747,340	8,113,632

Tier 5 Reduced Fee Units	1,918,731	1,549,466	6,274,206	4,246,802

Certain National Accounts - Tier 2 Reduced Fee Units	406,091	126,914	1,084,010	1,027,663

Certain National Accounts - Tier 3 Reduced Fee Units	1,405,814	1,764,438	7,280,122	3,796,554

Certain National Accounts - Tier 4 Reduced Fee Units	641,488	561,647	1,659,315	940,263

Certain National Accounts - Tier 5 Reduced Fee Units	139,572	222,439	535,230	424,605

Standard Units (b)	3,552,009	1,854,721	11,950,958	8,641,064

Inactive and Voluntary Employee Contribution Units	5,471,491	1,162,766	31,309,227	21,810,717

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,494,361	313,971	7,393,949	6,385,233

Tier 1 Reduced Fee Units (a)	1,803,335	233,919	4,514,828	3,272,096

Tier 2 Reduced Fee Units	830,906	166,255	2,042,006	1,666,867

Tier 3 Reduced Fee Units	3,261,913	651,658	9,074,402	7,173,929

Tier 4 Reduced Fee Units	1,181,524	231,048	2,904,151	2,257,554

Tier 5 Reduced Fee Units	565,966	104,515	1,566,639	1,295,123

Certain National Accounts - Tier 2 Reduced Fee Units	105,636	8,157	238,678	276,355

Certain National Accounts - Tier 3 Reduced Fee Units	366,880	113,776	1,608,180	1,024,287

Certain National Accounts - Tier 4 Reduced Fee Units	168,562	36,370	369,083	255,432

Certain National Accounts - Tier 5 Reduced Fee Units	40,903	14,907	132,778	128,652

Standard Units (b)	1,086,444	129,209	3,094,309	2,732,575

Inactive and Voluntary Employee Contribution Units	1,724,448	83,225	8,353,300	7,107,142

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund	MoA Small Cap Growth Fund	MoA Small Cap Value Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3.395	$14.807	$4.011	$3.284

Tier 1 Reduced Fee Units (a)	$3.865	$15.625	$4.566	$3.738

Tier 2 Reduced Fee Units	$3.832	$15.508	$4.527	$3.707

Tier 3 Reduced Fee Units	$3.793	$15.392	$4.481	$3.669

Tier 4 Reduced Fee Units	$3.716	$15.220	$4.389	$3.594

Tier 5 Reduced Fee Units	$3.390	$14.825	$4.005	$3.279

Certain National Accounts - Tier 2 Reduced Fee Units	$3.844	$15.559	$4.542	$3.719

Certain National Accounts - Tier 3 Reduced Fee Units	$3.832	$15.508	$4.527	$3.707

Certain National Accounts - Tier 4 Reduced Fee Units	$3.806	$15.443	$4.496	$3.681

Certain National Accounts - Tier 5 Reduced Fee Units	$3.412	$14.922	$4.031	$3.300

Standard Units (b)	$3.269	$14.354	$3.862	$3.162

Inactive and Voluntary Employee Contribution Units	$3.173	$13.972	$3.748	$3.069

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund

Investments at fair value
(Cost:
MoA Balanced Fund — $156,688,910
MoA Core Bond Fund — $146,531,625
MoA Intermediate Bond Fund — $67,720,022
MoA US Government Money Market Fund — $56,320,335)
(Notes 2 and 3)	$176,606,789	$131,467,786	$65,657,115	$140,046,849
Due From (To) Mutual of America General Account	(22,130)	(11,784)	(21,361)	2,166

Net Assets	$176,584,659	$131,456,002	$65,635,754	$140,049,015

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	42,596,023	19,641,603	9,007,864	35,471,259

Tier 1 Reduced Fee Units (a)	18,027,890	14,341,693	8,837,119	14,774,962

Tier 2 Reduced Fee Units	12,823,520	9,942,395	4,954,311	11,006,794

Tier 3 Reduced Fee Units	35,233,119	38,497,774	16,884,111	36,260,255

Tier 4 Reduced Fee Units	11,737,790	11,780,448	5,574,460	12,377,423

Tier 5 Reduced Fee Units	5,014,481	4,994,334	2,760,884	4,870,769

Certain National Accounts - Tier 2 Reduced Fee Units	740,643	1,777,592	1,079,964	561,077

Certain National Accounts - Tier 3 Reduced Fee Units	7,066,609	6,254,173	2,665,340	4,631,904

Certain National Accounts - Tier 4 Reduced Fee Units	1,631,764	1,219,512	829,299	775,892

Certain National Accounts - Tier 5 Reduced Fee Units	394,437	261,095	451,442	372,643

Standard Units (b)	11,325,440	7,021,905	4,189,883	6,897,379

Inactive and Voluntary Employee Contribution Units	29,992,943	15,723,478	8,401,077	12,048,658

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,054,861	2,957,175	3,463,218	13,558,541

Tier 1 Reduced Fee Units (a)	764,019	1,896,711	2,984,620	4,960,474

Tier 2 Reduced Fee Units	548,124	1,326,193	1,687,651	3,727,118

Tier 3 Reduced Fee Units	1,521,186	5,186,820	5,809,365	12,401,739

Tier 4 Reduced Fee Units	517,125	1,619,185	1,956,419	4,319,883

Tier 5 Reduced Fee Units	242,241	752,959	1,062,905	1,864,339

Certain National Accounts - Tier 2 Reduced Fee Units	31,555	236,339	366,687	189,361

Certain National Accounts - Tier 3 Reduced Fee Units	302,052	834,230	907,929	1,568,454

Certain National Accounts - Tier 4 Reduced Fee Units	70,222	163,771	284,409	264,496

Certain National Accounts - Tier 5 Reduced Fee Units	18,931	39,108	172,674	141,708

Standard Units (b)	567,326	1,097,764	1,672,696	2,737,621

Inactive and Voluntary Employee Contribution Units	1,548,114	2,532,782	3,455,736	4,927,556

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$20.729	$6.642	$2.601	$2.616

Tier 1 Reduced Fee Units (a)	$23.596	$7.561	$2.961	$2.979

Tier 2 Reduced Fee Units	$23.395	$7.497	$2.936	$2.953

Tier 3 Reduced Fee Units	$23.162	$7.422	$2.906	$2.924

Tier 4 Reduced Fee Units	$22.698	$7.276	$2.849	$2.865

Tier 5 Reduced Fee Units	$20.700	$6.633	$2.597	$2.613

Certain National Accounts - Tier 2 Reduced Fee Units	$23.472	$7.521	$2.945	$2.963

Certain National Accounts - Tier 3 Reduced Fee Units	$23.395	$7.497	$2.936	$2.953

Certain National Accounts - Tier 4 Reduced Fee Units	$23.237	$7.446	$2.916	$2.933

Certain National Accounts - Tier 5 Reduced Fee Units	$20.836	$6.676	$2.614	$2.630

Standard Units (b)	$19.963	$6.397	$2.505	$2.519

Inactive and Voluntary Employee Contribution Units	$19.374	$6.208	$2.431	$2.445

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund

Investments at fair value
(Cost:
MoA Aggressive Allocation Fund — $250,889,913
MoA Conservative Allocation Fund — $105,757,712
MoA Moderate Allocation Fund — $294,228,351
MoA Retirement Income Fund — $142,233,234)
(Notes 2 and 3)	$253,169,877	$103,737,802	$290,198,119	$149,436,742
Due From (To) Mutual of America General Account	(34)	35	(40)	7,805

Net Assets	$253,169,843	$103,737,837	$290,198,079	$149,444,547

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	26,057,068	21,603,015	39,893,161	28,136,245

Tier 1 Reduced Fee Units (a)	33,837,607	10,972,684	33,888,003	17,243,427

Tier 2 Reduced Fee Units	26,859,219	7,262,543	23,970,516	17,132,494

Tier 3 Reduced Fee Units	63,431,729	31,266,938	81,856,096	38,536,806

Tier 4 Reduced Fee Units	23,648,414	7,197,586	24,968,686	11,559,550

Tier 5 Reduced Fee Units	11,045,986	3,987,730	11,154,792	5,059,695

Certain National Accounts - Tier 2 Reduced Fee Units	2,083,722	446,627	3,439,006	583,093

Certain National Accounts - Tier 3 Reduced Fee Units	12,158,683	5,752,804	15,084,085	11,226,706

Certain National Accounts - Tier 4 Reduced Fee Units	2,694,437	1,904,714	6,253,971	4,080,322

Certain National Accounts - Tier 5 Reduced Fee Units	856,166	895,590	1,805,697	963,379

Standard Units (b)	18,704,545	6,175,331	20,542,802	7,671,684

Inactive and Voluntary Employee Contribution Units	31,792,267	6,272,275	27,341,264	7,251,146

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	4,720,405	7,942,717	9,382,641	13,823,284

Tier 1 Reduced Fee Units (a)	5,385,580	3,543,772	7,002,225	7,511,960

Tier 2 Reduced Fee Units	4,311,594	2,365,682	4,995,526	7,527,878

Tier 3 Reduced Fee Units	10,285,317	10,287,353	17,231,215	17,102,910

Tier 4 Reduced Fee Units	3,913,120	2,415,737	5,362,876	5,236,525

Tier 5 Reduced Fee Units	2,003,846	1,468,209	2,627,188	2,489,298

Certain National Accounts - Tier 2 Reduced Fee Units	333,404	145,010	714,373	255,370

Certain National Accounts - Tier 3 Reduced Fee Units	1,951,781	1,873,904	3,143,567	4,932,923

Certain National Accounts - Tier 4 Reduced Fee Units	435,477	624,650	1,312,213	1,804,986

Certain National Accounts - Tier 5 Reduced Fee Units	154,308	327,598	422,521	470,894

Standard Units (b)	3,518,537	2,357,618	5,017,036	3,913,789

Inactive and Voluntary Employee Contribution Units	6,162,396	2,467,418	6,880,333	3,811,692

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$5.520	$2.720	$4.252	$2.035

Tier 1 Reduced Fee Units (a)	$6.283	$3.096	$4.840	$2.295

Tier 2 Reduced Fee Units	$6.230	$3.070	$4.798	$2.276

Tier 3 Reduced Fee Units	$6.167	$3.039	$4.750	$2.253

Tier 4 Reduced Fee Units	$6.043	$2.979	$4.656	$2.207

Tier 5 Reduced Fee Units	$5.512	$2.716	$4.246	$2.033

Certain National Accounts - Tier 2 Reduced Fee Units	$6.250	$3.080	$4.814	$2.283

Certain National Accounts - Tier 3 Reduced Fee Units	$6.230	$3.070	$4.798	$2.276

Certain National Accounts - Tier 4 Reduced Fee Units	$6.187	$3.049	$4.766	$2.261

Certain National Accounts - Tier 5 Reduced Fee Units	$5.548	$2.734	$4.274	$2.046

Standard Units (b)	$5.316	$2.619	$4.095	$1.960

Inactive and Voluntary Employee Contribution Units	$5.159	$2.542	$3.974	$1.902

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund

Investments at fair value
(Cost:
MoA Clear Passage 2020 Fund — $240,136,362
MoA Clear Passage 2025 Fund — $582,316,545
MoA Clear Passage 2030 Fund — $750,935,457
MoA Clear Passage 2035 Fund — $724,904,951)
(Notes 2 and 3)	$227,899,760	$574,575,186	$778,421,155	$774,785,258
Due From (To) Mutual of America General Account	8,252	137	(10,260)	3,113

Net Assets	$227,908,012	$574,575,323	$778,410,895	$774,788,371

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	42,375,888	74,155,535	62,512,857	48,265,929

Tier 1 Reduced Fee Units (a)	31,299,960	87,850,041	111,828,486	105,619,027

Tier 2 Reduced Fee Units	20,315,973	63,751,791	78,741,722	85,281,056

Tier 3 Reduced Fee Units	64,276,568	172,951,307	258,174,263	258,107,745

Tier 4 Reduced Fee Units	17,773,704	51,107,978	77,399,698	83,680,040

Tier 5 Reduced Fee Units	8,154,000	20,777,726	35,942,869	35,043,068

Certain National Accounts - Tier 2 Reduced Fee Units	1,236,208	1,667,511	4,006,353	5,754,854

Certain National Accounts - Tier 3 Reduced Fee Units	13,302,957	34,783,273	43,335,404	47,735,959

Certain National Accounts - Tier 4 Reduced Fee Units	5,850,478	13,266,160	21,964,532	17,346,499

Certain National Accounts - Tier 5 Reduced Fee Units	2,382,513	5,456,835	8,182,327	6,868,560

Standard Units (b)	7,766,534	27,368,693	40,388,755	45,233,051

Inactive and Voluntary Employee Contribution Units	13,173,229	21,438,473	35,933,629	35,852,583

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	18,228,133	28,029,400	20,909,660	14,910,528

Tier 1 Reduced Fee Units (a)	11,938,434	29,442,701	33,165,862	28,932,107

Tier 2 Reduced Fee Units	7,815,528	21,549,423	23,553,737	23,561,648

Tier 3 Reduced Fee Units	24,976,877	59,051,774	78,007,741	72,032,548

Tier 4 Reduced Fee Units	7,050,620	17,814,871	23,875,340	23,842,002

Tier 5 Reduced Fee Units	3,512,360	7,864,419	12,039,186	10,840,913

Certain National Accounts - Tier 2 Reduced Fee Units	474,023	561,828	1,194,513	1,584,817

Certain National Accounts - Tier 3 Reduced Fee Units	5,117,630	11,757,465	12,962,768	13,188,602

Certain National Accounts - Tier 4 Reduced Fee Units	2,266,016	4,514,879	6,615,124	4,825,339

Certain National Accounts - Tier 5 Reduced Fee Units	1,019,622	2,052,033	2,722,915	2,111,081

Standard Units (b)	3,469,064	10,741,802	14,027,999	14,510,381

Inactive and Voluntary Employee Contribution Units	6,062,930	8,670,080	12,860,104	11,850,859

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.325	$2.646	$2.990	$3.237

Tier 1 Reduced Fee Units (a)	$2.622	$2.984	$3.372	$3.651

Tier 2 Reduced Fee Units	$2.599	$2.958	$3.343	$3.619

Tier 3 Reduced Fee Units	$2.573	$2.929	$3.310	$3.583

Tier 4 Reduced Fee Units	$2.521	$2.869	$3.242	$3.510

Tier 5 Reduced Fee Units	$2.322	$2.642	$2.985	$3.232

Certain National Accounts - Tier 2 Reduced Fee Units	$2.608	$2.968	$3.354	$3.631

Certain National Accounts - Tier 3 Reduced Fee Units	$2.599	$2.958	$3.343	$3.619

Certain National Accounts - Tier 4 Reduced Fee Units	$2.582	$2.938	$3.320	$3.595

Certain National Accounts - Tier 5 Reduced Fee Units	$2.337	$2.659	$3.005	$3.254

Standard Units (b)	$2.239	$2.548	$2.879	$3.117

Inactive and Voluntary Employee Contribution Units	$2.173	$2.473	$2.794	$3.025

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund

Investments at fair value
(Cost:
MoA Clear Passage 2040 Fund — $626,104,977
MoA Clear Passage 2045 Fund — $659,119,805
MoA Clear Passage 2050 Fund — $507,813,012
MoA Clear Passage 2055 Fund — $293,845,271)
(Notes 2 and 3)	$693,270,344	$742,398,801	$576,897,010	$339,073,133
Due From (To) Mutual of America General Account	2,821	3,600	3,003	3,029

Net Assets	$693,273,165	$742,402,401	$576,900,013	$339,076,162

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	37,587,621	36,093,542	18,485,604	6,641,821

Tier 1 Reduced Fee Units (a)	91,582,611	94,307,163	70,392,589	38,109,203

Tier 2 Reduced Fee Units	73,726,012	84,758,850	59,092,923	32,153,590

Tier 3 Reduced Fee Units	248,262,202	250,556,684	211,219,279	132,874,643

Tier 4 Reduced Fee Units	68,037,462	74,710,664	65,803,831	41,358,980

Tier 5 Reduced Fee Units	32,233,723	34,911,569	27,731,611	15,751,655

Certain National Accounts - Tier 2 Reduced Fee Units	4,198,359	6,747,876	2,744,504	3,005,637

Certain National Accounts - Tier 3 Reduced Fee Units	41,406,232	46,833,352	42,200,130	21,060,793

Certain National Accounts - Tier 4 Reduced Fee Units	15,323,249	17,339,128	12,320,157	7,867,881

Certain National Accounts - Tier 5 Reduced Fee Units	4,562,762	5,821,392	5,230,750	3,193,233

Standard Units (b)	44,036,467	50,581,646	37,967,516	25,162,887

Inactive and Voluntary Employee Contribution Units	32,316,465	39,740,535	23,711,119	11,895,839

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	10,931,461	10,385,955	5,403,787	2,734,435

Tier 1 Reduced Fee Units (a)	23,617,486	24,062,013	18,711,346	14,712,285

Tier 2 Reduced Fee Units	19,176,022	21,811,650	15,842,373	12,519,464

Tier 3 Reduced Fee Units	65,225,977	65,131,527	57,200,182	52,202,671

Tier 4 Reduced Fee Units	18,249,134	19,827,292	18,169,427	16,476,185

Tier 5 Reduced Fee Units	9,387,638	10,059,988	8,117,958	6,493,934

Certain National Accounts - Tier 2 Reduced Fee Units	1,088,440	1,730,841	733,393	1,166,493

Certain National Accounts - Tier 3 Reduced Fee Units	10,769,697	12,051,988	11,313,541	8,200,324

Certain National Accounts - Tier 4 Reduced Fee Units	4,012,792	4,492,638	3,325,571	3,081,050

Certain National Accounts - Tier 5 Reduced Fee Units	1,320,224	1,666,589	1,521,259	1,307,923

Standard Units (b)	13,298,801	15,113,815	11,524,911	10,757,163

Inactive and Voluntary Employee Contribution Units	10,056,257	12,235,669	7,416,227	5,240,102

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation
	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3.438	$3.475	$3.421	$2.429

Tier 1 Reduced Fee Units (a)	$3.878	$3.919	$3.762	$2.590

Tier 2 Reduced Fee Units	$3.845	$3.886	$3.730	$2.568

Tier 3 Reduced Fee Units	$3.806	$3.847	$3.693	$2.545

Tier 4 Reduced Fee Units	$3.728	$3.768	$3.622	$2.510

Tier 5 Reduced Fee Units	$3.434	$3.470	$3.416	$2.426

Certain National Accounts - Tier 2 Reduced Fee Units	$3.857	$3.899	$3.742	$2.577

Certain National Accounts - Tier 3 Reduced Fee Units	$3.845	$3.886	$3.730	$2.568

Certain National Accounts - Tier 4 Reduced Fee Units	$3.819	$3.859	$3.705	$2.554

Certain National Accounts - Tier 5 Reduced Fee Units	$3.456	$3.493	$3.438	$2.441

Standard Units (b)	$3.311	$3.347	$3.294	$2.339

Inactive and Voluntary Employee Contribution Units	$3.214	$3.248	$3.197	$2.270

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation			American Century Investments

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund[1]	American Century Small Cap Growth R6[2]

Investments at fair value
(Cost:
MoA Clear Passage 2060 Fund — $170,949,945
MoA Clear Passage 2065 Fund — $75,220,234
MoA Clear Passage 2070 Fund — $1,013,416
American Century Small Cap Growth R6 — $5,096,992)
(Notes 2 and 3)	$197,325,715	$87,555,798	$1,045,271	$5,104,868
Due From (To) Mutual of America General Account	2,382	3,683	(7)	4

Net Assets	$197,328,097	$87,559,481	$1,045,264	$5,104,872

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,881,421	1,335,583	75,186	692,922

Tier 1 Reduced Fee Units (a)	21,963,837	9,843,572	136,649	617,469

Tier 2 Reduced Fee Units	19,444,944	8,383,361	8,849	348,315

Tier 3 Reduced Fee Units	75,953,063	33,539,115	372,837	1,296,340

Tier 4 Reduced Fee Units	24,845,718	12,331,166	58,604	776,689

Tier 5 Reduced Fee Units	10,485,513	4,789,867	253,194	279,020

Certain National Accounts - Tier 2 Reduced Fee Units	1,184,188	708,322	—	64,326

Certain National Accounts - Tier 3 Reduced Fee Units	15,527,919	6,496,944	71,347	224,297

Certain National Accounts - Tier 4 Reduced Fee Units	4,107,499	2,110,664	40,881	81,452

Certain National Accounts - Tier 5 Reduced Fee Units	1,953,220	694,562	1,164	11,308

Standard Units (b)	13,832,672	5,968,178	23,777	341,175

Inactive and Voluntary Employee Contribution Units	4,148,103	1,358,147	2,776	371,559

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	194,481	70,227	6,694	62,956

Tier 1 Reduced Fee Units (a)	1,042,874	497,187	12,096	55,769

Tier 2 Reduced Fee Units	930,240	425,734	784	31,479

Tier 3 Reduced Fee Units	3,660,837	1,712,478	33,044	117,231

Tier 4 Reduced Fee Units	1,211,098	634,755	5,199	70,304

Tier 5 Reduced Fee Units	524,723	251,282	22,511	25,312

Certain National Accounts - Tier 2 Reduced Fee Units	56,467	35,874	—	5,812

Certain National Accounts - Tier 3 Reduced Fee Units	742,851	329,935	6,319	20,271

Certain National Accounts - Tier 4 Reduced Fee Units	197,333	107,477	3,622	7,364

Certain National Accounts - Tier 5 Reduced Fee Units	97,110	36,241	103	1,025

Standard Units (b)	714,935	320,679	2,121	31,047

Inactive and Voluntary Employee Contribution Units	220,264	74,505	249	33,919

[1]	Fund commenced operations on May 27, 2025
[2]	Fund commenced operations on June 6, 2025

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MoA Funds Corporation			American Century Investments

	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	American Century Small Cap Growth R6

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$19.958	$19.018	$11.231	$11.007

Tier 1 Reduced Fee Units (a)	$21.061	$19.799	$11.297	$11.072

Tier 2 Reduced Fee Units	$20.903	$19.692	$11.290	$11.065

Tier 3 Reduced Fee Units	$20.747	$19.585	$11.283	$11.058

Tier 4 Reduced Fee Units	$20.515	$19.427	$11.272	$11.048

Tier 5 Reduced Fee Units	$19.983	$19.062	$11.248	$11.023

Certain National Accounts - Tier 2 Reduced Fee Units	$20.971	$19.745	$—	$11.068

Certain National Accounts - Tier 3 Reduced Fee Units	$20.903	$19.692	$11.290	$11.065

Certain National Accounts - Tier 4 Reduced Fee Units	$20.815	$19.638	$11.287	$11.061

Certain National Accounts - Tier 5 Reduced Fee Units	$20.113	$19.165	$11.255	$11.030

Standard Units (b)	$19.348	$18.611	$11.212	$10.989

Inactive and Voluntary Employee Contribution Units	$18.832	$18.229	$11.177	$10.954

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	American Funds			Calvert

	The Bond Fund of America	Managed Risk Growth-Income Fund	New World Fund	Calvert VP SRI Balanced Portfolio

Investments at fair value
(Cost:
The Bond Fund of America — $6,448,721
Managed Risk Growth-Income Fund — $4,908,536
New World Fund — $19,452,354
Calvert VP SRI Balanced Portfolio — $118,378,002)
(Notes 2 and 3)	$6,506,282	$5,859,918	$23,369,437	$149,344,915
Due From (To) Mutual of America General Account	(8)	(10)	4	(4)

Net Assets	$6,506,274	$5,859,908	$23,369,441	$149,344,911

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,506,274	5,859,908	4,345,267	27,292,374

Tier 1 Reduced Fee Units (a)	—	—	2,552,616	10,820,371

Tier 2 Reduced Fee Units	—	—	1,940,015	10,612,479

Tier 3 Reduced Fee Units	—	—	7,102,808	31,386,214

Tier 4 Reduced Fee Units	—	—	2,090,789	13,585,186

Tier 5 Reduced Fee Units	—	—	1,436,125	7,493,444

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	206,759	3,542,244

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	774,473	8,926,982

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	153,322	1,609,275

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	19,257	487,085

Standard Units (b)	—	—	1,809,325	14,480,156

Inactive and Voluntary Employee Contribution Units	—	—	938,685	19,109,101

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	573,486	412,865	87,192	2,409,988

Tier 1 Reduced Fee Units (a)	—	—	46,909	839,409

Tier 2 Reduced Fee Units	—	—	35,957	830,353

Tier 3 Reduced Fee Units	—	—	132,983	2,480,551

Tier 4 Reduced Fee Units	—	—	39,838	1,095,618

Tier 5 Reduced Fee Units	—	—	28,858	662,606

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	3,820	276,256

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	14,354	698,474

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	2,861	126,773

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	384	42,791

Standard Units (b)	—	—	37,701	1,327,701

Inactive and Voluntary Employee Contribution Units	—	—	20,154	1,805,419

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	American Funds			Calvert

	The Bond Fund of America	Managed Risk Growth-Income Fund	New World Fund	Calvert VP SRI Balanced Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.345	$14.193	$49.836	$11.325

Tier 1 Reduced Fee Units (a)	$—	$—	$54.417	$12.890

Tier 2 Reduced Fee Units	$—	$—	$53.954	$12.781

Tier 3 Reduced Fee Units	$—	$—	$53.411	$12.653

Tier 4 Reduced Fee Units	$—	$—	$52.483	$12.400

Tier 5 Reduced Fee Units	$—	$—	$49.765	$11.309

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$54.130	$12.822

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$53.954	$12.781

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$53.585	$12.694

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$50.090	$11.383

Standard Units (b)	$—	$—	$47.992	$10.906

Inactive and Voluntary Employee Contribution Units	$—	$—	$46.575	$10.584

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	DFA	DWS	Fidelity

	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	VIP Asset Manager 50% Portfolio	VIP Contrafund Portfolio

Investments at fair value
(Cost:
Dimensional VA U.S. Targeted Value Portfolio — $5,678,139
DWS Capital Growth VIP — $404,631,422
VIP Asset Manager 50% Portfolio — $105,266,062
VIP Contrafund Portfolio — $705,639,894)
(Notes 2 and 3)	$5,781,748	$520,231,147	$119,702,827	$982,804,872
Due From (To) Mutual of America General Account	(6)	3	11	(45)

Net Assets	$5,781,742	$520,231,150	$119,702,838	$982,804,827

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,781,742	113,387,379	21,310,582	239,826,157

Tier 1 Reduced Fee Units (a)	—	49,433,406	14,387,770	108,775,685

Tier 2 Reduced Fee Units	—	25,005,616	9,760,348	46,435,931

Tier 3 Reduced Fee Units	—	108,965,724	28,494,687	210,526,296

Tier 4 Reduced Fee Units	—	35,084,962	8,956,697	66,664,603

Tier 5 Reduced Fee Units	—	14,654,501	3,637,123	28,051,773

Certain National Accounts - Tier 2 Reduced Fee Units	—	3,313,958	715,307	6,254,541

Certain National Accounts - Tier 3 Reduced Fee Units	—	15,806,945	6,052,983	33,221,369

Certain National Accounts - Tier 4 Reduced Fee Units	—	3,715,963	1,993,836	6,945,054

Certain National Accounts - Tier 5 Reduced Fee Units	—	1,105,713	261,477	2,309,597

Standard Units (b)	—	30,946,615	7,313,189	56,278,935

Inactive and Voluntary Employee Contribution Units	—	118,810,368	16,818,839	177,514,886

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	436,479	430,925	268,513	839,199

Tier 1 Reduced Fee Units (a)	—	165,053	159,256	334,366

Tier 2 Reduced Fee Units	—	84,207	108,964	143,964

Tier 3 Reduced Fee Units	—	370,679	321,321	659,322

Tier 4 Reduced Fee Units	—	121,812	103,108	213,153

Tier 5 Reduced Fee Units	—	55,773	45,891	98,297

Certain National Accounts - Tier 2 Reduced Fee Units	—	11,124	7,960	19,328

Certain National Accounts - Tier 3 Reduced Fee Units	—	53,231	67,575	102,995

Certain National Accounts - Tier 4 Reduced Fee Units	—	12,600	22,410	21,680

Certain National Accounts - Tier 5 Reduced Fee Units	—	4,181	3,278	8,041

Standard Units (b)	—	122,130	95,683	204,495

Inactive and Voluntary Employee Contribution Units	—	483,144	226,740	664,640

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	DFA	DWS	Fidelity

	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	VIP Asset Manager 50% Portfolio	VIP Contrafund Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.246	$263.126	$79.365	$285.780

Tier 1 Reduced Fee Units (a)	$—	$299.500	$90.344	$325.319

Tier 2 Reduced Fee Units	$—	$296.953	$89.574	$322.552

Tier 3 Reduced Fee Units	$—	$293.963	$88.680	$319.307

Tier 4 Reduced Fee Units	$—	$288.025	$86.867	$312.755

Tier 5 Reduced Fee Units	$—	$262.753	$79.255	$285.378

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$297.921	$89.866	$323.604

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$296.953	$89.574	$322.552

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$294.921	$88.969	$320.348

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$264.469	$79.773	$287.242

Standard Units (b)	$—	$253.391	$76.431	$275.210

Inactive and Voluntary Employee Contribution Units	$—	$245.910	$74.177	$267.084

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Fidelity
	VIP Equity-Income Portfolio	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio

Investments at fair value
(Cost:
VIP Equity-Income Portfolio — $236,495,352
VIP Extended Market Index Portfolio — $1,375,979
VIP Freedom Income Portfolio — $7,545,292
VIP Freedom 2020 Portfolio — $12,248,056)
(Notes 2 and 3)	$289,643,046	$1,744,559	$8,191,799	$13,517,893
Due From (To) Mutual of America General Account	12	(9)	(9)	(14)

Net Assets	$289,643,058	$1,744,550	$8,191,790	$13,517,879

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	54,626,673	1,744,550	8,191,790	13,517,879

Tier 1 Reduced Fee Units (a)	32,164,052	—	—	—

Tier 2 Reduced Fee Units	17,800,207	—	—	—

Tier 3 Reduced Fee Units	71,999,539	—	—	—

Tier 4 Reduced Fee Units	21,408,459	—	—	—

Tier 5 Reduced Fee Units	10,136,289	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	1,982,862	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	11,532,615	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	3,209,651	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	668,448	—	—	—

Standard Units (b)	16,654,471	—	—	—

Inactive and Voluntary Employee Contribution Units	47,459,792	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	326,723	124,981	689,859	1,045,115

Tier 1 Reduced Fee Units (a)	168,997	—	—	—

Tier 2 Reduced Fee Units	94,329	—	—	—

Tier 3 Reduced Fee Units	385,419	—	—	—

Tier 4 Reduced Fee Units	117,001	—	—	—

Tier 5 Reduced Fee Units	60,710	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	10,474	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	61,115	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	17,126	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	3,978	—	—	—

Standard Units (b)	103,435	—	—	—

Inactive and Voluntary Employee Contribution Units	303,718	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Fidelity
	VIP Equity-Income Portfolio	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$167.196	$13.959	$11.875	$12.934

Tier 1 Reduced Fee Units (a)	$190.323	$—	$—	$—

Tier 2 Reduced Fee Units	$188.703	$—	$—	$—

Tier 3 Reduced Fee Units	$186.809	$—	$—	$—

Tier 4 Reduced Fee Units	$182.977	$—	$—	$—

Tier 5 Reduced Fee Units	$166.962	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$189.318	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$188.703	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$187.418	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$168.052	$—	$—	$—

Standard Units (b)	$161.014	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$156.262	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

Fidelity
	VIP Freedom 2025 Portfolio	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio

Investments at fair value
(Cost:
VIP Freedom 2025 Portfolio — $17,859,344
VIP Freedom 2030 Portfolio — $17,220,115
VIP Freedom 2035 Portfolio — $12,318,233
VIP Freedom 2040 Portfolio — $9,328,442)
(Notes 2 and 3)	$20,820,706	$19,834,818	$14,159,215	$11,204,353
Due From (To) Mutual of America General Account	(10)	(9)	(54)	(70)

Net Assets	$20,820,696	$19,834,809	$14,159,161	$11,204,283

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	20,820,696	19,834,809	14,159,161	11,204,283

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,572,197	1,467,266	1,013,390	767,491

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

Fidelity
	VIP Freedom 2025 Portfolio	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.243	$13.518	$13.972	$14.599

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

Fidelity
	VIP Freedom 2045 Portfolio	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio

Investments at fair value
(Cost:
VIP Freedom 2045 Portfolio — $5,462,187
VIP Freedom 2050 Portfolio — $4,604,688
VIP Freedom 2055 Portfolio — $1,536,212
VIP Freedom 2060 Portfolio — $1,043,466)
(Notes 2 and 3)	$6,594,738	$5,614,164	$1,830,027	$1,276,931
Due From (To) Mutual of America General Account	(27)	(48)	(9)	(7)

Net Assets	$6,594,711	$5,614,116	$1,830,018	$1,276,924

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,594,711	5,614,116	1,830,018	1,276,924

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	444,091	377,943	123,196	85,957

Tier 1 Reduced Fee Units (a)	—	—	—	—

Tier 2 Reduced Fee Units	—	—	—	—

Tier 3 Reduced Fee Units	—	—	—	—

Tier 4 Reduced Fee Units	—	—	—	—

Tier 5 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	—	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	—	—	—

Standard Units (b)	—	—	—	—

Inactive and Voluntary Employee Contribution Units	—	—	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

Fidelity
	VIP Freedom 2045 Portfolio	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14.850	$14.854	$14.855	$14.855

Tier 1 Reduced Fee Units (a)	$—	$—	$—	$—

Tier 2 Reduced Fee Units	$—	$—	$—	$—

Tier 3 Reduced Fee Units	$—	$—	$—	$—

Tier 4 Reduced Fee Units	$—	$—	$—	$—

Tier 5 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$—	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$—	$—	$—

Standard Units (b)	$—	$—	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$—	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Fidelity			Goldman Sachs

	VIP Index 500 Portfolio	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund

Investments at fair value
(Cost:
VIP Index 500 Portfolio — $75,358,215
VIP Mid Cap Portfolio — $164,351,258
VIP Value Strategies Portfolio — $2,953,346
Goldman Sachs Government Money Market Fund — $29,981,272)
(Notes 2 and 3)	$110,097,884	$169,989,203	$2,956,178	$29,981,272
Due From (To) Mutual of America General Account	(18)	(10)	(10)	2,888

Net Assets	$110,097,866	$169,989,193	$2,956,168	$29,984,160

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	110,097,866	31,418,022	2,956,168	29,984,160

Tier 1 Reduced Fee Units (a)	—	24,056,643	—	—

Tier 2 Reduced Fee Units	—	14,042,890	—	—

Tier 3 Reduced Fee Units	—	43,448,777	—	—

Tier 4 Reduced Fee Units	—	12,886,121	—	—

Tier 5 Reduced Fee Units	—	7,147,891	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	1,052,036	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	5,994,942	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	1,230,454	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	558,507	—	—

Standard Units (b)	—	9,175,035	—	—

Inactive and Voluntary Employee Contribution Units	—	18,977,875	—	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,874,408	189,344	229,121	2,767,795

Tier 1 Reduced Fee Units (a)	—	127,357	—	—

Tier 2 Reduced Fee Units	—	74,982	—	—

Tier 3 Reduced Fee Units	—	234,356	—	—

Tier 4 Reduced Fee Units	—	70,964	—	—

Tier 5 Reduced Fee Units	—	43,138	—	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	5,599	—	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	32,010	—	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	6,615	—	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	3,349	—	—

Standard Units (b)	—	57,418	—	—

Inactive and Voluntary Employee Contribution Units	—	122,378	—	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Fidelity			Goldman Sachs

	VIP Index 500 Portfolio	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$16.016	$165.931	$12.902	$10.833

Tier 1 Reduced Fee Units (a)	$—	$188.891	$—	$—

Tier 2 Reduced Fee Units	$—	$187.284	$—	$—

Tier 3 Reduced Fee Units	$—	$185.397	$—	$—

Tier 4 Reduced Fee Units	$—	$181.587	$—	$—

Tier 5 Reduced Fee Units	$—	$165.698	$—	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$187.894	$—	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$187.284	$—	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$186.001	$—	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$166.780	$—	$—

Standard Units (b)	$—	$159.794	$—	$—

Inactive and Voluntary Employee Contribution Units	$—	$155.076	$—	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Goldman Sachs		Invesco	Lincoln

	Goldman Sachs Small Cap Equity Insights Fund	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund

Investments at fair value
(Cost:
Goldman Sachs Small Cap Equity Insights Fund — $16,966,198
Goldman Sachs U.S. Equity Insights Fund — $21,765,213
Invesco V.I. Main Street Fund — $55,905,991
LVIP American Century Capital Appreciation Fund — $265,425,317)
(Notes 2 and 3)	$17,720,448	$22,402,165	$65,189,507	$284,064,127
Due From (To) Mutual of America General Account	(5)	(10)	—	(8)

Net Assets	$17,720,443	$22,402,155	$65,189,507	$284,064,119

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,883,056	4,112,624	10,142,389	62,804,503

Tier 1 Reduced Fee Units (a)	2,267,103	2,863,175	9,859,536	30,554,418

Tier 2 Reduced Fee Units	1,500,516	1,931,672	5,089,506	14,957,154

Tier 3 Reduced Fee Units	5,396,966	6,008,169	16,711,221	67,918,030

Tier 4 Reduced Fee Units	1,442,249	2,163,634	5,232,237	18,884,850

Tier 5 Reduced Fee Units	820,618	831,753	2,598,286	10,481,519

Certain National Accounts - Tier 2 Reduced Fee Units	32,881	88,799	306,114	1,547,865

Certain National Accounts - Tier 3 Reduced Fee Units	208,601	772,494	1,944,526	8,879,712

Certain National Accounts - Tier 4 Reduced Fee Units	126,219	364,689	228,803	2,201,333

Certain National Accounts - Tier 5 Reduced Fee Units	31,867	220,380	268,280	550,917

Standard Units (b)	996,784	1,365,289	4,679,027	17,504,087

Inactive and Voluntary Employee Contribution Units	1,013,583	1,679,477	8,129,582	47,779,731

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	215,612	179,826	90,833	581,210

Tier 1 Reduced Fee Units (a)	120,067	119,409	77,576	248,422

Tier 2 Reduced Fee Units	79,987	81,086	40,389	122,652

Tier 3 Reduced Fee Units	289,572	253,854	133,960	562,617

Tier 4 Reduced Fee Units	78,143	92,314	42,806	159,716

Tier 5 Reduced Fee Units	45,486	36,305	23,302	97,136

Certain National Accounts - Tier 2 Reduced Fee Units	1,747	3,715	2,421	12,652

Certain National Accounts - Tier 3 Reduced Fee Units	11,120	32,427	15,431	72,816

Certain National Accounts - Tier 4 Reduced Fee Units	6,750	15,359	1,828	18,176

Certain National Accounts - Tier 5 Reduced Fee Units	1,755	9,557	2,390	5,072

Standard Units (b)	56,837	61,304	43,514	168,210

Inactive and Voluntary Employee Contribution Units	59,202	77,246	77,904	473,123

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Goldman Sachs		Invesco	Lincoln

	Goldman Sachs Small Cap Equity Insights Fund	Goldman Sachs U.S. Equity Insights Fund	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$18.009	$22.870	$111.659	$108.058

Tier 1 Reduced Fee Units (a)	$18.882	$23.978	$127.095	$122.994

Tier 2 Reduced Fee Units	$18.759	$23.822	$126.013	$121.948

Tier 3 Reduced Fee Units	$18.638	$23.668	$124.747	$120.718

Tier 4 Reduced Fee Units	$18.457	$23.438	$122.232	$118.240

Tier 5 Reduced Fee Units	$18.041	$22.910	$111.503	$107.905

Certain National Accounts - Tier 2 Reduced Fee Units	$18.821	$23.900	$126.424	$122.345

Certain National Accounts - Tier 3 Reduced Fee Units	$18.759	$23.822	$126.013	$121.948

Certain National Accounts - Tier 4 Reduced Fee Units	$18.698	$23.745	$125.154	$121.112

Certain National Accounts - Tier 5 Reduced Fee Units	$18.159	$23.060	$112.231	$108.610

Standard Units (b)	$17.538	$22.271	$107.530	$104.061

Inactive and Voluntary Employee Contribution Units	$17.121	$21.742	$104.356	$100.988

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MFS	Neuberger Berman	Nomura	PIMCO

	MFS Mid Cap Value Portfolio	Quality Equity Portfolio	Nomura VIP Small Cap Value Series	PIMCO Real Return Portfolio

Investments at fair value
(Cost:
MFS Mid Cap Value Portfolio — $8,346,794
Quality Equity Portfolio — $20,224,614
Nomura VIP Small Cap Value Series — $10,444,514
PIMCO Real Return Portfolio — $45,881,689)
(Notes 2 and 3)	$8,495,722	$24,035,788	$11,263,202	$44,659,378
Due From (To) Mutual of America General Account	(6)	(17)	17	(5,003)

Net Assets	$8,495,716	$24,035,771	$11,263,219	$44,654,375

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,951,129	4,136,680	3,383,497	12,116,646

Tier 1 Reduced Fee Units (a)	834,872	3,065,660	957,028	2,787,228

Tier 2 Reduced Fee Units	714,156	1,441,500	466,002	4,042,263

Tier 3 Reduced Fee Units	2,859,041	5,909,063	3,206,386	13,167,330

Tier 4 Reduced Fee Units	569,570	2,878,831	974,428	4,411,359

Tier 5 Reduced Fee Units	333,583	1,078,477	655,862	1,837,893

Certain National Accounts - Tier 2 Reduced Fee Units	10,541	68,537	143,531	323,473

Certain National Accounts - Tier 3 Reduced Fee Units	309,553	1,133,360	223,645	1,705,625

Certain National Accounts - Tier 4 Reduced Fee Units	83,280	952,521	94,752	589,149

Certain National Accounts - Tier 5 Reduced Fee Units	9,468	209,376	116,875	176,915

Standard Units (b)	611,635	1,947,930	374,145	1,743,276

Inactive and Voluntary Employee Contribution Units	208,888	1,213,836	667,068	1,753,218

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	105,952	182,220	215,952	755,673

Tier 1 Reduced Fee Units (a)	42,962	128,802	58,260	159,201

Tier 2 Reduced Fee Units	37,027	60,959	28,553	232,872

Tier 3 Reduced Fee Units	149,345	251,519	197,749	766,291

Tier 4 Reduced Fee Units	30,089	123,739	60,686	261,139

Tier 5 Reduced Fee Units	18,092	47,424	41,787	114,780

Certain National Accounts - Tier 2 Reduced Fee Units	545	2,889	8,766	18,574

Certain National Accounts - Tier 3 Reduced Fee Units	16,049	47,928	13,703	98,260

Certain National Accounts - Tier 4 Reduced Fee Units	4,336	40,412	5,825	34,175

Certain National Accounts - Tier 5 Reduced Fee Units	510	9,147	7,398	10,977

Standard Units (b)	34,260	88,114	24,522	112,894

Inactive and Voluntary Employee Contribution Units	12,020	56,244	44,786	116,989

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	MFS	Neuberger Berman	Nomura	PIMCO

	MFS Mid Cap Value Portfolio	Quality Equity Portfolio	Nomura VIP Small Cap Value Series	PIMCO Real Return Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$18.415	$22.702	$15.668	$16.034

Tier 1 Reduced Fee Units (a)	$19.433	$23.801	$16.427	$17.508

Tier 2 Reduced Fee Units	$19.288	$23.647	$16.320	$17.358

Tier 3 Reduced Fee Units	$19.144	$23.494	$16.214	$17.183

Tier 4 Reduced Fee Units	$18.929	$23.265	$16.057	$16.893

Tier 5 Reduced Fee Units	$18.438	$22.741	$15.695	$16.012

Certain National Accounts - Tier 2 Reduced Fee Units	$19.350	$23.724	$16.373	$17.415

Certain National Accounts - Tier 3 Reduced Fee Units	$19.288	$23.647	$16.320	$17.358

Certain National Accounts - Tier 4 Reduced Fee Units	$19.206	$23.570	$16.267	$17.239

Certain National Accounts - Tier 5 Reduced Fee Units	$18.559	$22.890	$15.798	$16.117

Standard Units (b)	$17.853	$22.107	$15.257	$15.442

Inactive and Voluntary Employee Contribution Units	$17.377	$21.582	$14.895	$14.986

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	T. Rowe Price	Vanguard

	T. Rowe Price Blue Chip Growth Portfolio	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio

Investments at fair value
(Cost:
T. Rowe Price Blue Chip Growth Portfolio — $333,192,526
Balanced Portfolio — $17,096,664
Conservative Allocation Portfolio — $6,165,523
Diversified Value Portfolio — $190,377,389)
(Notes 2 and 3)	$479,881,713	$19,839,080	$7,062,775	$247,394,452
Due From (To) Mutual of America General Account	17	(4)	(5)	(19)

Net Assets	$479,881,730	$19,839,076	$7,062,770	$247,394,433

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	112,183,068	19,839,076	7,062,770	52,488,957

Tier 1 Reduced Fee Units (a)	54,409,932	—	—	27,915,091

Tier 2 Reduced Fee Units	33,365,547	—	—	19,489,231

Tier 3 Reduced Fee Units	126,875,893	—	—	66,259,538

Tier 4 Reduced Fee Units	43,640,722	—	—	20,999,786

Tier 5 Reduced Fee Units	19,531,474	—	—	8,417,019

Certain National Accounts - Tier 2 Reduced Fee Units	2,026,373	—	—	2,099,744

Certain National Accounts - Tier 3 Reduced Fee Units	19,041,678	—	—	9,665,319

Certain National Accounts - Tier 4 Reduced Fee Units	6,623,443	—	—	4,190,752

Certain National Accounts - Tier 5 Reduced Fee Units	1,572,293	—	—	696,374

Standard Units (b)	27,523,575	—	—	13,255,977

Inactive and Voluntary Employee Contribution Units	33,087,732	—	—	21,916,645

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,277,393	1,388,529	551,072	805,560

Tier 1 Reduced Fee Units (a)	567,380	—	—	376,395

Tier 2 Reduced Fee Units	350,916	—	—	265,040

Tier 3 Reduced Fee Units	1,347,985	—	—	910,241

Tier 4 Reduced Fee Units	471,915	—	—	294,420

Tier 5 Reduced Fee Units	222,715	—	—	129,360

Certain National Accounts - Tier 2 Reduced Fee Units	21,243	—	—	28,462

Certain National Accounts - Tier 3 Reduced Fee Units	200,267	—	—	131,442

Certain National Accounts - Tier 4 Reduced Fee Units	70,142	—	—	57,383

Certain National Accounts - Tier 5 Reduced Fee Units	17,812	—	—	10,633

Standard Units (b)	325,441	—	—	211,256

Inactive and Voluntary Employee Contribution Units	403,137	—	—	359,902

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	T. Rowe Price	Vanguard

	T. Rowe Price Blue Chip Growth Portfolio	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$87.822	$14.288	$12.816	$65.158

Tier 1 Reduced Fee Units (a)	$95.897	$—	$—	$74.164

Tier 2 Reduced Fee Units	$95.081	$—	$—	$73.533

Tier 3 Reduced Fee Units	$94.123	$—	$—	$72.793

Tier 4 Reduced Fee Units	$92.476	$—	$—	$71.326

Tier 5 Reduced Fee Units	$87.697	$—	$—	$65.067

Certain National Accounts - Tier 2 Reduced Fee Units	$95.391	$—	$—	$73.773

Certain National Accounts - Tier 3 Reduced Fee Units	$95.081	$—	$—	$73.533

Certain National Accounts - Tier 4 Reduced Fee Units	$94.429	$—	$—	$73.031

Certain National Accounts - Tier 5 Reduced Fee Units	$88.270	$—	$—	$65.491

Standard Units (b)	$84.573	$—	$—	$62.748

Inactive and Voluntary Employee Contribution Units	$82.076	$—	$—	$60.896

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Vanguard
	International Portfolio	Mid-Cap Index Portfolio	Real Estate Index Portfolio	Small Company Growth Portfolio

Investments at fair value
(Cost:
International Portfolio — $272,172,579
Mid-Cap Index Portfolio — $25,293,872
Real Estate Index Portfolio — $52,802,917
Small Company Growth Portfolio — $6,348,909)
(Notes 2 and 3)	$302,807,563	$32,318,926	$48,155,492	$7,787,986
Due From (To) Mutual of America General Account	(26)	12	(6)	(12)

Net Assets	$302,807,537	$32,318,938	$48,155,486	$7,787,974

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	57,485,560	32,318,938	6,820,157	7,787,974

Tier 1 Reduced Fee Units (a)	37,026,518	—	5,861,980	—

Tier 2 Reduced Fee Units	24,264,997	—	4,262,342	—

Tier 3 Reduced Fee Units	76,932,194	—	14,777,287	—

Tier 4 Reduced Fee Units	22,640,575	—	4,505,074	—

Tier 5 Reduced Fee Units	12,539,716	—	2,704,890	—

Certain National Accounts - Tier 2 Reduced Fee Units	2,327,698	—	258,009	—

Certain National Accounts - Tier 3 Reduced Fee Units	12,312,118	—	2,299,212	—

Certain National Accounts - Tier 4 Reduced Fee Units	3,005,766	—	576,541	—

Certain National Accounts - Tier 5 Reduced Fee Units	827,876	—	127,977	—

Standard Units (b)	16,141,774	—	3,451,007	—

Inactive and Voluntary Employee Contribution Units	37,302,745	—	2,511,010	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	929,474	2,300,760	298,685	601,014

Tier 1 Reduced Fee Units (a)	525,978	—	235,109	—

Tier 2 Reduced Fee Units	347,652	—	172,418	—

Tier 3 Reduced Fee Units	1,113,448	—	603,857	—

Tier 4 Reduced Fee Units	334,446	—	187,361	—

Tier 5 Reduced Fee Units	203,043	—	118,629	—

Certain National Accounts - Tier 2 Reduced Fee Units	33,241	—	10,403	—

Certain National Accounts - Tier 3 Reduced Fee Units	176,399	—	93,007	—

Certain National Accounts - Tier 4 Reduced Fee Units	43,361	—	23,483	—

Certain National Accounts - Tier 5 Reduced Fee Units	13,318	—	5,576	—

Standard Units (b)	271,021	—	156,943	—

Inactive and Voluntary Employee Contribution Units	645,380	—	117,670	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Vanguard
	International Portfolio	Mid-Cap Index Portfolio	Real Estate Index Portfolio	Small Company Growth Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$61.847	$14.047	$22.834	$12.958

Tier 1 Reduced Fee Units (a)	$70.396	$—	$24.933	$—

Tier 2 Reduced Fee Units	$69.797	$—	$24.721	$—

Tier 3 Reduced Fee Units	$69.094	$—	$24.471	$—

Tier 4 Reduced Fee Units	$67.696	$—	$24.045	$—

Tier 5 Reduced Fee Units	$61.759	$—	$22.801	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$70.024	$—	$24.802	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$69.797	$—	$24.721	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$69.319	$—	$24.551	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$62.162	$—	$22.950	$—

Standard Units (b)	$59.559	$—	$21.989	$—

Inactive and Voluntary Employee Contribution Units	$57.800	$—	$21.340	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Vanguard
	Short-Term Investment - Grade Portfolio	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio

Investments at fair value
(Cost:
Short-Term Investment—Grade Portfolio — $3,811,151
Total Bond Market Index Portfolio — $73,240,155
Total International Stock Market Index Portfolio — $1,866,238
(Notes 2 and 3)	$3,959,690	$72,469,561	$2,011,975
Due From (To) Mutual of America General Account	(7)	2	(10)

Net Assets	$3,959,683	$72,469,563	$2,011,965

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,959,683	14,184,047	2,011,965

Tier 1 Reduced Fee Units (a)	—	5,881,807	—

Tier 2 Reduced Fee Units	—	5,020,006	—

Tier 3 Reduced Fee Units	—	23,703,872	—

Tier 4 Reduced Fee Units	—	7,061,141	—

Tier 5 Reduced Fee Units	—	2,628,281	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	415,866	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	4,430,502	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	1,733,783	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	330,432	—

Standard Units (b)	—	3,175,853	—

Inactive and Voluntary Employee Contribution Units	—	3,903,973	—

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	348,276	1,317,129	135,282

Tier 1 Reduced Fee Units (a)	—	517,577	—

Tier 2 Reduced Fee Units	—	445,074	—

Tier 3 Reduced Fee Units	—	2,117,357	—

Tier 4 Reduced Fee Units	—	637,877	—

Tier 5 Reduced Fee Units	—	243,754	—

Certain National Accounts - Tier 2 Reduced Fee Units	—	36,751	—

Certain National Accounts - Tier 3 Reduced Fee Units	—	392,809	—

Certain National Accounts - Tier 4 Reduced Fee Units	—	154,368	—

Certain National Accounts - Tier 5 Reduced Fee Units	—	30,446	—

Standard Units (b)	—	304,202	—

Inactive and Voluntary Employee Contribution Units	—	384,185	—

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2025

	Vanguard
	Short-Term Investment - Grade Portfolio	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio

Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.369	$10.769	$14.872

Tier 1 Reduced Fee Units (a)	$—	$11.364	$—

Tier 2 Reduced Fee Units	$—	$11.279	$—

Tier 3 Reduced Fee Units	$—	$11.195	$—

Tier 4 Reduced Fee Units	$—	$11.070	$—

Tier 5 Reduced Fee Units	$—	$10.783	$—

Certain National Accounts - Tier 2 Reduced Fee Units	$—	$11.316	$—

Certain National Accounts - Tier 3 Reduced Fee Units	$—	$11.279	$—

Certain National Accounts - Tier 4 Reduced Fee Units	$—	$11.231	$—

Certain National Accounts - Tier 5 Reduced Fee Units	$—	$10.853	$—

Standard Units (b)	$—	$10.440	$—

Inactive and Voluntary Employee Contribution Units	$—	$10.162	$—

(a)	Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)	Includes Certain National Accounts - Standard Units.
(c)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.

(d)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year or Period Ended December 31, 2025

	MoA Funds Corporation
	MoA All America Fund	MoA Equity Index Fund	MoA International Fund	MoA Mid Cap Equity Index Fund	MoA Mid Cap Value Fund	MoA Small Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$1,846,706	$12,859,506	$2,089,479	$4,989,919	$578,942	$475,279
Expenses (Note 4)	2,448,409	9,180,035	360,022	3,166,250	405,900	222,225

Net Investment Income (Loss)	(601,703)	3,679,471	1,729,457	1,823,669	173,042	253,054

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	5,426,650	118,429,801	1,825,249	15,552,866	1,391,352	(2,267,845)
Realized gain from distributions	32,592,493	113,320,088	—	33,942,103	3,419,152	1,164,330

Net realized gain (loss) on investments	38,019,143	231,749,889	1,825,249	49,494,969	4,810,504	(1,103,515)

Net change in unrealized appreciation (depreciation) on investments	(13,349,746)	(61,142,051)	12,262,209	(29,832,278)	(4,176,470)	2,300,265

Net Realized and Unrealized Gain (Loss) on Investments	24,669,397	170,607,838	14,087,458	19,662,691	634,034	1,196,750

Net Increase (Decrease) in Net Assets Resulting From Operations	$24,067,694	$174,287,309	$15,816,915	$21,486,360	$807,076	$1,449,804

	MoA Funds Corporation
	MoA Small Cap Growth Fund	MoA Small Cap Value Fund	MoA Balanced Fund	MoA Core Bond Fund	MoA Intermediate Bond Fund	MoA US Government Money Market Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$1,490,454	$3,579,261	$5,627,186	$2,617,625	$5,767,476
Expenses (Note 4)	1,565,097	1,115,615	1,578,808	1,046,688	529,790	1,152,096

Net Investment Income (Loss)	(1,565,097)	374,839	2,000,453	4,580,498	2,087,835	4,615,380

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	3,672,382	2,791,461	7,538,733	(3,233,512)	(503,175)	38,330,370
Realized gain from distributions	1,626,625	4,305,505	15,486,860	—	—	1,801

Net realized gain (loss) on investments	5,299,007	7,096,966	23,025,593	(3,233,512)	(503,175)	38,332,171

Net change in unrealized appreciation (depreciation) on investments	8,461,108	(6,805,222)	3,264,957	7,584,869	2,296,025	(38,330,370)

Net Realized and Unrealized Gain (Loss) on Investments	13,760,115	291,744	26,290,550	4,351,357	1,792,850	1,801

Net Increase (Decrease) in Net Assets Resulting From Operations	$12,195,018	$666,583	$28,291,003	$8,931,855	$3,880,685	$4,617,181

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2025

	MoA Funds Corporation
	MoA Aggressive Allocation Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$5,436,133	$3,164,145	$7,810,935	$4,410,030	$7,229,456	$16,409,100
Expenses (Note 4)	1,882,209	772,932	2,146,325	930,792	1,678,238	3,686,665

Net Investment Income (Loss)	3,553,924	2,391,213	5,664,610	3,479,238	5,551,218	12,722,435

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	5,072,473	(421,409)	5,678,534	(4,605,973)	(4,956,446)	6,750,734
Realized gain from distributions	19,599,138	4,011,512	20,833,082	2,144,257	9,683,613	30,141,462

Net realized gain (loss) on investments	24,671,611	3,590,103	26,511,616	(2,461,716)	4,727,167	36,892,196

Net change in unrealized appreciation (depreciation) on investments	7,095,545	4,158,706	7,420,486	13,489,353	14,038,119	17,636,970

Net Realized and Unrealized Gain (Loss) on Investments	31,767,156	7,748,809	33,932,102	11,027,637	18,765,286	54,529,166

Net Increase (Decrease) in Net Assets Resulting From Operations	$35,321,080	$ 10,140,022	$ 39,596,712	$ 14,506,875	$24,316,504	$67,251,601

	MoA Funds Corporation
	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$19,592,675	$17,624,927	$14,791,072	$14,862,491	$10,996,136	$6,157,767
Expenses (Note 4)	4,732,770	4,559,787	4,109,327	4,390,649	3,254,324	1,851,255

Net Investment Income (Loss)	14,859,905	13,065,140	10,681,745	10,471,842	7,741,812	4,306,512

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	21,106,215	19,789,407	22,143,998	19,676,133	18,117,419	7,898,557
Realized gain from distributions	44,808,405	49,815,037	41,500,778	46,139,815	38,865,770	19,052,026

Net realized gain (loss) on investments	65,914,620	69,604,444	63,644,776	65,815,948	56,983,189	26,950,583

Net change in unrealized appreciation (depreciation) on investments	14,306,219	18,964,222	26,828,337	34,354,962	22,361,126	19,935,912

Net Realized and Unrealized Gain (Loss) on Investments	80,220,839	88,568,666	90,473,113	100,170,910	79,344,315	46,886,495

Net Increase (Decrease) in Net Assets Resulting From Operations	$95,080,744	$101,633,806	$101,154,858	$110,642,752	$87,086,127	$51,193,007

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2025

	MoA Funds Corporation			American Century Investments	American Funds
	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund[3]	American Century Small Cap Growth R6[4]	The Bond Fund of America	Managed Risk Growth- Income Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$3,428,073	$1,359,089	$10,770	$—	$276,575	$125,466
Expenses (Note 4)	1,017,939	410,850	1,584	20,176	73,179	58,227

Net Investment Income (Loss)	2,410,134	948,239	9,186	(20,176)	203,396	67,239

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	4,686,166	521,808	587	47,792	31,047	214,797
Realized gain from distributions	8,514,299	3,839,481	3,491	334,698	—	199,808

Net realized gain (loss) on investments	13,200,465	4,361,289	4,078	382,490	31,047	414,605

Net change in unrealized appreciation (depreciation) on investments	13,852,829	6,722,290	31,854	7,876	120,202	20,676

Net Realized and Unrealized Gain (Loss) on Investments	27,053,294	11,083,579	35,932	390,366	151,249	435,281

Net Increase (Decrease) in Net Assets Resulting From Operations	$29,463,428	$12,031,818	$45,118	$370,190	$354,645	$502,520

	American Funds	Calvert	DFA	DWS	Fidelity
	New World Fund	Calvert VP SRI Balanced Portfolio	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	VIP Asset Manager 50% Portfolio	VIP Contrafund Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$289,566	$2,398,701	$100,150	$270,594	$2,881,390	$1,293,669
Expenses (Note 4)	147,003	1,301,386	69,119	5,162,706	962,744	8,763,880

Net Investment Income (Loss)	142,563	1,097,315	31,031	(4,892,112)	1,918,646	(7,470,211)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	843,203	8,538,063	49,226	43,291,979	2,185,192	84,991,238
Realized gain from distributions	795,261	7,868,351	453,095	63,107,493	5,511,809	150,035,786

Net realized gain (loss) on investments	1,638,464	16,406,414	502,321	106,399,472	7,697,001	235,027,024

Net change in unrealized appreciation (depreciation) on investments	3,147,944	(2,515,913)	(139,644)	(44,683,602)	5,867,270	(52,031,597)

Net Realized and Unrealized Gain (Loss) on Investments	4,786,408	13,890,501	362,677	61,715,870	13,564,271	182,995,427

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,928,971	$14,987,816	$393,708	$56,823,758	$15,482,917	$175,525,216

[3]	Fund commenced operations on May 27, 2025.
[4]	Fund commenced operations on June 6, 2025.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2025

	Fidelity
	VIP Equity- Income Portfolio	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio	VIP Freedom 2030 Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$4,926,759	$18,913	$269,612	$362,206	$525,300	$454,353
Expenses (Note 4)	2,439,322	19,026	99,896	157,848	248,896	233,205

Net Investment Income (Loss)	2,487,437	(113)	169,716	204,358	276,404	221,148

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	10,862,460	68,670	81,068	88,219	598,344	759,617
Realized gain from distributions	15,341,109	—	2,776	701,713	768,849	873,431

Net realized gain (loss) on investments	26,203,569	68,670	83,844	789,932	1,367,193	1,633,048

Net change in unrealized appreciation (depreciation) on investments	18,011,747	101,561	413,072	480,688	908,051	751,256

Net Realized and Unrealized Gain (Loss) on Investments	44,215,316	170,231	496,916	1,270,620	2,275,244	2,384,304

Net Increase (Decrease) in Net Assets Resulting From Operations	$46,702,753	$170,118	$666,632	$1,474,978	$2,551,648	$2,605,452

	Fidelity
	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio	VIP Freedom 2045 Portfolio	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$286,104	$183,408	$90,336	$75,086	$23,017	$17,235
Expenses (Note 4)	148,651	109,955	62,739	53,672	15,839	12,182

Net Investment Income (Loss)	137,453	73,453	27,597	21,414	7,178	5,053

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	442,597	277,031	298,587	148,448	42,648	29,607
Realized gain from distributions	715,995	689,173	429,360	338,187	96,697	83,861

Net realized gain (loss) on investments	1,158,592	966,204	727,947	486,635	139,345	113,468

Net change in unrealized appreciation (depreciation) on investments	620,480	647,224	296,238	366,854	111,626	82,029

Net Realized and Unrealized Gain (Loss) on Investments	1,779,072	1,613,428	1,024,185	853,489	250,971	195,497

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,916,525	$1,686,881	$1,051,782	$874,903	$258,149	$200,550

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2025

	Fidelity			Goldman Sachs
	VIP Index 500 Portfolio	VIP Mid Cap Portfolio	VIP Value Strategies Portfolio	Goldman Sachs Government Money Market Fund	Goldman Sachs Small Cap Equity Insights Fund	Goldman Sachs U.S. Equity Insights Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$1,185,025	$702,326	$30,826	$1,401,435	$117,701	$149,612
Expenses (Note 4)	1,239,121	1,319,588	33,462	407,592	115,244	152,571

Net Investment Income (Loss)	(54,096)	(617,262)	(2,636)	993,843	2,457	(2,959)

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	4,717,416	4,287,657	(9,069)	—	668,827	757,007
Realized gain from distributions	534,591	18,916,481	115,085	—	1,339,523	2,832,012

Net realized gain (loss) on investments	5,252,007	23,204,138	106,016	—	2,008,350	3,589,019

Net change in unrealized appreciation (depreciation) on investments	10,644,293	(5,568,246)	74,523	—	9,138	(697,355)

Net Realized and Unrealized Gain (Loss) on Investments	15,896,300	17,635,892	180,539	—	2,017,488	2,891,664

Net Increase (Decrease) in Net Assets Resulting From Operations	$15,842,204	$17,018,630	$177,903	$993,843	$2,019,945	$2,888,705

	Invesco	Lincoln	MFS	Neuberger Berman	Nomura	PIMCO
	Invesco V.I. Main Street Fund	LVIP American Century Capital Appreciation Fund	MFS Mid Cap Value Portfolio	Quality Equity Portfolio	Nomura VIP Small Cap Value Series	PIMCO Real Return Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$338,051	$139,856	$96,742	$—	$157,890	$1,496,502
Expenses (Note 4)	503,229	2,773,141	66,741	172,407	93,571	323,547

Net Investment Income (Loss)	(165,178)	(2,633,285)	30,001	(172,407)	64,319	1,172,955

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(3,389,622)	10,985,331	25,257	1,228,889	(608,910)	(1,837,270)
Realized gain from distributions	3,866,444	46,613,036	842,015	1,419,144	768,957	—

Net realized gain (loss) on investments	476,822	57,598,367	867,272	2,648,033	160,047	(1,837,270)

Net change in unrealized appreciation (depreciation) on investments	8,635,850	(36,768,630)	(450,092)	351,925	618,418	3,586,721

Net Realized and Unrealized Gain (Loss) on Investments	9,112,672	20,829,737	417,180	2,999,958	778,465	1,749,451

Net Increase (Decrease) in Net Assets Resulting From Operations	$8,947,494	$18,196,452	$447,181	$2,827,551	$842,784	$2,922,406

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year or Period Ended December 31, 2025

	T. Rowe Price	Vanguard
	T. Rowe Price Blue Chip Growth Portfolio	Balanced Portfolio	Conservative Allocation Portfolio	Diversified Value Portfolio	International Portfolio	Mid-Cap Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$416,685	$189,471	$3,915,468	$2,614,156	$475,309
Expenses (Note 4)	3,600,719	229,334	83,399	1,885,584	2,482,786	445,945

Net Investment Income (Loss)	(3,600,719)	187,351	106,072	2,029,884	131,370	29,364

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	39,552,163	228,877	71,425	2,618,590	15,292,614	2,152,444
Realized gain from distributions	40,090,078	1,784,784	221,951	20,474,096	17,618,833	1,893,571

Net realized gain (loss) on investments	79,642,241	2,013,661	293,376	23,092,686	32,911,447	4,046,015

Net change in unrealized appreciation (depreciation) on investments	(725,497)	448,017	335,936	10,669,749	20,029,985	(507,065)

Net Realized and Unrealized Gain (Loss) on Investments	78,916,744	2,461,678	629,312	33,762,435	52,941,432	3,538,950

Net Increase (Decrease) in Net Assets Resulting From Operations	$75,316,025	$2,649,029	$735,384	$35,792,319	$53,072,802	$3,568,314

	Vanguard
	Real Estate Index Portfolio	Small Company Growth Portfolio	Short-Term Investment- Grade Portfolio	Total Bond Market Index Portfolio	Total International Stock Market Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$1,407,446	$38,393	$175,434	$2,297,271	$32,704
Expenses (Note 4)	353,113	92,719	46,090	481,382	25,226

Net Investment Income (Loss)	1,054,333	(54,326)	129,344	1,815,889	7,478

Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(875,749)	234,781	34,502	(2,107,489)	457,865
Realized gain from distributions	901,194	545,801	—	—	19,937

Net realized gain (loss) on investments	25,445	780,582	34,502	(2,107,489)	477,802

Net change in unrealized appreciation (depreciation) on investments	197,277	(428,988)	39,469	4,417,271	73,403

Net Realized and Unrealized Gain (Loss) on Investments	222,722	351,594	73,971	2,309,782	551,205

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,277,055	$297,268	$203,315	$4,125,671	$558,683

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA All America Fund		MoA Equity Index Fund		MoA International Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(601,703)	$(32,877)	$3,679,471	$5,785,523	$1,729,457	$1,286,418
Net realized gain (loss) on investments	38,019,143	28,600,517	231,749,889	172,940,957	1,825,249	673,368
Net change in unrealized appreciation (depreciation) on investments	(13,349,746)	11,429,494	(61,142,051)	55,735,214	12,262,209	(257,708)

Net Increase (Decrease) in net assets resulting from operations	24,067,694	39,997,134	174,287,309	234,461,694	15,816,915	1,702,078

From Unit Transactions:
Contributions	5,174,479	6,217,689	59,439,571	64,070,280	4,527,462	3,959,095
Withdrawals	(36,545,679)	(32,475,636)	(203,643,896)	(179,312,320)	(11,632,659)	(6,680,819)
Net transfers	(4,772,902)	(5,437,228)	(19,997,285)	1,618,174	16,735,031	2,843,623
Contract fees (Note 4)	(44,863)	(53,093)	(103,593)	(120,142)	(1,349)	(1,282)

Net Increase (Decrease) from unit transactions	(36,188,965)	(31,748,268)	(164,305,203)	(113,744,008)	9,628,485	120,617

NET INCREASE (DECREASE) IN NET ASSETS	(12,121,271)	8,248,866	9,982,106	120,717,686	25,445,400	1,822,695

NET ASSETS:
Beginning of Year	$244,905,790	$236,656,924	$1,140,104,364	$1,019,386,678	$40,187,445	$38,364,750

End of Year	$232,784,519	$244,905,790	$1,150,086,470	$1,140,104,364	$65,632,845	$40,187,445

Changes in Units:
Units outstanding, beginning of year	6,221,826	7,077,493	65,997,834	73,100,532	27,325,595	27,311,970

Units issued	829,567	909,580	12,979,012	16,280,416	20,864,592	11,167,159
Units redeemed	(1,655,749)	(1,765,247)	(21,460,236)	(23,383,114)	(15,105,759)	(11,153,534)

Net increase (decrease)	(826,182)	(855,667)	(8,481,224)	(7,102,698)	5,758,833	13,625

Units outstanding, end of year	5,395,644	6,221,826	57,516,610	65,997,834	33,084,428	27,325,595

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Mid Cap Equity Index Fund		MoA Mid Cap Value Fund		MoA Small Cap Equity Index Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,823,669	$3,008,654	$173,042	$380,280	$253,054	$339,641
Net realized gain (loss) on investments	49,494,969	47,959,726	4,810,504	3,657,298	(1,103,515)	142,141
Net change in unrealized appreciation (depreciation) on investments	(29,832,278)	613,374	(4,176,470)	1,442,141	2,300,265	2,112,137

Net Increase (Decrease) in net assets resulting from operations	21,486,360	51,581,754	807,076	5,479,719	1,449,804	2,593,919

From Unit Transactions:
Contributions	12,256,804	16,938,649	3,081,802	3,472,521	3,265,290	4,314,115
Withdrawals	(66,303,406)	(72,701,054)	(9,488,720)	(10,236,324)	(6,666,506)	(6,063,442)
Net transfers	(18,112,460)	(12,746,653)	(1,904,148)	(4,148,023)	(2,577,902)	1,531,544
Contract fees (Note 4)	(29,863)	(36,003)	(1,930)	(2,364)	(178)	(233)

Net Increase (Decrease) from unit transactions	(72,188,925)	(68,545,061)	(8,312,996)	(10,914,190)	(5,979,296)	(218,016)

NET INCREASE (DECREASE) IN NET ASSETS	(50,702,565)	(16,963,307)	(7,505,920)	(5,434,471)	(4,529,492)	2,375,903

NET ASSETS:
Beginning of Year	$408,639,201	$425,602,508	$56,426,525	$61,860,996	$36,201,202	$33,825,299

End of Year	$357,936,636	$408,639,201	$48,920,605	$56,426,525	$31,671,710	$36,201,202

Changes in Units:
Units outstanding, beginning of year	47,414,965	55,680,077	15,838,381	19,068,901	2,504,904	2,523,946

Units issued	6,978,996	9,410,516	3,180,745	3,900,429	783,395	1,149,806
Units redeemed	(14,928,476)	(17,675,628)	(5,388,248)	(7,130,949)	(1,201,289)	(1,168,848)

Net increase (decrease)	(7,949,480)	(8,265,112)	(2,207,503)	(3,230,520)	(417,894)	(19,042)

Units outstanding, end of year	39,465,485	47,414,965	13,630,878	15,838,381	2,087,010	2,504,904

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Small Cap Growth Fund		MoA Small Cap Value Fund		MoA Balanced Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(1,565,097)	$(1,605,185)	$374,839	$513,888	$2,000,453	$2,054,847
Net realized gain (loss) on investments	5,299,007	5,428,040	7,096,966	9,364,161	23,025,593	14,760,538
Net change in unrealized appreciation (depreciation) on investments	8,461,108	13,372,561	(6,805,222)	3,776,354	3,264,957	8,757,333

Net Increase (Decrease) in net assets resulting from operations	12,195,018	17,195,416	666,583	13,654,403	28,291,003	25,572,718

From Unit Transactions:
Contributions	5,647,812	8,483,433	3,517,778	5,798,142	8,592,811	8,610,289
Withdrawals	(30,205,413)	(31,261,772)	(21,943,441)	(22,276,558)	(35,869,250)	(25,970,181)
Net transfers	(6,950,335)	(9,356,688)	(5,756,119)	(6,853,862)	5,097,322	870,645
Contract fees (Note 4)	(4,834)	(6,212)	(10,342)	(13,226)	(57,479)	(81,056)

Net Increase (Decrease) from unit transactions	(31,512,770)	(32,141,239)	(24,192,124)	(23,345,504)	(22,236,596)	(16,570,303)

NET INCREASE (DECREASE) IN NET ASSETS	(19,317,752)	(14,945,823)	(23,525,541)	(9,691,101)	6,054,407	9,002,415

NET ASSETS:
Beginning of Year	$192,333,411	$207,279,234	$138,226,905	$147,918,006	$170,530,252	$161,527,837

End of Year	$173,015,659	$192,333,411	$114,701,364	$138,226,905	$176,584,659	$170,530,252

Changes in Units:
Units outstanding, beginning of year	48,803,960	57,270,175	40,420,474	47,627,511	9,232,749	10,193,499

Units issued	7,546,308	9,407,062	5,726,198	7,481,005	1,782,413	2,107,792
Units redeemed	(15,057,965)	(17,873,277)	(12,571,427)	(14,688,042)	(2,829,406)	(3,068,542)

Net increase (decrease)	(7,511,657)	(8,466,215)	(6,845,229)	(7,207,037)	(1,046,993)	(960,750)

Units outstanding, end of year	41,292,303	48,803,960	33,575,245	40,420,474	8,185,756	9,232,749

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Core Bond Fund		MoA Intermediate Bond Fund		MoA US Government Money Market Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$4,580,498	$4,721,082	$2,087,835	$2,174,515	$4,615,380	$5,482,642
Net realized gain (loss) on investments	(3,233,512)	(3,198,261)	(503,175)	(721,743)	38,332,171	(122,638,049)
Net change in unrealized appreciation (depreciation) on investments	7,584,869	(927,663)	2,296,025	74	(38,330,370)	122,579,471

Net Increase (Decrease) in net assets resulting from operations	8,931,855	595,158	3,880,685	1,452,846	4,617,181	5,424,064

From Unit Transactions:
Contributions	7,003,746	9,069,633	3,898,808	5,196,284	9,349,105	10,355,903
Withdrawals	(29,612,581)	(29,069,527)	(15,995,643)	(14,525,766)	(38,339,053)	(38,996,789)
Net transfers	2,098,666	792,031	4,147,592	730,232	27,491,895	45,756,879
Contract fees (Note 4)	(63,657)	(78,052)	(39,518)	(48,698)	(56,586)	(72,407)

Net Increase (Decrease) from unit transactions	(20,573,826)	(19,285,915)	(7,988,761)	(8,647,948)	(1,554,639)	17,043,586

NET INCREASE (DECREASE) IN NET ASSETS	(11,641,971)	(18,690,757)	(4,108,076)	(7,195,102)	3,062,542	22,467,650

NET ASSETS:
Beginning of Year	$143,097,973	$161,788,730	$69,743,830	$76,938,932	$136,986,473	$114,518,823

End of Year	$131,456,002	$143,097,973	$65,635,754	$69,743,830	$140,049,015	$136,986,473

Changes in Units:
Units outstanding, beginning of year	21,480,177	24,400,319	26,513,724	29,854,479	51,013,199	44,355,645

Units issued	4,722,572	5,485,068	7,564,955	9,203,875	29,942,799	36,384,714
Units redeemed	(7,559,712)	(8,405,210)	(10,254,370)	(12,544,630)	(30,294,708)	(29,727,160)

Net increase (decrease)	(2,837,140)	(2,920,142)	(2,689,415)	(3,340,755)	(351,909)	6,657,554

Units outstanding, end of year	18,643,037	21,480,177	23,824,309	26,513,724	50,661,290	51,013,199

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Aggressive Allocation Fund		MoA Conservative Allocation Fund		MoA Moderate Allocation Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,553,924	$4,365,241	$2,391,213	$2,487,763	$5,664,610	$6,162,904
Net realized gain (loss) on investments	24,671,611	19,513,094	3,590,103	2,348,929	26,511,616	21,348,375
Net change in unrealized appreciation (depreciation) on investments	7,095,545	6,152,434	4,158,706	2,794,708	7,420,486	2,762,772

Net Increase (Decrease) in net assets resulting from operations	35,321,080	30,030,769	10,140,022	7,631,400	39,596,712	30,274,051

From Unit Transactions:
Contributions	13,014,887	16,658,321	6,046,731	7,363,094	14,953,745	20,040,435
Withdrawals	(40,557,095)	(41,579,305)	(19,125,419)	(18,052,888)	(52,345,715)	(49,324,662)
Net transfers	(4,931,108)	(7,692,877)	1,331,381	331,777	(6,806,080)	(5,398,245)
Contract fees (Note 4)	(32,472)	(39,845)	(20,266)	(25,742)	(41,427)	(52,274)

Net Increase (Decrease) from unit transactions	(32,505,788)	(32,653,706)	(11,767,573)	(10,383,759)	(44,239,477)	(34,734,746)

NET INCREASE (DECREASE) IN NET ASSETS	2,815,292	(2,622,937)	(1,627,551)	(2,752,359)	(4,642,765)	(4,460,695)

NET ASSETS:
Beginning of Year	$250,354,551	$252,977,488	$105,365,388	$108,117,747	$294,840,844	$299,301,539

End of Year	$253,169,843	$250,354,551	$103,737,837	$105,365,388	$290,198,079	$294,840,844

Changes in Units:
Units outstanding, beginning of year	48,763,706	55,396,153	39,881,370	44,023,075	73,930,387	82,998,689

Units issued	8,801,753	13,255,853	7,895,520	10,369,770	13,772,006	18,337,160
Units redeemed	(14,389,694)	(19,888,300)	(11,957,222)	(14,511,475)	(23,610,679)	(27,405,462)

Net increase (decrease)	(5,587,941)	(6,632,447)	(4,061,702)	(4,141,705)	(9,838,673)	(9,068,302)

Units outstanding, end of year	43,175,765	48,763,706	35,819,668	39,881,370	64,091,714	73,930,387

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Retirement Income Fund[5]		MoA Clear Passage 2020 Fund		MoA Clear Passage 2025 Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$ 3,479,238	$ 2,815,045	$ 5,551,218	$ 6,701,512	$ 12,722,435	$ 14,224,437
Net realized gain (loss) on investments	(2,461,716)	321,843	4,727,167	7,982,180	36,892,196	38,443,890
Net change in unrealized appreciation (depreciation) on investments	13,489,353	2,896,191	14,038,119	5,823,891	17,636,970	2,484,216

Net Increase (Decrease) in net assets resulting from operations	14,506,875	6,033,079	24,316,504	20,507,583	67,251,601	55,152,543

From Unit Transactions:
Contributions	9,155,908	9,682,590	12,380,811	15,897,034	51,198,167	62,840,600
Withdrawals	(36,787,245)	(22,401,743)	(71,287,797)	(56,643,889)	(148,757,047)	(134,034,607)
Net transfers	69,177,408	3,547,785	(5,970,971)	(4,918,881)	(10,407,395)	(4,165,993)
Contract fees (Note 4)	(47,929)	(63,466)	(49,264)	(73,166)	(120,521)	(178,329)

Net Increase (Decrease) from unit transactions	41,498,142	(9,234,834)	(64,927,221)	(45,738,902)	(108,086,796)	(75,538,329)

NET INCREASE (DECREASE) IN NET ASSETS	56,005,017	(3,201,755)	(40,610,717)	(25,231,319)	(40,835,195)	(20,385,786)

NET ASSETS:
Beginning of Year	$ 93,439,530	$ 96,641,285	$268,518,729	$293,750,048	$615,410,518	$635,796,304

End of Year	$149,444,547	$ 93,439,530	$227,908,012	$268,518,729	$574,575,323	$615,410,518

Changes in Units:
Units outstanding, beginning of year	46,883,638	51,648,368	118,754,934	139,576,005	241,456,665	272,366,991

Units issued	48,980,697	15,744,407	16,881,264	24,033,024	47,374,231	73,964,105
Units redeemed	(26,982,826)	(20,509,137)	(43,704,961)	(44,854,095)	(86,780,221)	(104,874,431)

Net increase (decrease)	21,997,871	(4,764,730)	(26,823,697)	(20,821,071)	(39,405,990)	(30,910,326)

Units outstanding, end of year	68,881,509	46,883,638	91,931,237	118,754,934	202,050,675	241,456,665

5 On April 25, 2025, the MoA Clear Passage 2015 Fund was substituted with the MoA Retirement Income Fund. The assets ($70,243,144) substituted are included in “Net transfers” and the units (35,511,045) substituted are included in “Units issued”.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Clear Passage 2030 Fund		MoA Clear Passage 2035 Fund		MoA Clear Passage 2040 Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$14,859,905	$15,625,003	$13,065,140	$13,581,587	$10,681,745	$11,401,041
Net realized gain (loss) on investments	65,914,620	46,839,984	69,604,444	55,683,058	63,644,776	50,164,407
Net change in unrealized appreciation (depreciation) on investments	14,306,219	11,997,011	18,964,222	12,105,932	26,828,337	16,924,266

Net Increase (Decrease) in net assets resulting from operations	95,080,744	74,461,998	101,633,806	81,370,577	101,154,858	78,489,714

From Unit Transactions:
Contributions	75,636,782	85,731,422	79,224,386	88,162,667	70,715,872	84,723,642
Withdrawals	(149,197,003)	(126,899,707)	(124,005,988)	(112,738,148)	(122,561,046)	(87,270,588)
Net transfers	1,292,639	(3,136,656)	(3,546,560)	4,240,421	(5,064,240)	(2,320,629)
Contract fees (Note 4)	(165,602)	(233,724)	(183,306)	(253,739)	(187,754)	(260,346)

Net Increase (Decrease) from unit transactions	(72,433,184)	(44,538,665)	(48,511,468)	(20,588,799)	(57,097,168)	(5,127,921)

NET INCREASE (DECREASE) IN NET ASSETS	22,647,560	29,923,333	53,122,338	60,781,778	44,057,690	73,361,793

NET ASSETS:
Beginning of Year	$755,763,335	$725,840,002	$721,666,033	$660,884,255	$649,215,475	$575,853,682

End of Year	$778,410,895	$755,763,335	$774,788,371	$721,666,033	$693,273,165	$649,215,475

Changes in Units:
Units outstanding, beginning of year	264,425,554	280,898,112	236,101,921	243,396,621	202,989,225	205,050,739

Units issued	62,225,417	81,696,339	57,937,280	78,759,654	45,371,282	66,039,727
Units redeemed	(84,716,022)	(98,168,897)	(71,848,376)	(86,054,354)	(61,226,578)	(68,101,241)

Net increase (decrease)	(22,490,605)	(16,472,558)	(13,911,096)	(7,294,700)	(15,855,296)	(2,061,514)

Units outstanding, end of year	241,934,949	264,425,554	222,190,825	236,101,921	187,133,929	202,989,225

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			MoA Funds Corporation
	MoA Clear Passage 2045 Fund		MoA Clear Passage 2050 Fund		MoA Clear Passage 2055 Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$10,471,842	$11,421,042	$7,741,812	$8,661,636	$4,306,512	$4,674,792
Net realized gain (loss) on investments	65,815,948	55,010,385	56,983,189	34,303,714	26,950,583	17,491,797
Net change in unrealized appreciation (depreciation) on investments	34,354,962	19,529,163	22,361,126	25,913,391	19,935,912	15,742,665

Net Increase (Decrease) in net assets resulting from operations	110,642,752	85,960,590	87,086,127	68,878,741	51,193,007	37,909,254

From Unit Transactions:
Contributions	77,419,549	81,480,533	72,908,450	78,720,491	62,037,243	65,768,838
Withdrawals	(116,286,282)	(97,605,372)	(106,125,622)	(82,031,096)	(67,929,497)	(52,972,886)
Net transfers	(7,328,205)	(2,335,906)	(6,741,238)	(4,208,346)	(1,677,977)	(1,766,179)
Contract fees (Note 4)	(235,150)	(323,779)	(253,097)	(361,407)	(233,558)	(346,165)

Net Increase (Decrease) from unit transactions	(46,430,088)	(18,784,524)	(40,211,507)	(7,880,358)	(7,803,789)	10,683,608

NET INCREASE (DECREASE) IN NET ASSETS	64,212,664	67,176,066	46,874,620	60,998,383	43,389,218	48,592,862

NET ASSETS:
Beginning of Year	$678,189,737	$611,013,671	$530,025,393	$469,027,010	$295,686,944	$247,094,082

End of Year	$742,402,401	$678,189,737	$576,900,013	$530,025,393	$339,076,162	$295,686,944

Changes in Units:
Units outstanding, beginning of year	211,259,475	217,737,210	170,731,135	173,668,540	137,978,169	132,787,516

Units issued	50,370,156	69,228,460	42,844,449	61,605,560	45,505,937	62,239,098
Units redeemed	(63,059,666)	(75,706,195)	(54,295,609)	(64,542,965)	(48,592,077)	(57,048,445)

Net increase (decrease)	(12,689,510)	(6,477,735)	(11,451,160)	(2,937,405)	(3,086,140)	5,190,653

Units outstanding, end of year	198,569,965	211,259,475	159,279,975	170,731,135	134,892,029	137,978,169

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	MoA Funds Corporation

	MoA Clear Passage 2060 Fund		MoA Clear Passage 2065 Fund		MoA Clear Passage 2070 Fund[6]
	2025	2024	2025	2024	2025
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,410,134	$2,506,425	$948,239	$923,300	$9,186
Net realized gain (loss) on investments	13,200,465	8,585,880	4,361,289	1,474,141	4,078
Net change in unrealized appreciation (depreciation) on investments	13,852,829	8,954,136	6,722,290	4,176,539	31,854

Net Increase (Decrease) in net assets resulting from operations	29,463,428	20,046,441	12,031,818	6,573,980	45,118

From Unit Transactions:
Contributions	49,062,191	48,288,640	34,993,758	28,442,986	366,233
Withdrawals	(42,651,304)	(30,265,098)	(18,877,048)	(11,941,274)	(9,985)
Net transfers	(961,502)	(1,235,172)	(1,232,556)	1,452,173	643,898
Contract fees (Note 4)	(220,695)	(330,325)	(170,148)	(245,963)	—

Net Increase (Decrease) from unit transactions	5,228,690	16,458,045	14,714,006	17,707,922	1,000,146

NET INCREASE (DECREASE) IN NET ASSETS	34,692,118	36,504,486	26,745,824	24,281,902	1,045,264

NET ASSETS:
Beginning of Year	$162,635,979	$126,131,493	$60,813,657	$36,531,755	$—

End of Year	$197,328,097	$162,635,979	$87,559,481	$60,813,657	$1,045,264

Changes in Units:
Units outstanding, beginning of year	9,300,925	8,310,301	3,667,834	2,545,061	—

Units issued	3,850,565	4,801,828	2,547,918	2,645,660	94,403
Units redeemed	(3,558,277)	(3,811,204)	(1,719,378)	(1,522,887)	(1,661)

Net increase (decrease)	292,288	990,624	828,540	1,122,773	92,742

Units outstanding, end of year	9,593,213	9,300,925	4,496,374	3,667,834	92,742

[6]	Fund commenced operations on May 27, 2025.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	American Century Investments	American Funds

	American Century Small Cap Growth R6[7]	The Bond Fund of America		Managed Risk Growth- Income Fund
	2025	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(20,176)	$203,396	$211,805	$67,239	$35,680
Net realized gain (loss) on investments	382,490	31,047	18,227	414,605	204,156
Net change in unrealized appreciation (depreciation) on investments	7,876	120,202	(218,409)	20,676	538,445

Net Increase (Decrease) in net assets resulting from operations	370,190	354,645	11,623	502,520	778,281

From Unit Transactions:
Contributions	662,293	378,240	344,383	412,322	572,237
Withdrawals	(572,522)	(1,388,435)	(407,914)	(504,901)	(588,394)
Net transfers	4,644,911	560,640	575,768	154,733	(361,650)
Contract fees (Note 4)	—	(958)	(849)	(540)	(504)

Net Increase (Decrease) from unit transactions	4,734,682	(450,513)	511,388	61,614	(378,311)

NET INCREASE (DECREASE) IN NET ASSETS	5,104,872	(95,868)	523,011	564,134	399,970

NET ASSETS:
Beginning of Year	$—	$6,602,142	$6,079,131	$5,295,774	$4,895,804

End of Year	$5,104,872	$6,506,274	$6,602,142	$5,859,908	$5,295,774

Changes in Units:
Units outstanding, beginning of year	—	617,559	570,800	411,469	444,750

Units issued	609,241	127,406	143,838	90,563	57,080
Units redeemed	(146,752)	(171,479)	(97,079)	(89,167)	(90,361)

Net increase (decrease)	462,489	(44,073)	46,759	1,396	(33,281)

Units outstanding, end of year	462,489	573,486	617,559	412,865	411,469

7 Fund commenced operations on June 6, 2025. On June 6, 2025, the Victory RS Small Cap Growth Equity VIP Series Fund was substituted with the the American Century Small Cap Growth Fund for all contracts except FPA contracts. The assets ($2,171,827) substituted are included in “Net Transfers” and units (212,518) substituted are in “Units issued”.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	American Funds		Calvert		DFA
	New World Fund		Calvert VP SRI Balanced Portfolio		Dimensional VA U.S. Targeted Value Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$142,563	$172,377	$1,097,315	$1,349,679	$31,031	$17,503
Net realized gain (loss) on investments	1,638,464	578,658	16,406,414	8,694,460	502,321	503,114
Net change in unrealized appreciation (depreciation) on investments	3,147,944	397,664	(2,515,913)	16,142,856	(139,644)	(86,024)

Net Increase (Decrease) in net assets resulting from operations	4,928,971	1,148,699	14,987,816	26,186,995	393,708	434,593

From Unit Transactions:
Contributions	1,834,941	1,964,625	7,017,463	8,000,270	181,607	190,579
Withdrawals	(4,419,184)	(3,599,153)	(24,515,063)	(25,253,621)	(750,343)	(503,977)
Net transfers	2,943,084	119,240	(4,656,901)	673,182	(475,497)	(127,940)
Contract fees (Note 4)	(392)	(498)	(32,364)	(38,374)	(366)	(325)

Net Increase (Decrease) from unit transactions	358,449	(1,515,786)	(22,186,865)	(16,618,543)	(1,044,599)	(441,663)

NET INCREASE (DECREASE) IN NET ASSETS	5,287,420	(367,087)	(7,199,049)	9,568,452	(650,891)	(7,070)

NET ASSETS:
Beginning of Year	$18,082,021	$18,449,108	$156,543,960	$146,975,508	$6,432,633	$6,439,703

End of Year	$23,369,441	$18,082,021	$149,344,911	$156,543,960	$5,781,742	$6,432,633

Changes in Units:
Units outstanding, beginning of year	444,113	481,159	14,493,498	16,131,465	522,745	559,689

Units issued	184,606	163,904	2,490,921	3,573,577	24,885	43,964
Units redeemed	(177,708)	(200,950)	(4,388,480)	(5,211,544)	(111,151)	(80,908)

Net increase (decrease)	6,898	(37,046)	(1,897,559)	(1,637,967)	(86,266)	(36,944)

Units outstanding, end of year	451,011	444,113	12,595,939	14,493,498	436,479	522,745

Fund commenced operations on 6/6/2025

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	DWS		Fidelity
	DWS Capital Growth VIP		VIP Asset Manager 50% Portfolio		VIP Contrafund Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(4,892,112)	$(3,821,962)	$1,918,646	$2,009,058	$(7,470,211)	$(5,739,709)
Net realized gain (loss) on investments	106,399,472	77,730,792	7,697,001	3,123,455	235,027,024	175,673,970
Net change in unrealized appreciation (depreciation) on investments	(44,683,602)	45,907,466	5,867,270	4,257,581	(52,031,597)	82,366,692

Net Increase (Decrease) in net assets resulting from operations	56,823,758	119,816,296	15,482,917	9,390,094	175,525,216	252,300,953

From Unit Transactions:
Contributions	18,858,365	18,586,719	7,390,156	8,495,167	28,008,529	28,006,762
Withdrawals	(81,915,624)	(77,047,996)	(21,344,322)	(23,311,067)	(153,583,844)	(142,953,025)
Net transfers	(20,810,722)	(5,991,287)	(533,582)	(2,829,981)	(14,383,523)	5,424,391
Contract fees (Note 4)	(27,300)	(31,940)	(55,453)	(72,824)	(49,181)	(55,246)

Net Increase (Decrease) from unit transactions	(83,895,281)	(64,484,504)	(14,543,201)	(17,718,705)	(140,008,019)	(109,577,118)

NET INCREASE (DECREASE) IN NET ASSETS	(27,071,523)	55,331,792	939,716	(8,328,611)	35,517,197	142,723,835

NET ASSETS:
Beginning of Year	$547,302,673	$491,970,881	$118,763,122	$127,091,733	$947,287,630	$804,563,795

End of Year	$520,231,150	$547,302,673	$119,702,838	$118,763,122	$982,804,827	$947,287,630

Changes in Units:
Units outstanding, beginning of year	2,221,362	2,502,428	1,602,568	1,845,503	3,798,740	4,276,821

Units issued	367,480	467,610	315,701	368,435	632,580	808,115
Units redeemed	(673,983)	(748,676)	(487,570)	(611,370)	(1,121,840)	(1,286,196)

Net increase (decrease)	(306,503)	(281,066)	(171,869)	(242,935)	(489,260)	(478,081)

Units outstanding, end of year	1,914,859	2,221,362	1,430,699	1,602,568	3,309,480	3,798,740

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Fidelity
	VIP Equity-Income Portfolio		VIP Extended Market Index Portfolio		VIP Freedom Income Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,487,437	$2,713,983	$(113)	$1,537	$169,716	$209,990
Net realized gain (loss) on investments	26,203,569	24,115,951	68,670	188,450	83,844	50,600
Net change in unrealized appreciation (depreciation) on investments	18,011,747	10,717,231	101,561	(21,123)	413,072	18,224

Net Increase (Decrease) in net assets resulting from operations	46,702,753	37,547,165	170,118	168,864	666,632	278,814

From Unit Transactions:
Contributions	11,564,422	13,564,729	83,515	147,211	199,407	124,664
Withdrawals	(47,747,183)	(43,084,153)	(132,395)	(217,468)	(840,563)	(777,462)
Net transfers	2,684,558	(1,644,503)	97,786	(1,101,900)	4,635	(104,453)
Contract fees (Note 4)	(61,553)	(71,178)	—	—	(256)	(176)

Net Increase (Decrease) from unit transactions	(33,559,756)	(31,235,105)	48,906	(1,172,157)	(636,777)	(757,427)

NET INCREASE (DECREASE) IN NET ASSETS	13,142,997	6,312,060	219,024	(1,003,293)	29,855	(478,613)

NET ASSETS:
Beginning of Year	$276,500,061	$270,188,001	$ 1,525,526	$ 2,528,819	$ 8,161,935	$ 8,640,548

End of Year	$289,643,058	$276,500,061	$ 1,744,550	$ 1,525,526	$ 8,191,790	$ 8,161,935

Changes in Units:
Units outstanding, beginning of year	1,845,940	2,061,903	121,289	223,322	744,547	814,238

Units issued	411,961	402,789	29,884	21,692	32,110	19,743
Units redeemed	(604,876)	(618,752)	(26,192)	(123,725)	(86,798)	(89,434)

Net increase (decrease)	(192,915)	(215,963)	3,692	(102,033)	(54,688)	(69,691)

Units outstanding, end of year	1,653,025	1,845,940	124,981	121,289	689,859	744,547

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Fidelity
	VIP Freedom 2020 Portfolio		VIP Freedom 2025 Portfolio		VIP Freedom 2030 Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$204,358	$227,906	$276,404	$293,123	$221,148	$226,541
Net realized gain (loss) on investments	789,932	532,159	1,367,193	468,047	1,633,048	289,023
Net change in unrealized appreciation (depreciation) on investments	480,688	96,382	908,051	754,384	751,256	839,130

Net Increase (Decrease) in net assets resulting from operations	1,474,978	856,447	2,551,648	1,515,554	2,605,452	1,354,694

From Unit Transactions:
Contributions	214,729	231,419	692,703	1,446,251	2,244,415	2,633,487
Withdrawals	(710,794)	(1,502,890)	(3,442,787)	(2,569,343)	(3,888,814)	(1,561,269)
Net transfers	(264,260)	(359,672)	86,520	(1,554,474)	(557,061)	442,049
Contract fees (Note 4)	(342)	(289)	(1,031)	(772)	(1,629)	(1,396)

Net Increase (Decrease) from unit transactions	(760,667)	(1,631,432)	(2,664,595)	(2,678,338)	(2,203,089)	1,512,871

NET INCREASE (DECREASE) IN NET ASSETS	714,311	(774,985)	(112,947)	(1,162,784)	402,363	2,867,565

NET ASSETS:
Beginning of Year	$ 12,803,568	$ 13,578,553	$ 20,933,643	$ 22,096,427	$ 19,432,446	$ 16,564,881

End of Year	$ 13,517,879	$ 12,803,568	$ 20,820,696	$ 20,933,643	$ 19,834,809	$ 19,432,446

Changes in Units:
Units outstanding, beginning of year	1,108,433	1,252,268	1,789,707	2,026,547	1,640,916	1,513,717

Units issued	34,838	24,480	155,562	163,772	264,317	340,310
Units redeemed	(98,156)	(168,315)	(373,072)	(400,612)	(437,967)	(213,111)

Net increase (decrease)	(63,318)	(143,835)	(217,510)	(236,840)	(173,650)	127,199

Units outstanding, end of year	1,045,115	1,108,433	1,572,197	1,789,707	1,467,266	1,640,916

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Fidelity
	VIP Freedom 2035 Portfolio		VIP Freedom 2040 Portfolio		VIP Freedom 2045 Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$137,453	$103,410	$73,453	$46,737	$27,597	$19,176
Net realized gain (loss) on investments	1,158,592	387,713	966,204	369,651	727,947	232,084
Net change in unrealized appreciation (depreciation) on investments	620,480	509,009	647,224	598,551	296,238	434,189

Net Increase (Decrease) in net assets resulting from operations	1,916,525	1,000,132	1,686,881	1,014,939	1,051,782	685,449

From Unit Transactions:
Contributions	1,948,056	1,704,780	960,002	1,339,981	856,627	723,131
Withdrawals	(2,037,455)	(1,276,104)	(1,387,804)	(615,397)	(1,597,093)	(627,356)
Net transfers	141,698	341,051	(69,711)	111,358	173,313	15,944
Contract fees (Note 4)	(1,489)	(1,077)	(960)	(643)	(816)	(584)

Net Increase (Decrease) from unit transactions	50,810	768,650	(498,473)	835,299	(567,969)	111,135

NET INCREASE (DECREASE) IN NET ASSETS	1,967,335	1,768,782	1,188,408	1,850,238	483,813	796,584

NET ASSETS:
Beginning of Year	$ 12,191,826	$ 10,423,044	$ 10,015,875	$ 8,165,637	$ 6,110,898	$ 5,314,314

End of Year	$ 14,159,161	$ 12,191,826	$ 11,204,283	$ 10,015,875	$ 6,594,711	$ 6,110,898

Changes in Units:
Units outstanding, beginning of year	1,007,005	946,328	806,474	736,698	487,968	478,595

Units issued	227,166	239,190	88,097	199,359	91,037	75,264
Units redeemed	(220,781)	(178,513)	(127,080)	(129,583)	(134,914)	(65,891)

Net increase (decrease)	6,385	60,677	(38,983)	69,776	(43,877)	9,373

Units outstanding, end of year	1,013,390	1,007,005	767,491	806,474	444,091	487,968

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Fidelity
	VIP Freedom 2050 Portfolio		VIP Freedom 2055 Portfolio		VIP Freedom 2060 Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$21,414	$16,575	$7,178	$3,456	$5,053	$2,927
Net realized gain (loss) on investments	486,635	182,560	139,345	91,888	113,468	37,924
Net change in unrealized appreciation (depreciation) on investments	366,854	317,140	111,626	81,255	82,029	78,615

Net Increase (Decrease) in net assets resulting from operations	874,903	516,275	258,149	176,599	200,550	119,466

From Unit Transactions:
Contributions	769,749	663,514	303,488	275,649	111,691	128,434
Withdrawals	(730,910)	(546,344)	(220,589)	(244,574)	(103,971)	(99,681)
Net transfers	(76,225)	(73,504)	28,657	(87,950)	(51,041)	40,769
Contract fees (Note 4)	(1,010)	(621)	(399)	(330)	(209)	(165)

Net Increase (Decrease) from unit transactions	(38,396)	43,045	111,157	(57,205)	(43,530)	69,357

NET INCREASE (DECREASE) IN NET ASSETS	836,507	559,320	369,306	119,394	157,020	188,823

NET ASSETS:
Beginning of Year	$ 4,777,609	$ 4,218,289	$ 1,460,712	$ 1,341,318	$ 1,119,904	$ 931,081

End of Year	$ 5,614,116	$ 4,777,609	$ 1,830,018	$ 1,460,712	$ 1,276,924	$ 1,119,904

Changes in Units:
Units outstanding, beginning of year	381,300	379,712	116,635	120,762	89,404	83,875

Units issued	57,303	65,220	26,556	27,764	9,269	19,662
Units redeemed	(60,660)	(63,632)	(19,995)	(31,891)	(12,716)	(14,133)

Net increase (decrease)	(3,357)	1,588	6,561	(4,127)	(3,447)	5,529

Units outstanding, end of year	377,943	381,300	123,196	116,635	85,957	89,404

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Fidelity
	VIP Index 500 Portfolio		VIP Mid Cap Portfolio		VIP Value Strategies Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(54,096)	$170,321	$(617,262)	$(292,805)	$(2,636)	$(2,559)
Net realized gain (loss) on investments	5,252,007	2,520,132	23,204,138	29,154,323	106,016	514,228
Net change in unrealized appreciation (depreciation) on investments	10,644,293	17,293,607	(5,568,246)	(549,043)	74,523	(288,103)

Net Increase (Decrease) in net assets resulting from operations	15,842,204	19,984,060	17,018,630	28,312,475	177,903	223,566

From Unit Transactions:
Contributions	3,561,960	2,907,459	8,316,867	8,807,284	81,673	98,328
Withdrawals	(13,372,841)	(8,125,931)	(29,170,896)	(31,271,632)	(316,395)	(279,817)
Net transfers	3,056,274	(1,594,171)	(6,610,048)	(1,807,823)	19,248	(420,198)
Contract fees (Note 4)	(5,310)	(4,143)	(6,460)	(8,124)	(51)	(42)

Net Increase (Decrease) from unit transactions	(6,759,917)	(6,816,786)	(27,470,537)	(24,280,295)	(215,525)	(601,729)

NET INCREASE (DECREASE) IN NET ASSETS	9,082,287	13,167,274	(10,451,907)	4,032,180	(37,622)	(378,163)

NET ASSETS:
Beginning of Year	$101,015,579	$ 87,848,305	$180,441,100	$176,408,920	$ 2,993,790	$ 3,371,953

End of Year	$110,097,866	$101,015,579	$169,989,193	$180,441,100	$ 2,956,168	$ 2,993,790

Changes in Units:
Units outstanding, beginning of year	7,339,870	7,884,815	1,129,122	1,287,591	247,577	301,716

Units issued	842,845	863,094	200,532	260,270	16,066	19,699
Units redeemed	(1,308,307)	(1,408,039)	(362,144)	(418,739)	(34,522)	(73,838)

Net increase (decrease)	(465,462)	(544,945)	(161,612)	(158,469)	(18,456)	(54,139)

Units outstanding, end of year	6,874,408	7,339,870	967,510	1,129,122	229,121	247,577

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Goldman Sachs
	Goldman Sachs Government Money Market Fund		Goldman Sachs Small Cap Equity Insights Fund		Goldman Sachs U.S. Equity Insights Fund
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$993,843	$2,482,168	$2,457	$52,390	$(2,959)	$11,707
Net realized gain (loss) on investments	—	—	2,008,350	538,410	3,589,019	2,359,849
Net change in unrealized appreciation (depreciation) on investments	—	—	9,138	1,305,917	(697,355)	1,287,952

Net Increase (Decrease) in net assets resulting from operations	993,843	2,482,168	2,019,945	1,896,717	2,888,705	3,659,508

From Unit Transactions:
Contributions	740,112	830,732	1,821,868	1,568,917	2,752,726	2,776,618
Withdrawals	(5,254,047)	(15,540,615)	(2,481,456)	(2,430,854)	(4,085,560)	(2,971,543)
Net transfers	(4,162,877)	(4,912,044)	1,279,162	3,680,285	834,916	4,189,587
Contract fees (Note 4)	(995)	(793)	(178)	(244)	(281)	(260)

Net Increase (Decrease) from unit transactions	(8,677,807)	(19,622,720)	619,396	2,818,104	(498,199)	3,994,402

NET INCREASE (DECREASE) IN NET ASSETS	(7,683,964)	(17,140,552)	2,639,341	4,714,821	2,390,506	7,653,910

NET ASSETS:
Beginning of Year	$ 37,668,124	$ 54,808,676	$ 15,081,102	$ 10,366,281	$ 20,011,649	$ 12,357,739

End of Year	$ 29,984,160	$ 37,668,124	$ 17,720,443	$ 15,081,102	$ 22,402,155	$ 20,011,649

Changes in Units:
Units outstanding, beginning of year	3,579,879	5,418,631	947,316	770,140	984,924	775,509

Units issued	571,619	3,149,189	567,362	753,725	504,568	648,347
Units redeemed	(1,383,703)	(4,987,941)	(548,400)	(576,549)	(527,090)	(438,932)

Net increase (decrease)	(812,084)	(1,838,752)	18,962	177,176	(22,522)	209,415

Units outstanding, end of year	2,767,795	3,579,879	966,278	947,316	962,402	984,924

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	Invesco		Lincoln		MFS
	Invesco V.I. Main Street Fund		LVIP American Century Capital Appreciation Fund		MFS Mid Cap Value Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(165,178)	$(461,585)	$(2,633,285)	$(2,511,364)	$30,001	$56,378
Net realized gain (loss) on investments	476,822	2,557,288	57,598,367	26,329,495	867,272	369,511
Net change in unrealized appreciation (depreciation) on investments	8,635,850	11,150,370	(36,768,630)	41,841,409	(450,092)	758,557

Net Increase (Decrease) in net assets resulting from operations	8,947,494	13,246,073	18,196,452	65,659,540	447,181	1,184,446

From Unit Transactions:
Contributions	3,199,901	3,822,664	9,951,863	10,106,396	935,319	1,107,748
Withdrawals	(12,195,494)	(10,288,925)	(49,306,985)	(44,153,585)	(2,723,180)	(1,608,515)
Net transfers	(1,182,065)	(1,037,274)	(8,275,483)	(7,247,223)	(597,874)	408,768
Contract fees (Note 4)	(2,587)	(3,039)	(12,464)	(15,307)	(10)	(28)

Net Increase (Decrease) from unit transactions	(10,180,245)	(7,506,574)	(47,643,069)	(41,309,719)	(2,385,745)	(92,027)

NET INCREASE (DECREASE) IN NET ASSETS	(1,232,751)	5,739,499	(29,446,617)	24,349,821	(1,938,564)	1,092,419

NET ASSETS:
Beginning of Year	$ 66,422,258	$ 60,682,759	$313,510,736	$289,160,915	$ 10,434,280	$ 9,341,861

End of Year	$ 65,189,507	$ 66,422,258	$284,064,119	$313,510,736	$ 8,495,716	$ 10,434,280

Changes in Units:
Units outstanding, beginning of year	639,849	716,245	2,924,140	3,348,071	582,339	590,068

Units issued	122,013	161,241	505,410	550,232	188,197	274,283
Units redeemed	(209,508)	(237,637)	(907,748)	(974,163)	(319,349)	(282,012)

Net increase (decrease)	(87,495)	(76,396)	(402,338)	(423,931)	(131,152)	(7,729)

Units outstanding, end of year	552,354	639,849	2,521,802	2,924,140	451,187	582,339

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	Neuberger Berman		Nomura		PIMCO
	Quality Equity Portfolio		Nomura VIP Small Cap Value Series		PIMCO Real Return Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(172,407)	$(94,615)	$64,319	$83,815	$1,172,955	$839,873
Net realized gain (loss) on investments	2,648,033	1,481,972	160,047	(157,905)	(1,837,270)	(1,186,582)
Net change in unrealized appreciation (depreciation) on investments	351,925	2,655,439	618,418	1,342,089	3,586,721	951,498

Net Increase (Decrease) in net assets resulting from operations	2,827,551	4,042,796	842,784	1,267,999	2,922,406	604,789

From Unit Transactions:
Contributions	2,482,112	2,577,043	867,414	1,131,888	2,673,234	2,491,585
Withdrawals	(3,862,077)	(3,367,213)	(2,863,689)	(1,973,116)	(11,349,435)	(8,228,375)
Net transfers	1,722,442	2,226,319	(1,149,536)	(1,370,952)	11,048,639	1,971,631
Contract fees (Note 4)	(361)	(359)	(116)	(124)	(588)	(581)

Net Increase (Decrease) from unit transactions	342,116	1,435,790	(3,145,927)	(2,212,304)	2,371,850	(3,765,740)

NET INCREASE (DECREASE) IN NET ASSETS	3,169,667	5,478,586	(2,303,143)	(944,305)	5,294,256	(3,160,951)

NET ASSETS:
Beginning of Year	$ 20,866,104	$ 15,387,518	$ 13,566,362	$ 14,510,667	$ 39,360,119	$ 42,521,070

End of Year	$ 24,035,771	$ 20,866,104	$ 11,263,219	$ 13,566,362	$ 44,654,375	$ 39,360,119

Changes in Units:
Units outstanding, beginning of year	1,019,562	938,637	912,970	1,079,652	2,526,951	2,773,229

Units issued	570,902	591,046	218,286	377,035	1,432,770	897,484
Units redeemed	(551,067)	(510,121)	(423,269)	(543,717)	(1,277,896)	(1,143,762)

Net increase (decrease)	19,835	80,925	(204,983)	(166,682)	154,874	(246,278)

Units outstanding, end of year	1,039,397	1,019,562	707,987	912,970	2,681,825	2,526,951

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	T. Rowe Price		Vanguard

	T. Rowe Price Blue Chip Growth Portfolio		Balanced Portfolio		Conservative Allocation Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(3,600,719)	$(2,969,475)	$187,351	$245,912	$106,072	$136,750
Net realized gain (loss) on investments	79,642,241	45,404,515	2,013,661	1,371,529	293,376	309,931
Net change in unrealized appreciation (depreciation) on investments	(725,497)	84,837,928	448,017	905,715	335,936	7,268

Net Increase (Decrease) in net assets resulting from operations	75,316,025	127,272,968	2,649,029	2,523,156	735,384	453,949

From Unit Transactions:
Contributions	28,612,577	31,872,016	677,763	891,389	244,844	307,091
Withdrawals	(92,497,453)	(73,088,684)	(2,935,257)	(2,984,554)	(501,818)	(1,169,903)
Net transfers	(10,256,281)	11,314,433	(1,476)	(517,346)	(309,612)	(628,906)
Contract fees (Note 4)	(7,465)	(8,580)	(1,249)	(1,100)	(626)	(563)

Net Increase (Decrease) from unit transactions	(74,148,622)	(29,910,815)	(2,260,219)	(2,611,611)	(567,212)	(1,492,281)

NET INCREASE (DECREASE) IN NET ASSETS	1,167,403	97,362,153	388,810	(88,455)	168,172	(1,038,332)

NET ASSETS:
Beginning of Year	$478,714,327	$381,352,174	$ 19,450,266	$ 19,538,721	$ 6,894,598	$ 7,932,930

End of Year	$479,881,730	$478,714,327	$ 19,839,076	$ 19,450,266	$ 7,062,770	$ 6,894,598

Changes in Units:
Units outstanding, beginning of year	6,175,971	6,623,697	1,566,521	1,786,735	599,196	732,939

Units issued	1,425,841	1,969,378	78,928	144,336	36,081	90,028
Units redeemed	(2,325,466)	(2,417,104)	(256,920)	(364,550)	(84,205)	(223,771)

Net increase (decrease)	(899,625)	(447,726)	(177,992)	(220,214)	(48,124)	(133,743)

Units outstanding, end of year	5,276,346	6,175,971	1,388,529	1,566,521	551,072	599,196

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Vanguard
	Diversified Value Portfolio		International Portfolio		Mid-Cap Index Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,029,884	$2,332,653	$131,370	$1,555,428	$29,364	$111,410
Net realized gain (loss) on investments	23,092,686	17,787,934	32,911,447	23,433,182	4,046,015	1,093,931
Net change in unrealized appreciation (depreciation) on investments	10,669,749	13,696,911	20,029,985	(67,520)	(507,065)	3,550,311

Net Increase (Decrease) in net assets resulting from operations	35,792,319	33,817,498	53,072,802	24,921,090	3,568,314	4,755,652

From Unit Transactions:
Contributions	13,290,377	16,384,777	13,165,653	16,830,934	405,516	584,365
Withdrawals	(45,787,996)	(43,211,785)	(55,972,870)	(53,938,802)	(5,510,860)	(2,119,978)
Net transfers	(10,320,459)	(2,509,978)	(217,960)	(6,813,950)	(3,956,219)	(1,243,517)
Contract fees (Note 4)	(14,921)	(17,132)	(5,227)	(6,733)	(726)	(649)

Net Increase (Decrease) from unit transactions	(42,832,999)	(29,354,118)	(43,030,404)	(43,928,551)	(9,062,289)	(2,779,779)

NET INCREASE (DECREASE) IN NET ASSETS	(7,040,680)	4,463,380	10,042,398	(19,007,461)	(5,493,975)	1,975,873

NET ASSETS:
Beginning of Year	$254,435,113	$249,971,733	$292,765,139	$311,772,600	$ 37,812,913	$ 35,837,040

End of Year	$247,394,433	$254,435,113	$302,807,537	$292,765,139	$ 32,318,938	$ 37,812,913

Changes in Units:
Units outstanding, beginning of year	4,236,337	4,746,863	5,293,238	6,090,465	2,966,706	3,200,009

Units issued	759,518	1,098,350	1,078,222	1,239,667	89,658	136,773
Units redeemed	(1,415,761)	(1,608,876)	(1,734,699)	(2,036,894)	(755,604)	(370,076)

Net increase (decrease)	(656,243)	(510,526)	(656,477)	(797,227)	(665,946)	(233,303)

Units outstanding, end of year	3,580,094	4,236,337	4,636,761	5,293,238	2,300,760	2,966,706

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

			Vanguard
	Real Estate Index Portfolio		Small Company Growth Portfolio[8]		Short-Term Investment - Grade Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,054,333	$1,399,596	$(54,326)	$(47,573)	$129,344	$73,459
Net realized gain (loss) on investments	25,445	723,687	780,582	139,690	34,502	22,143
Net change in unrealized appreciation (depreciation) on investments	197,277	(55,492)	(428,988)	711,541	39,469	21,852

Net Increase (Decrease) in net assets resulting from operations	1,277,055	2,067,791	297,268	803,658	203,315	117,454

From Unit Transactions:
Contributions	5,053,596	5,922,836	264,760	267,378	117,198	258,434
Withdrawals	(10,097,610)	(9,702,773)	(904,605)	(484,171)	(817,399)	(374,461)
Net transfers	(866,600)	(2,252,592)	(413,661)	(204,319)	1,037,384	500,227
Contract fees (Note 4)	(642)	(916)	(58)	(27)	(496)	(423)

Net Increase (Decrease) from unit transactions	(5,911,256)	(6,033,445)	(1,053,564)	(421,139)	336,687	383,777

NET INCREASE (DECREASE) IN NET ASSETS	(4,634,201)	(3,965,654)	(756,296)	382,519	540,002	501,231

NET ASSETS:
Beginning of Year	$ 52,789,687	$ 56,755,341	$ 8,544,270	$ 8,161,751	$ 3,419,681	$ 2,918,450

End of Year	$ 48,155,486	$ 52,789,687	$ 7,787,974	$ 8,544,270	$ 3,959,683	$ 3,419,681

Changes in Units:
Units outstanding, beginning of year	2,261,111	2,533,330	691,308	727,428	317,560	281,152

Units issued	661,869	777,704	62,611	37,768	134,980	115,354
Units redeemed	(899,839)	(1,049,923)	(152,905)	(73,888)	(104,264)	(78,946)

Net increase (decrease)	(237,970)	(272,219)	(90,294)	(36,120)	30,716	36,408

Units outstanding, end of year	2,023,141	2,261,111	601,014	691,308	348,276	317,560

8 On June 6, 2025, the Victory RS Small Cap Growth Equity VIP Series Fund was substituted with the Vanguard Small Company Growth Portfolio for FPA contracts. The assets ($261,164) substituted are included in “Net transfers” and units (21,863) substituted are included in “Units issued”.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Years or Periods Ended December 31, 2025 and 2024

	Vanguard

	Total Bond Market Index Portfolio		Total International Stock Market Index Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,815,889	$1,222,841	$7,478	$18,907
Net realized gain (loss) on investments	(2,107,489)	(2,075,023)	477,802	33,241
Net change in unrealized appreciation (depreciation) on investments	4,417,271	1,077,996	73,403	(16,809)

Net Increase (Decrease) in net assets resulting from operations	4,125,671	225,814	558,683	35,339

From Unit Transactions:
Contributions	5,969,229	6,729,887	152,324	154,802
Withdrawals	(13,817,228)	(12,360,543)	(1,245,150)	(98,782)
Net transfers	12,884,696	13,126,649	1,467,969	(70,205)
Contract fees (Note 4)	(414)	(478)	(56)	(34)

Net Increase (Decrease) from unit transactions	5,036,283	7,495,515	375,087	(14,219)

NET INCREASE (DECREASE) IN NET ASSETS	9,161,954	7,721,329	933,770	21,120

NET ASSETS:
Beginning of Year	$63,307,609	$55,586,280	$1,078,195	$1,057,075

End of Year	$72,469,563	$63,307,609	$2,011,965	$1,078,195

Changes in Units:
Units outstanding, beginning of year	6,087,896	5,377,788	94,585	96,350

Units issued	3,070,682	3,219,585	276,158	24,093
Units redeemed	(2,577,049)	(2,509,477)	(235,461)	(25,858)

Net increase (decrease)	493,633	710,108	40,697	(1,765)

Units outstanding, end of year	6,581,529	6,087,896	135,282	94,585

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2025, Separate Account No. 2 consists of 71 distinct Subaccounts. Separate Account No. 2 includes the following Subaccounts as of December 31, 2025 and include financial information for the following years or periods:

Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the period ended	For each of the / for the	For each of the / for the
MoA Funds Corporation (“MoA Funds”):
MoA All America Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Equity Index Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA International Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Mid Cap Equity Index Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Mid Cap Value Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Small Cap Equity Index Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Small Cap Growth Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Small Cap Value Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Balanced Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Core Bond Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Intermediate Bond Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA US Government Money Market Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Aggressive Allocation Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Conservative Allocation Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Moderate Allocation Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Retirement Income Fund[9]	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2020 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

[9]	On April 25, 2025, the MoA Clear Passage 2015 Fund was substituted with the MoA Retirement Income Fund.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

1. Organization (continued)

MoA Clear Passage 2025 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2030 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2035 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2040 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2045 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2050 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2055 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2060 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2065 Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MoA Clear Passage 2070 Fund	December 31, 2025	December 31, 2025	For the period May 1, 2025 to December 31, 2025	For the period May 1, 2025 to December 31, 2025
American Century Investments (“American Century”):
American Century Small Cap Growth R6[10]	December 31, 2025	December 31, 2025	For the period June 6, 2025 to December 31, 2025	For the period June 6, 2025 to December 31, 2025
American Funds Insurance Series (“American Funds”):
The Bond Fund of America	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Managed Risk Growth-Income Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
New World Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Calvert Variable Series, Inc. (“Calvert”):
Calvert VP SRI Balanced Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025

10 On June 6, 2025, the Victory RS Small Cap Growth Equity VIP Series Fund was substituted with the American Century Small Cap Growth Fund for all contracts except FPA.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

1. Organization (continued)

DFA Investment Dimensions Group Inc. (“DFA”):
Dimensional VA U.S. Targeted Value Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Deutsche DWS Variable Series I (“DWS”):
DWS Capital Growth VIP	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Fidelity Investments Variable Insurance Products Funds (“Fidelity”):
VIP Asset Manager 50% Portfolio[11]	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
VIP Contrafund Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
VIP Equity-Income Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
VIP Extended Market Index Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom Income Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2020 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2025 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2030 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025

[11]	On April 30, 2026, the Fidelity Asset Manager Portfolio was renamed the Fidelity Asset Manager 50% Portfolio.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

1. Organization (continued)

VIP Freedom 2035 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2040 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2045 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2050 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2055 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Freedom 2060 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Index 500 Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
VIP Mid Cap Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
VIP Value Strategies Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

1. Organization (continued)

Goldman Sachs Variable Insurance Trust (“Goldman Sachs”):
Goldman Sachs Government Money Market Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Goldman Sachs Small Cap Equity Insights Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Goldman Sachs U.S. Equity Insights Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Lincoln Variable Insurance Products Trust (“Lincoln”):
LVIP American Century Capital Appreciation Fund	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
MFS Variable Investment Trust III (“MFS”):
MFS Mid Cap Value Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Neuberger Berman Advisers Management Trust (“Neuberger Berman”):
Quality Equity Portfolio[12]	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Nomura VIP Small Cap Value Series (“Nomura”):
Nomura VIP Small Cap Value Series[13]	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
PIMCO Variable Insurance Trust (“PIMCO”):
PIMCO Real Return Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
T. Rowe Price Equity Series, Inc. (“T. Rowe Price”):
T. Rowe Price Blue Chip Growth Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Vanguard Variable Insurance Funds (“Vanguard”):
Balanced Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Conservative Allocation Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025

12 Effective July 28, 2025, the Neuberger Berman Sustainable Equity Fund was renamed to Neuberger Berman Quality Equity Fund.

13 Effective December 1, 2025, the underlying fund of the subaccount changed its name from Macquarie VIP Small Cap Value Series.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

1. Organization (continued)

Diversified Value Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
International Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Mid-Cap Index Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Real Estate Index Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Small Company Growth Portfolio[14]	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Short-Term Investment - Grade Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025
Total Bond Market Index Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	Five Years Ended December 31, 2025
Total International Stock Market Index Portfolio	December 31, 2025	December 31, 2025	Two Years Ended December 31, 2025	For the period November 3, 2023 to December 31, 2023 and two years ended December 31, 2025

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct. Separate Account No. 2 is subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission (SEC). The assets and liabilities of Separate Account No. 2 are clearly identified and distinguished from the Company’s other asset and liabilities.

2. Significant Accounting Policies

The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting

14 On June 6, 2025, the Victory RS Small Cap Growth Equity VIP Series Fund was substituted with the Vanguard Small Company Growth Portfolio for FPA contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

2. Significant Accounting Policies (continued)

principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

☐	Level 1 — quoted prices in active markets for identical investments.

☐	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

☐	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2025, management determined that the fair value inputs for all Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC and are valued at their closing net asset value as determined by the respective mutual fund, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2025:

Fund	Level 1- Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investment at Fair Value:
MoA Funds:
MoA All America Fund	$232,809,099	-	-	$232,809,099
MoA Equity Index Fund	$1,150,829,931	-	-	$1,150,829,931
MoA International Fund	$65,625,030	-	-	$65,625,030
MoA Mid Cap Equity Index Fund	$357,998,204	-	-	$357,998,204
MoA Mid Cap Value Fund	$48,935,347	-	-	$48,935,347
MoA Small Cap Equity Index Fund	$31,781,827	-	-	$31,781,827
MoA Small Cap Growth Fund	$173,103,708	-	-	$173,103,708
MoA Small Cap Value Fund	$114,712,434	-	-	$114,712,434
MoA Balanced Fund	$176,388,119	-	-	$176,388,119
MoA Core Bond Fund	$131,547,269	-	-	$131,547,269
MoA Intermediate Bond Fund	$65,763,188	-	-	$65,763,188
MoA US Government Money Market Fund	$140,064,275	-	-	$140,064,275
MoA Aggressive Allocation Fund	$253,226,569	-	-	$253,226,569

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

2. Significant Accounting Policies (continued)

Fund	Level 1- Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
MoA Conservative Allocation Fund	$103,728,196	-	-	$103,728,196
MoA Moderate Allocation Fund	$290,186,712	-	-	$290,186,712
MoA Retirement Income Fund	$149,503,281	-	-	$149,503,281
MoA Clear Passage 2020 Fund	$228,859,282	-	-	$228,859,282
MoA Clear Passage 2025 Fund	$575,813,386	-	-	$575,813,386
MoA Clear Passage 2030 Fund	$778,815,939	-	-	$778,815,939
MoA Clear Passage 2035 Fund	$776,508,047	-	-	$776,508,047
MoA Clear Passage 2040 Fund	$695,330,387	-	-	$695,330,387
MoA Clear Passage 2045 Fund	$742,739,010	-	-	$742,739,010
MoA Clear Passage 2050 Fund	$576,850,490	-	-	$576,850,490
MoA Clear Passage 2055 Fund	$339,117,872	-	-	$339,117,872
MoA Clear Passage 2060 Fund	$197,575,710	-	-	$197,575,710
MoA Clear Passage 2065 Fund	$87,565,237	-	-	$87,565,237
MoA Clear Passage 2070 Fund	$1,041,820	-	-	$1,041,820
American Century:
American Century Small Cap Growth R6	$5,107,642	-	-	$5,107,642
American Funds Insurance Series:
Bond Fund of America — Class “1”	$6,506,281	-	-	$6,506,281
Managed Risk Growth-Income Fund — Class “1”	$5,855,867	-	-	$5,855,867
New World Fund — Class “1”	$23,375,641	-	-	$23,375,641
Calvert:
Calvert VP SRI Balanced Portfolio — Class “I”	$149,432,474	-	-	$149,432,474
DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value Portfolio	$5,782,081	-	-	$5,782,081
Deutsche DWS Variable Series I:
DWS Capital Growth VIP — Class “A”	$520,089,398	-	-	$520,089,398
Fidelity Investments Variable Insurance Products Funds:
VIP Asset Manager — “Initial” Class	$119,563,970	-	-	$119,563,970
VIP Contrafund — “Initial” Class	$983,335,702	-	-	$983,335,702
VIP Equity-Income — “Initial” Class	$289,732,258	-	-	$289,732,258
VIP Extended Market Index — “Initial” Class	$1,744,562	-	-	$1,744,562
VIP Freedom Income Portfolio — “Initial” Class	$8,192,208	-	-	$8,192,208
VIP Freedom 2020 Portfolio — “Initial” Class	$13,518,337	-	-	$13,518,337
VIP Freedom 2025 Portfolio — “Initial” Class	$20,819,442	-	-	$20,819,442
VIP Freedom 2030 Portfolio — “Initial” Class	$19,832,207	-	-	$19,832,207
VIP Freedom 2035 Portfolio — “Initial” Class	$14,152,411	-	-	$14,152,411
VIP Freedom 2040 Portfolio — “Initial” Class	$11,193,505	-	-	$11,193,505
VIP Freedom 2045 Portfolio — “Initial” Class	$6,617,270	-	-	$6,617,270
VIP Freedom 2050 Portfolio — “Initial” Class	$5,614,209	-	-	$5,614,209
VIP Freedom 2055 Portfolio — “Initial” Class	$1,827,217	-	-	$1,827,217
VIP Freedom 2060 Portfolio — “Initial” Class	$1,276,872	-	-	$1,276,872
VIP Index 500 Portfolio — “Initial” Class	$111,100,946	-	-	$111,100,946
VIP Mid Cap — “Initial” Class	$170,115,670	-	-	$170,115,670
VIP Value Strategies Portfolio — “Initial” Class	$2,956,222	-	-	$2,956,222

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

2. Significant Accounting Policies (continued)

Fund	Level 1- Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund — Class “I”	$30,082,235	-	-	$30,082,235
Goldman Sachs Small Cap Equity Insights Fund— Class “I”	$17,734,448	-	-	$17,734,448
Goldman Sachs U.S. Equity Insights Fund— Class “I”	$22,413,479	-	-	$22,413,479
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund — Series “I” Shares	$65,184,805	-	-	$65,184,805
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund — “Standard” Class	$284,407,572	-	-	$284,407,572
MFS Variable Investment Trust III:
MFS Mid Cap Value Portfolio — “Initial” Class	$8,505,498	-	-	$8,505,498
Neuberger Berman Advisers Management Trust:
Quality Equity Portfolio — Class “I”	$24,032,081	-	-	$24,032,081
Nomura VIP Small Cap Value Series:
Nomura VIP Small Cap Value Series — “Standard” Class	$11,278,432	-	-	$11,278,432
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio — “Institutional” Class	$44,501,325	-	-	$44,501,325
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — “Portfolio” Class	$479,993,783	-	-	$479,993,783
Vanguard Variable Insurance Funds:
Balanced Portfolio	$19,837,974	-	-	$19,837,974
Conservative Allocation Portfolio	$7,062,344	-	-	$7,062,344
Diversified Value Portfolio	$247,538,034	-	-	$247,538,034
International Portfolio	$303,006,270	-	-	$303,006,270
Mid-Cap Index Portfolio	$32,317,863	-	-	$32,317,863
Real Estate Index Portfolio	$48,159,819	-	-	$48,159,819
Small Company Growth Portfolio	$7,788,291	-	-	$7,788,291
Short-Term Investment - Grade Portfolio	$3,959,807	-	-	$3,959,807
Total Bond Market Index Portfolio	$72,447,453	-	-	$72,447,453
Total International Stock Market Index Portfolio	$2,011,843	-	-	$2,011,843

Investment Valuation — Investments are made in shares of MoA Funds Corporation, American Century, American Funds, Calvert, DFA, DWS, Fidelity, Goldman Sachs, Invesco, Lincoln, MFS, Neuberger Berman, Nomura, PIMCO, T. Rowe Price, and Vanguard (“Underlying Funds”), and are fair valued based on the reported closing net asset values of the respective funds or portfolios, which in turn value their investments at fair value.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

2. Significant Accounting Policies (continued)

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Company acts as the Subaccounts’ CODM. Since its inception, each Subaccount has represented a single operating segment, as the CODM monitors the operating results of each Subaccount of Separate Account No. 2 individually and as a whole and each Subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the prospectus of the underlying fund of that Subaccount, based on a defined investment strategy which is executed by the respective underlying fund’s portfolio managers as a team. The financial information in the form of the Subaccount’s investment, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Subaccounts’ performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Subaccount’s comparative benchmarks and to make resource allocation decisions for the Subaccount’s single segment, is consistent with that presented within the Subaccounts’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

3. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share on December 31, 2025, were as follows:

Fund	Number of Shares	Net Asset Value per Share

MoA Funds:
MoA All America Fund	10,528,473	$22.11
MoA Equity Index Fund	16,426,516	$70.02
MoA International Fund	5,966,622	$11.00
MoA Mid Cap Equity Index Fund	17,808,044	$20.10
MoA Mid Cap Value Fund	3,034,777	$16.12
MoA Small Cap Equity Index Fund	2,993,545	$10.58
MoA Small Cap Growth Fund	11,690,252	$14.80
MoA Small Cap Value Fund	8,146,402	$14.08
MoA Balanced Fund	8,180,027	$21.59
MoA Core Bond Fund	10,509,016	$12.51
MoA Intermediate Bond Fund	6,699,706	$9.80
MoA US Government Money Market Fund	140,046,849	$1.00
MoA Aggressive Allocation Fund	16,115,205	$15.71
MoA Conservative Allocation Fund	8,769,045	$11.83
MoA Moderate Allocation Fund	20,743,254	$13.99
MoA Retirement Income Fund	12,739,705	$11.73
MoA Clear Passage 2020 Fund	21,318,967	$10.69
MoA Clear Passage 2025 Fund	45,855,961	$12.53
MoA Clear Passage 2030 Fund	55,681,055	$13.98
MoA Clear Passage 2035 Fund	52,315,007	$14.81
MoA Clear Passage 2040 Fund	45,341,422	$15.29
MoA Clear Passage 2045 Fund	48,842,026	$15.20
MoA Clear Passage 2050 Fund	29,269,255	$19.71
MoA Clear Passage 2055 Fund	21,008,249	$16.14
MoA Clear Passage 2060 Fund	13,984,813	$14.11
MoA Clear Passage 2065 Fund	5,996,972	$14.60
MoA Clear Passage 2070 Fund	89,492	$11.68
American Century:
American Century Small Cap Growth R6	216,675	23.56
American Funds Insurance Series:
Bond Fund of America — Class “1”	683,433	$9.52
Managed Risk Growth-Income Fund — Class “1”	390,401	$15.01
New World Fund — Class “1”	719,724	$32.47
Calvert:
Calvert VP SRI Balanced Portfolio — Class “I”	52,401,725	$2.85
DFA Investment Dimensions Group Inc.
Dimensional VA U.S. Targeted Value Portfolio	259,504	$22.28

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

3. Investments (continued)

Deutsche DWS Variable Series I:
DWS Capital Growth VIP — Class “A”	12,109,664	$42.96
Fidelity Investments Variable Insurance Products Funds:
VIP Asset Manager — “Initial” Class	6,793,577	$17.62
VIP Contrafund — “Initial” Class	16,410,167	$59.89
VIP Equity-Income — “Initial” Class	9,841,762	$29.43
VIP Extended Market Index — “Initial” Class	109,445	$15.94
VIP Freedom Income Portfolio — “Initial” Class	700,753	$11.69
VIP Freedom 2020 Portfolio — “Initial” Class	1,019,449	$13.26
VIP Freedom 2025 Portfolio — “Initial” Class	1,206,997	$17.25
VIP Freedom 2030 Portfolio — “Initial” Class	1,121,879	$17.68
VIP Freedom 2035 Portfolio — “Initial” Class	469,470	$30.16
VIP Freedom 2040 Portfolio — “Initial” Class	376,238	$29.78
VIP Freedom 2045 Portfolio — “Initial” Class	214,952	$30.68
VIP Freedom 2050 Portfolio — “Initial” Class	202,824	$27.68
VIP Freedom 2055 Portfolio — “Initial” Class	117,535	$15.57
VIP Freedom 2060 Portfolio — “Initial” Class	83,898	$15.22
VIP Index 500 Portfolio — “Initial” Class	166,782	$660.13
VIP Mid Cap — “Initial” Class	4,531,837	$37.51
VIP Value Strategies Portfolio — “Initial” Class	185,573	$15.93
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund — Class “I”	29,981,272	$1.00
Goldman Sachs Small Cap Equity Insights Fund — Class “I”	1,240,928	$14.28
Goldman Sachs U.S. Equity Insights Fund — Class “I”	1,028,094	$21.79
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”):
Invesco V.I. Main Street Fund — Series “I” Shares	2,943,093	$22.15
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund — “Standard” Class	18,027,805	$15.76
MFS Variable Investment Trust III:
MFS Mid Cap Value Portfolio — “Initial” Class	840,329	$10.11
Neuberger Berman Advisers Management Trust:
Quality Equity Portfolio — Class “I”	562,109	$42.76
Nomura VIP Small Cap Value Series:
Nomura VIP Small Cap Value Series — “Standard” Class	281,018	40.08
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio — “Institutional” Class	3,718,516	$12.01
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — “Portfolio” Class	7,345,503	$65.33
Vanguard Variable Insurance Funds:
Balanced Portfolio	780,759	$25.41
Conservative Allocation Portfolio	266,923	$26.46
Diversified Value Portfolio	14,161,102	$17.47
International Portfolio	10,591,380	$28.59
Mid-Cap Index Portfolio	1,155,899	$27.96
Real Estate Index Portfolio	4,162,100	$11.57
Small Company Growth Portfolio	408,389	$19.07

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

3. Investments (continued)

Short-Term Investment - Grade Portfolio	371,105	$10.67
Total Bond Market Index Portfolio	6,710,145	$10.80
Total International Stock Market Index Portfolio	74,906	$26.86

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

Fund	Cost of investment purchases	Proceeds from sales of investments

MoA Funds:
MoA All America Fund	$35,091,666	$39,296,712
MoA Equity Index Fund	$134,241,413	$181,656,659
MoA International Fund	$20,853,361	$9,492,803
MoA Mid Cap Equity Index Fund	$39,364,902	$75,788,315
MoA Mid Cap Value Fund	$5,842,889	$10,565,038
MoA Small Cap Equity Index Fund	$4,157,817	$8,719,539
MoA Small Cap Growth Fund	$2,123,768	$33,579,470
MoA Small Cap Value Fund	$5,951,326	$25,464,613
MoA Balanced Fund	$27,306,227	$32,038,786
MoA Core Bond Fund	$10,645,549	$26,639,400
MoA Intermediate Bond Fund	$7,987,563	$13,890,165
MoA US Government Money Market Fund	$41,381,033	$38,347,796
MoA Aggressive Allocation Fund	$27,033,222	$36,392,232
MoA Conservative Allocation Fund	$11,970,649	$17,351,963
MoA Moderate Allocation Fund	$31,648,013	$49,413,834
MoA Retirement Income Fund	$11,301,241	$34,456,080
MoA Clear Passage 2020 Fund	$18,940,203	$68,672,528
MoA Clear Passage 2025 Fund	$60,294,618	$125,550,660
MoA Clear Passage 2030 Fund	$91,408,620	$104,245,527
MoA Clear Passage 2035 Fund	$96,703,303	$82,350,243
MoA Clear Passage 2040 Fund	$77,167,937	$82,088,224
MoA Clear Passage 2045 Fund	$80,820,001	$70,638,802
MoA Clear Passage 2050 Fund	$72,287,618	$65,996,730
MoA Clear Passage 2055 Fund	$51,316,016	$35,821,570
MoA Clear Passage 2060 Fund	$35,176,174	$19,048,983
MoA Clear Passage 2065 Fund	$26,177,767	$6,682,900
MoA Clear Passage 2070 Fund	$1,021,211	$8,382
American Century:
American Century Small Cap Growth R6	$6,060,205	$1,011,005
American Funds:
The Bond Fund of America	$1,505,190	$1,752,311
Managed Risk Growth-Income Fund	$1,475,215	$1,144,773
New World Fund	$5,305,842	$4,009,904
Calvert:
Calvert VP SRI Balanced Portfolio	$12,849,763	$26,076,993

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

3. Investments (continued)

DFA:
Dimensional VA U.S. Targeted Value Portfolio	$708,649	$1,269,132
DWS:
DWS Capital Growth VIP	$65,762,493	$92,607,354
Fidelity:
VIP Asset Manager 50% Portfolio	$11,286,536	$18,414,203
VIP Contrafund Portfolio	$156,104,701	$153,605,424
VIP Equity-Income Portfolio	$27,219,709	$42,960,264
VIP Extended Market Index Portfolio	$366,779	$317,984
VIP Freedom Income Portfolio	$533,354	$997,640
VIP Freedom 2020 Portfolio	$1,407,408	$1,261,997
VIP Freedom 2025 Portfolio	$2,923,328	$4,542,661
VIP Freedom 2030 Portfolio	$3,812,184	$4,920,692
VIP Freedom 2035 Portfolio	$3,611,598	$2,707,293
VIP Freedom 2040 Portfolio	$1,872,677	$1,608,471
VIP Freedom 2045 Portfolio	$1,571,480	$1,682,462
VIP Freedom 2050 Portfolio	$1,105,057	$783,821
VIP Freedom 2055 Portfolio	$470,730	$255,702
VIP Freedom 2060 Portfolio	$211,711	$166,332
VIP Index 500 Portfolio	$10,383,497	$16,676,007
VIP Mid Cap Portfolio	$21,030,554	$30,216,010
VIP Value Strategies Portfolio	$302,217	$405,292
Goldman Sachs:
Goldman Sachs Government Money Market Fund	$6,756,592	$14,436,213
Goldman Sachs Small Cap Equity Insights Fund	$6,482,626	$4,521,312
Goldman Sachs U.S. Equity Insights Fund	$7,467,984	$5,138,372
Invesco:
Invesco V.I. Main Street Fund	$5,525,484	$12,008,882
Lincoln:
LVIP American Century Capital Appreciation Fund	$50,974,137	$54,647,552
MFS:
MFS Mid Cap Value Portfolio	$2,393,393	$3,906,909
Neuberger Berman:
Quality Equity Portfolio	$7,866,629	$6,277,877
Nomura:
Nomura VIP Small Cap Value Series	$1,889,676	$4,202,518
PIMCO:
PIMCO Real Return Portfolio	$14,747,599	$11,149,633
T. Rowe Price:
T. Rowe Price Blue Chip Growth Portfolio	$49,701,839	$87,370,028
Vanguard:
Balanced Portfolio	$2,864,144	$3,152,246
Conservative Allocation Portfolio	$768,636	$1,007,818
Diversified Value Portfolio	$26,766,085	$47,106,922
International Portfolio	$24,136,745	$49,454,189
Mid-Cap Index Portfolio	$2,807,664	$9,947,054

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

3. Investments (continued)

Real Estate Index Portfolio	$4,783,911	$8,740,543
Small Company Growth Portfolio	$1,080,471	$1,642,574
Short-Term Investment - Grade Portfolio	$1,529,293	$1,063,269
Total Bond Market Index Portfolio	$17,352,698	$10,503,305
Total International Stock Market Index Portfolio	$3,585,939	$3,183,434

4. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .70% for Standard Units; at an annual rate of 1.40% for Inactive Units; and at an annual rate of .50% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

The Administrative Charge for the American Funds Managed Risk Growth-Income Fund, Fidelity VIP Freedom 2030, 2035, 2040, 2045, 2050, 2055, and 2060 Portfolios have been reduced by amounts equal to the difference between its predecessor and its replacement fund as part of the November 3, 2023 substitution, until November 3, 2025.

Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; at an annual rate of .35% for Inactive Units; and at an annual rate of .50% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units, Inactive Units and Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Total assets in Separate Accounts plans are combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

4. Expenses (continued)

the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:

Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million

The Separate Account charges for a Contract funding an Inactive Plan are 1.95%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contract holder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Administrative charges, distribution expense charges, and expense risk fee are included in “Expenses” in the Statement of Operations.

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.

Annual Separate Account expenses are summarized, as follows:

	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans

Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.70%	.05%	.10%	.15%	.20%	.40%	1.40%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%

Total Separate Account Annual Expenses	1.45%	.25%	.35%	.45%	.60%	.95%	1.95%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

4. Expenses (continued)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units, after May 1, 2024 are summarized, as follows:

Traditional IRA, Roth IRA, Inherited IRA and FPA Standard

Separate Account Annual Expenses

(as a percentage of net assets)

Expense Risk Fee	.20%
Administrative Charges	.50%
Distribution Expense Charges	.50%

Total Separate Account Annual Expenses	1.20%

The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.

National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

4. Expenses (continued)

on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses

Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%

A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.

5. Financial Highlights

Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.

Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.

The following schedule shows the range of the lowest and highest expense ratio and the related unit values and total returns for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net assets disclosed in the table below represent amounts in accumulation for the Subaccount.

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest

MoA All America Fund	2025	5,396	$39.329	-	$47.903	$232,785	0.25%	-	1.95%	0.78%	9.80%	-	11.68%
	2024	6,222	$35.819	-	$42.893	$244,906	0.25%	-	1.95%	0.94%	16.80%	-	18.82%
	2023	7,077	$30.666	-	$36.100	$236,657	0.25%	-	1.95%	1.12%	18.28%	-	20.03%
	2022	7,909	$25.927	-	$30.075	$221,305	0.25%	-	1.65%	1.04%	-19.04%	-	-17.90%
	2021	8,546	$32.025	-	$36.634	$293,155	0.25%	-	1.65%	0.74%	24.99%	-	26.75%

MoA Equity Index Fund	2025	57,517	$17.727	-	$21.591	$1,150,086	0.25%	-	1.95%	1.15%	15.41%	-	17.39%
	2024	65,998	$15.360	-	$18.392	$1,140,104	0.25%	-	1.95%	1.28%	22.41%	-	24.51%
	2023	73,101	$12.548	-	$14.771	$1,019,387	0.25%	-	1.95%	1.52%	23.97%	-	25.80%
	2022	78,430	$10.122	-	$11.741	$872,098	0.25%	-	1.65%	1.44%	-19.58%	-	-18.45%
	2021	80,981	$12.588	-	$14.398	$1,109,614	0.25%	-	1.65%	1.21%	26.42%	-	28.20%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest

MoA International Fund	2025	33,084	$1.736	-	$2.095	$65,633	0.25%	-	1.95%	4.37%	34.47%	-	36.84%
	2024	27,326	$1.291	-	$1.531	$40,187	0.25%	-	1.95%	3.79%	3.20%	-	4.93%
	2023	27,312	$1.251	-	$1.459	$38,365	0.25%	-	1.95%	5.48%	17.51%	-	19.25%
	2022	25,684	$1.065	-	$1.224	$30,288	0.25%	-	1.65%	2.77%	-12.54%	-	-11.31%
	2021	23,217	$1.217	-	$1.380	$31,011	0.25%	-	1.65%	1.63%	8.57%	-	10.10%

MoA Mid Cap Equity Index Fund	2025	39,465	$8.084	-	$9.846	$357,937	0.25%	-	1.95%	1.30%	5.21%	-	7.01%
	2024	47,415	$7.684	-	$9.201	$408,639	0.25%	-	1.95%	1.48%	11.56%	-	13.48%
	2023	55,680	$6.888	-	$8.108	$425,603	0.25%	-	1.95%	1.39%	14.27%	-	15.96%
	2022	62,157	$6.028	-	$6.992	$411,528	0.25%	-	1.65%	1.41%	-14.68%	-	-13.48%
	2021	65,798	$7.065	-	$8.081	$506,144	0.25%	-	1.65%	1.11%	22.57%	-	24.30%

MoA Mid Cap Value Fund	2025	13,631	$3.173	-	$3.865	$48,921	0.25%	-	1.95%	1.08%	0.51%	-	2.22%
	2024	15,838	$3.157	-	$3.781	$56,427	0.25%	-	1.95%	1.36%	8.64%	-	10.52%
	2023	19,069	$2.906	-	$3.421	$61,861	0.25%	-	1.95%	1.21%	5.13%	-	6.69%
	2022	22,966	$2.764	-	$3.207	$70,020	0.25%	-	1.65%	1.67%	-12.13%	-	-10.89%
	2021	22,824	$3.146	-	$3.598	$78,400	0.25%	-	1.65%	0.80%	32.15%	-	34.01%

MoA Small Cap Equity Index Fund	2025	2,087	$13.972	-	$15.625	$31,672	0.25%	-	1.95%	1.43%	3.77%	-	5.54%
	2024	2,505	$13.465	-	$14.805	$36,201	0.25%	-	1.95%	1.63%	6.43%	-	8.28%
	2023	2,524	$12.651	-	$13.673	$33,825	0.25%	-	1.95%	1.61%	13.89%	-	15.58%
	2022	2,588	$11.108	-	$11.830	$30,067	0.25%	-	1.65%	1.14%	-17.67%	-	-16.52%
	2021	2,701	$13.492	-	$14.171	$37,758	0.25%	-	1.65%	1.29%	24.49%	-	26.24%

MoA Small Cap Growth Fund	2025	41,292	$3.748	-	$4.566	$173,016	0.25%	-	1.95%	—%	6.36%	-	8.17%
	2024	48,804	$3.524	-	$4.221	$192,333	0.25%	-	1.95%	—%	7.77%	-	9.66%
	2023	57,270	$3.270	-	$3.849	$207,279	0.25%	-	1.95%	—%	13.66%	-	15.34%
	2022	63,075	$2.877	-	$3.337	$198,669	0.25%	-	1.65%	—%	-29.50%	-	-28.50%
	2021	67,367	$4.080	-	$4.668	$298,345	0.25%	-	1.65%	0.03%	8.51%	-	10.04%

MoA Small Cap Value Fund	2025	33,575	$3.069	-	$3.738	$114,701	0.25%	-	1.95%	1.18%	0.03%	-	1.74%
	2024	40,420	$3.068	-	$3.674	$138,227	0.25%	-	1.95%	1.18%	9.14%	-	11.00%
	2023	47,628	$2.811	-	$3.310	$147,918	0.25%	-	1.95%	1.57%	7.72%	-	9.31%
	2022	54,551	$2.610	-	$3.028	$155,783	0.25%	-	1.65%	1.15%	-11.29%	-	-10.04%
	2021	57,431	$2.942	-	$3.366	$183,321	0.25%	-	1.65%	0.60%	30.12%	-	31.96%

MoA Balanced Fund	2025	8,186	$19.374	-	$23.596	$176,585	0.25%	-	1.95%	2.57%	16.53%	-	18.53%
	2024	9,233	$16.626	-	$19.908	$170,530	0.25%	-	1.95%	2.09%	15.27%	-	17.26%
	2023	10,193	$14.423	-	$16.977	$161,528	0.25%	-	1.95%	2.11%	13.11%	-	14.79%
	2022	11,209	$12.751	-	$14.790	$155,416	0.25%	-	1.65%	1.87%	-13.42%	-	-12.20%
	2021	11,897	$14.727	-	$16.845	$188,801	0.25%	-	1.65%	1.57%	14.52%	-	16.14%

MoA Core Bond Fund	2025	18,643	$6.208	-	$7.561	$131,456	0.25%	-	1.95%	3.28%	5.51%	-	7.31%
	2024	21,480	$5.884	-	$7.046	$143,098	0.25%	-	1.95%	3.83%	-0.79%	-	0.92%
	2023	24,400	$5.931	-	$6.982	$161,789	0.25%	-	1.95%	2.93%	3.23%	-	4.76%
	2022	26,682	$5.745	-	$6.665	$169,657	0.25%	-	1.65%	2.21%	-14.15%	-	-12.95%
	2021	28,723	$6.693	-	$7.656	$210,823	0.25%	-	1.65%	1.83%	-4.11%	-	-2.76%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest

MoA Intermediate Bond Fund	2025	23,824	$2.431	-	$2.961	$65,636	0.25%	-	1.95%	3.79%	4.60%	-	6.40%
	2024	26,514	$2.324	-	$2.783	$69,744	0.25%	-	1.95%	3.67%	0.78%	-	2.50%
	2023	29,854	$2.306	-	$2.715	$76,939	0.25%	-	1.95%	2.29%	2.84%	-	4.36%
	2022	32,056	$2.242	-	$2.601	$79,588	0.25%	-	1.65%	1.41%	-9.17%	-	-7.89%
	2021	33,335	$2.469	-	$2.824	$90,162	0.25%	-	1.65%	1.30%	-3.62%	-	-2.26%

MoA US Government Money Market Fund	2025	50,661	$2.445	-	$2.979	$140,049	0.25%	-	1.95%	4.09%	2.13%	-	3.91%
	2024	51,013	$2.394	-	$2.867	$136,986	0.25%	-	1.95%	5.02%	3.06%	-	4.86%
	2023	44,356	$2.323	-	$2.734	$114,519	0.25%	-	1.95%	4.73%	3.20%	-	4.73%
	2022	25,361	$2.251	-	$2.611	$63,016	0.25%	-	1.65%	1.42%	-0.34%	-	1.06%
	2021	19,652	$2.258	-	$2.584	$48,530	0.25%	-	1.65%	—%	-1.80%	-	-0.42%

MoA Aggressive Allocation Fund	2025	43,176	$5.159	-	$6.283	$253,170	0.25%	-	1.95%	2.19%	13.91%	-	15.86%
	2024	48,764	$4.529	-	$5.423	$250,355	0.25%	-	1.95%	2.40%	11.03%	-	12.96%
	2023	55,396	$4.079	-	$4.801	$252,977	0.25%	-	1.95%	2.27%	15.51%	-	17.22%
	2022	59,336	$3.531	-	$4.096	$231,869	0.25%	-	1.65%	1.79%	-16.67%	-	-15.50%
	2021	61,315	$4.238	-	$4.847	$284,881	0.25%	-	1.65%	1.91%	16.34%	-	17.98%

MoA Conservative Allocation Fund	2025	35,820	$2.542	-	$3.096	$103,738	0.25%	-	1.95%	3.00%	8.91%	-	10.77%
	2024	39,881	$2.334	-	$2.795	$105,365	0.25%	-	1.95%	3.02%	5.99%	-	7.83%
	2023	44,023	$2.202	-	$2.592	$108,118	0.25%	-	1.95%	2.29%	9.33%	-	10.95%
	2022	49,787	$2.014	-	$2.336	$110,642	0.25%	-	1.65%	1.61%	-13.87%	-	-12.66%
	2021	53,839	$2.338	-	$2.675	$137,749	0.25%	-	1.65%	1.52%	6.05%	-	7.55%

MoA Moderate Allocation Fund	2025	64,092	$3.974	-	$4.840	$290,198	0.25%	-	1.95%	2.67%	13.19%	-	15.13%
	2024	73,930	$3.511	-	$4.204	$294,841	0.25%	-	1.95%	2.72%	9.11%	-	10.98%
	2023	82,999	$3.218	-	$3.788	$299,302	0.25%	-	1.95%	2.29%	13.37%	-	15.05%
	2022	91,773	$2.839	-	$3.292	$288,523	0.25%	-	1.65%	1.72%	-15.31%	-	-14.12%
	2021	96,777	$3.352	-	$3.834	$355,568	0.25%	-	1.65%	1.73%	12.33%	-	13.91%

MoA Retirement Income Fund	2025	68,882	$1.902	-	$2.295	$149,445	0.25%	-	1.95%	3.63%	8.38%	-	10.23%
	2024	46,884	$1.755	-	$2.082	$93,440	0.25%	-	1.95%	3.56%	5.15%	-	6.93%
	2023	51,648	$1.669	-	$1.947	$96,641	0.25%	-	1.95%	2.36%	8.03%	-	9.64%
	2022	60,676	$1.545	-	$1.776	$103,709	0.25%	-	1.65%	1.55%	-12.50%	-	-11.27%
	2021	63,060	$1.766	-	$2.001	$121,931	0.25%	-	1.65%	1.33%	3.95%	-	5.42%

MoA Clear Passage 2020 Fund	2025	91,931	$2.173	-	$2.622	$227,908	0.25%	-	1.95%	2.81%	9.03%	-	10.91%
	2024	118,755	$1.993	-	$2.364	$268,519	0.25%	-	1.95%	2.99%	6.01%	-	7.85%
	2023	139,576	$1.880	-	$2.192	$293,750	0.25%	-	1.95%	2.47%	9.93%	-	11.56%
	2022	164,486	$1.710	-	$1.965	$311,223	0.25%	-	1.65%	1.65%	-14.48%	-	-13.28%
	2021	183,660	$2.000	-	$2.266	$402,579	0.25%	-	1.65%	1.60%	8.01%	-	9.53%

MoA Clear Passage 2025 Fund	2025	202,051	$2.473	-	$2.984	$574,575	0.25%	-	1.95%	2.73%	10.65%	-	12.52%
	2024	241,457	$2.235	-	$2.652	$615,411	0.25%	-	1.95%	2.84%	7.56%	-	9.45%
	2023	272,367	$2.078	-	$2.423	$635,796	0.25%	-	1.95%	2.49%	11.66%	-	13.31%
	2022	296,488	$1.861	-	$2.138	$612,175	0.25%	-	1.65%	1.70%	-14.97%	-	-13.77%
	2021	303,485	$2.188	-	$2.480	$729,685	0.25%	-	1.65%	1.69%	10.13%	-	11.68%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest

MoA Clear Passage 2030 Fund	2025	241,935	$2.794	-	$3.372	$778,411	0.25%	-	1.95%	2.56%	11.63%	-	13.57%
	2024	264,426	$2.503	-	$2.969	$755,763	0.25%	-	1.95%	2.67%	9.02%	-	10.87%
	2023	280,898	$2.296	-	$2.678	$725,840	0.25%	-	1.95%	2.46%	13.29%	-	14.97%
	2022	283,561	$2.027	-	$2.329	$638,818	0.25%	-	1.65%	1.70%	-15.54%	-	-14.36%
	2021	278,623	$2.399	-	$2.719	$735,823	0.25%	-	1.65%	1.75%	13.40%	-	15.00%

MoA Clear Passage 2035 Fund	2025	222,191	$3.025	-	$3.651	$774,788	0.25%	-	1.95%	2.39%	13.08%	-	15.06%
	2024	236,102	$2.675	-	$3.173	$721,666	0.25%	-	1.95%	2.51%	10.86%	-	12.76%
	2023	243,397	$2.413	-	$2.814	$660,884	0.25%	-	1.95%	2.45%	15.26%	-	16.97%
	2022	239,522	$2.094	-	$2.406	$557,163	0.25%	-	1.65%	1.73%	-16.59%	-	-15.41%
	2021	230,107	$2.510	-	$2.844	$635,605	0.25%	-	1.65%	1.90%	15.91%	-	17.55%

MoA Clear Passage 2040 Fund	2025	187,134	$3.214	-	$3.878	$693,273	0.25%	-	1.95%	2.23%	14.70%	-	16.67%
	2024	202,989	$2.802	-	$3.324	$649,215	0.25%	-	1.95%	2.42%	12.12%	-	14.07%
	2023	205,051	$2.499	-	$2.914	$575,854	0.25%	-	1.95%	2.42%	16.84%	-	18.58%
	2022	200,265	$2.139	-	$2.458	$475,357	0.25%	-	1.65%	1.74%	-16.75%	-	-15.58%
	2021	191,116	$2.569	-	$2.911	$539,759	0.25%	-	1.65%	1.91%	17.93%	-	19.59%

MoA Clear Passage 2045 Fund	2025	198,570	$3.248	-	$3.919	$742,402	0.25%	-	1.95%	2.14%	15.42%	-	17.41%
	2024	211,259	$2.814	-	$3.338	$678,190	0.25%	-	1.95%	2.33%	12.65%	-	14.59%
	2023	217,737	$2.498	-	$2.913	$611,014	0.25%	-	1.95%	2.40%	17.60%	-	19.34%
	2022	216,690	$2.124	-	$2.441	$510,605	0.25%	-	1.65%	1.73%	-16.96%	-	-15.80%
	2021	208,538	$2.558	-	$2.899	$586,225	0.25%	-	1.65%	1.91%	18.60%	-	20.27%

MoA Clear Passage 2050 Fund	2025	159,280	$3.197	-	$3.762	$576,900	0.25%	-	1.95%	2.02%	15.54%	-	17.53%
	2024	170,731	$2.767	-	$3.201	$530,025	0.25%	-	1.95%	2.27%	13.17%	-	15.10%
	2023	173,669	$2.445	-	$2.781	$469,027	0.25%	-	1.95%	2.38%	17.89%	-	19.64%
	2022	168,749	$2.074	-	$2.324	$381,806	0.25%	-	1.65%	1.72%	-17.03%	-	-15.87%
	2021	157,835	$2.500	-	$2.763	$426,367	0.25%	-	1.65%	1.99%	18.85%	-	20.52%

MoA Clear Passage 2055 Fund	2025	134,892	$2.270	-	$2.590	$339,076	0.25%	-	1.95%	2.00%	15.99%	-	17.94%
	2024	137,978	$1.957	-	$2.196	$295,687	0.25%	-	1.95%	2.25%	13.38%	-	15.40%
	2023	132,788	$1.726	-	$1.903	$247,094	0.25%	-	1.95%	2.40%	17.94%	-	19.69%
	2022	120,384	$1.463	-	$1.590	$187,636	0.25%	-	1.65%	1.73%	-17.14%	-	-15.98%
	2021	101,489	$1.766	-	$1.892	$188,984	0.25%	-	1.65%	2.02%	19.13%	-	20.80%

MoA Clear Passage 2060 Fund	2025	9,593	$18.832	-	$21.061	$197,328	0.25%	-	1.95%	1.98%	16.16%	-	18.15%
	2024	9,301	$16.212	-	$17.825	$162,636	0.25%	-	1.95%	2.26%	13.49%	-	15.45%
	2023	8,310	$14.285	-	$15.440	$126,131	0.25%	-	1.95%	2.42%	18.14%	-	19.89%
	2022	6,693	$12.092	-	$12.879	$84,901	0.25%	-	1.65%	1.71%	-17.10%	-	-15.93%
	2021	4,917	$14.586	-	$15.320	$74,461	0.25%	-	1.65%	2.18%	19.61%	-	21.30%

MoA Clear Passage 2065 Fund	2025	4,496	$18.229	-	$19.799	$87,559	0.25%	-	1.95%	1.99%	15.89%	-	17.87%
	2024	3,668	$15.730	-	$16.797	$60,814	0.25%	-	1.95%	2.42%	13.75%	-	15.72%
	2023	2,545	$13.828	-	$14.515	$36,532	0.25%	-	1.95%	2.64%	18.45%	-	20.20%
	2022	1,535	$11.674	-	$12.075	$18,375	0.25%	-	1.65%	2.03%	-16.91%	-	-15.75%
	2021	649	$14.050	-	$14.332	$9,258	0.25%	-	1.65%	2.85%	19.73%	-	21.42%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest				Investment Income Ratios (b)		Total Returns (c)(d), Lowest to Highest

MoA Clear Passage 2070 Fund	2025	93	$11.177	-	$11.297	$1,045	0.25%	-	1.95%	(d)(4)	10.83%	(e)(4)	11.77%	-	12.97%	(e)(4)

American Century Small Cap Growth R6	2025	462	$10.954	-	$11.072	$5,105	0.25%	-	1.95%	(d)(3)	—%	(e)(3)	7.26%	-	8.31%	(e)(3)

American Funds The Bond Fund of America	2025	573	$11.345	-	$11.345	$6,506	1.20%	-	1.20%		4.51%		6.12%	-	6.12%
	2024	618	$10.691	-	$10.691	$6,602	1.20%	-	1.20%	(m)	4.48%		0.38%	-	0.38%
	2023	571	$10.650	-	$10.650	$6,079	0.90%	-	0.90%	(d)(2)	3.03%	(e)(2)	5.79%	-	5.79%	(e)(2)

American Funds Managed Risk Growth-Income Fund	2025	413	$14.193	-	$14.193	$5,860	1.20%	-	1.20%		2.29%		10.28%	-	10.28%
	2024	411	$12.870	-	$12.870	$5,296	1.20%	-	1.20%	(m)	1.70%		16.91%	-	16.91%
	2023	445	$11.008	-	$11.008	$4,896	0.90%	-	0.90%	(d)(2)	0.24%	(e)(2)	9.01%	-	9.01%	(e)(2)

American Funds New World Fund	2025	451	$46.575	-	$54.417	$23,369	0.25%	-	1.95%		1.51%		26.12%	-	28.28%
	2024	444	$36.929	-	$42.419	$18,082	0.25%	-	1.95%		1.61%		4.78%	-	6.59%
	2023	481	$35.244	-	$39.798	$18,449	0.25%	-	1.95%		1.71%		14.24%	-	15.93%
	2022	480	$30.852	-	$34.329	$15,963	0.25%	-	1.65%		1.59%		-23.13%	-	-22.05%
	2021	459	$40.138	-	$44.042	$19,644	0.25%	-	1.65%		1.12%		3.44%	-	4.90%

Calvert VP SRI Balanced Portfolio	2025	12,596	$10.584	-	$12.890	$149,345	0.25%	-	1.95%		1.57%		9.32%	-	11.20%
	2024	14,493	$9.682	-	$11.592	$156,544	0.25%	-	1.95%		1.70%		17.30%	-	19.31%
	2023	16,131	$8.254	-	$9.716	$146,976	0.25%	-	1.95%		1.59%		14.83%	-	16.53%
	2022	17,423	$7.188	-	$8.338	$136,753	0.25%	-	1.65%		1.20%		-16.79%	-	-15.62%
	2021	18,189	$8.639	-	$9.882	$170,301	0.25%	-	1.65%		1.19%		13.23%	-	14.83%

Dimensional VA U.S. Targeted Value Portfolio	2025	436	$13.246	-	$13.246	$5,782	1.20%	-	1.20%		1.70%		7.64%	-	7.64%
	2024	523	$12.306	-	$12.306	$6,433	1.20%	-	1.20%	(m)	1.37%		6.95%	-	6.95%
	2023	560	$11.506	-	$11.506	$6,440	0.90%	-	0.90%	(d)(2)	1.51%	(e)(2)	14.62%	-	14.62%	(e)(2)

DWS Capital Growth VIP	2025	1,915	$245.910	-	$299.500	$520,231	0.25%	-	1.95%		0.05%		10.35%	-	12.25%
	2024	2,221	$222.837	-	$266.824	$547,303	0.25%	-	1.95%	(f)	0.19%		24.16%	-	26.30%
	2023	2,502	$179.477	-	$211.264	$491,971	0.25%	-	1.95%	(f)	0.07%		36.21%	-	38.23%
	2022	2,616	$131.764	-	$152.835	$373,864	0.25%	-	1.65%	(f)	0.09%		-31.87%	-	-30.91%
	2021	2,902	$193.395	-	$221.212	$603,704	0.25%	-	1.65%	(f)	0.21%		20.77%	-	22.47%

Fidelity VIP Asset Manager 50% Portfolio	2025	1,431	$74.177	-	$90.344	$119,703	0.25%	-	1.95%		2.44%		12.76%	-	14.70%
	2024	1,603	$65.781	-	$78.768	$118,763	0.25%	-	1.95%	(f)	2.31%		6.43%	-	8.26%
	2023	1,846	$61.809	-	$72.757	$127,092	0.15%	-	1.85%	(f)	2.30%		11.13%	-	12.77%
	2022	2,029	$55.619	-	$64.515	$124,313	0.15%	-	1.55%	(f)	2.07%		-16.24%	-	-15.06%
	2021	2,088	$66.404	-	$75.956	$151,468	0.15%	-	1.55%	(f)	1.62%		8.23%	-	9.75%

Fidelity VIP Contrafund Portfolio	2025	3,309	$267.084	-	$325.319	$982,805	0.25%	-	1.95%		0.14%		19.14%	-	21.18%
	2024	3,799	$224.186	-	$268.466	$947,288	0.25%	-	1.95%	(f)	0.19%		31.24%	-	33.50%
	2023	4,277	$170.824	-	$201.097	$804,564	0.15%	-	1.85%	(f)	0.48%		31.31%	-	33.25%
	2022	4,749	$130.096	-	$150.916	$673,710	0.15%	-	1.55%	(f)	0.49%		-27.44%	-	-26.42%
	2021	5,140	$179.302	-	$205.112	$997,802	0.15%	-	1.55%	(f)	0.06%		25.87%	-	27.64%

Fidelity VIP Equity-Income Portfolio	2025	1,653	$156.262	-	$190.323	$289,643	0.25%	-	1.95%		1.75%		16.72%	-	18.72%
	2024	1,846	$133.876	-	$160.309	$276,500	0.25%	-	1.95%	(f)	1.73%		13.15%	-	15.10%
	2023	2,062	$118.321	-	$139.282	$270,188	0.15%	-	1.85%	(f)	1.85%		8.87%	-	10.48%
	2022	2,312	$108.682	-	$126.067	$275,430	0.15%	-	1.55%	(f)	1.91%		-6.42%	-	-5.10%
	2021	2,331	$116.133	-	$132.842	$294,201	0.15%	-	1.55%	(f)	1.91%		22.97%	-	24.71%

VIP Extended Market Index Portfolio	2025	125	$13.959	-	$13.959	$1,745	1.20%	-	1.20%		1.23%		10.98%	-	10.98%
	2024	121	$12.578	-	$12.578	$1,526	1.20%	-	1.20%	(k)(m)	1.16%		11.07%	-	11.07%
	2023	223	$11.324	-	$11.324	$2,529	0.80%	-	0.80%	(d)(k)(2)	1.71%	(e)(2)	14.82%	-	14.82%	(e)(2)

Fidelity VIP Freedom Income Portfolio	2025	690	$11.875	-	$11.875	$8,192	1.20%	-	1.20%		3.24%		8.33%	-	8.33%
	2024	745	$10.962	-	$10.962	$8,162	1.20%	-	1.20%	(k)(m)	3.58%		3.30%	-	3.30%
	2023	814	$10.612	-	$10.612	$8,641	0.80%	-	0.80%	(d)(k)(2)	2.82%	(e)(2)	5.41%	-	5.41%	(e)(2)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest				Investment Income Ratios (b)		Total Returns (c)(d), Lowest to Highest

Fidelity VIP Freedom 2020 Portfolio	2025	1,045	$12.934	-	$12.934	$13,518	1.20%	-	1.20%		2.78%		11.97%	-	11.97%
	2024	1,108	$11.551	-	$11.551	$12,804	1.20%	-	1.20%	(k)(m)	2.82%		6.53%	-	6.53%
	2023	1,252	$10.843	-	$10.843	$13,579	0.80%	-	0.80%	(d)(k)(2)	2.03%	(e)(2)	7.52%	-	7.52%	(e)(2)

Fidelity VIP Freedom 2025 Portfolio	2025	1,572	$13.243	-	$13.243	$20,821	1.20%	-	1.20%		2.49%		13.22%	-	13.22%
	2024	1,790	$11.697	-	$11.697	$20,934	1.20%	-	1.20%	(k)(m)	2.46%		7.28%	-	7.28%
	2023	2,027	$10.903	-	$10.903	$22,096	0.80%	-	0.80%	(d)(k)(2)	1.82%	(e)(2)	8.21%	-	8.21%	(e)(2)

Fidelity VIP Freedom 2030 Portfolio	2025	1,467	$13.518	-	$13.518	$19,835	1.20%	-	1.20%		2.32%		14.15%	-	14.15%
	2024	1,641	$11.842	-	$11.842	$19,432	1.20%	-	1.20%	(k)(m)	2.35%		8.22%	-	8.22%
	2023	1,514	$10.943	-	$10.943	$16,565	0.80%	-	0.80%	(d)(k)(2)	1.82%	(e)(2)	8.61%	-	8.61%	(e)(2)

Fidelity VIP Freedom 2035 Portfolio	2025	1,013	$13.972	-	$13.972	$14,159	1.20%	-	1.20%		2.16%		15.40%	-	15.40%
	2024	1,007	$12.107	-	$12.107	$12,192	1.20%	-	1.20%	(k)(m)	1.96%		9.92%	-	9.92%
	2023	946	$11.014	-	$11.014	$10,423	0.80%	-	0.80%	(d)(k)(2)	1.63%	(e)(2)	9.31%	-	9.31%	(e)(2)

Fidelity VIP Freedom 2040 Portfolio	2025	767	$14.599	-	$14.599	$11,204	1.20%	-	1.20%		1.78%		17.55%	-	17.55%
	2024	806	$12.419	-	$12.419	$10,016	1.20%	-	1.20%	(k)(m)	1.49%		12.04%	-	12.04%
	2023	737	$11.084	-	$11.084	$8,166	0.80%	-	0.80%	(d)(k)(2)	1.36%	(e)(2)	9.90%	-	9.90%	(e)(2)

Fidelity VIP Freedom 2045 Portfolio	2025	444	$14.850	-	$14.850	$6,595	1.20%	-	1.20%		1.57%		18.58%	-	18.58%
	2024	488	$12.523	-	$12.523	$6,111	1.20%	-	1.20%	(k)(m)	1.32%		12.78%	-	12.78%
	2023	479	$11.104	-	$11.104	$5,314	0.80%	-	0.80%	(d)(k)(2)	1.25%	(e)(2)	10.11%	-	10.11%	(e)(2)

Fidelity VIP Freedom 2050 Portfolio	2025	378	$14.854	-	$14.854	$5,614	1.20%	-	1.20%		1.50%		18.55%	-	18.55%
	2024	381	$12.530	-	$12.530	$4,778	1.20%	-	1.20%	(k)(m)	1.35%		12.79%	-	12.79%
	2023	380	$11.109	-	$11.109	$4,218	0.80%	-	0.80%	(d)(k)(2)	1.12%	(e)(2)	10.16%	-	10.16%	(e)(2)

Fidelity VIP Freedom 2055 Portfolio	2025	123	$14.855	-	$14.855	$1,830	1.20%	-	1.20%		1.58%		18.61%	-	18.61%
	2024	117	$12.524	-	$12.524	$1,461	1.20%	-	1.20%	(k)(m)	1.22%		12.76%	-	12.76%
	2023	121	$11.107	-	$11.107	$1,341	0.80%	-	0.80%	(d)(k)(2)	1.32%	(e)(2)	10.11%	-	10.11%	(e)(2)

Fidelity VIP Freedom 2060 Portfolio	2025	86	$14.855	-	$14.855	$1,277	1.20%	-	1.20%		1.50%		18.59%	-	18.59%
	2024	89	$12.526	-	$12.526	$1,120	1.20%	-	1.20%	(k)(m)	1.27%		12.84%	-	12.84%
	2023	84	$11.101	-	$11.101	$931	0.80%	-	0.80%	(d)(k)(2)	1.31%	(e)(2)	10.13%	-	10.13%	(e)(2)

Fidelity VIP Index 500 Portfolio	2025	6,874	$16.016	-	$16.016	$110,098	1.20%	-	1.20%		1.17%		16.37%	-	16.37%
	2024	7,340	$13.763	-	$13.763	$101,016	1.20%	-	1.20%	(k)(m)	1.29%		23.53%	-	23.53%
	2023	7,885	$11.141	-	$11.141	$87,848	0.80%	-	0.80%	(d)(k)(2)	1.14%	(e)(2)	9.60%	-	9.60%	(e)(2)

Fidelity VIP Mid Cap Portfolio	2025	968	$155.076	-	$188.891	$169,989	0.25%	-	1.95%		0.41%		9.59%	-	11.47%
	2024	1,129	$141.500	-	$169.449	$180,441	0.25%	-	1.95%	(f)	0.52%		15.25%	-	17.24%
	2023	1,288	$122.776	-	$144.535	$176,409	0.15%	-	1.85%	(f)	0.58%		13.23%	-	14.90%
	2022	1,431	$108.435	-	$125.788	$171,124	0.15%	-	1.55%	(f)	0.49%		-16.05%	-	-14.87%
	2021	1,511	$129.167	-	$147.762	$213,306	0.15%	-	1.55%	(f)	0.62%		23.67%	-	25.41%

VIP Value Strategies Portfolio	2025	229	$12.902	-	$12.902	$2,956	1.20%	-	1.20%		1.10%		6.70%	-	6.70%
	2024	248	$12.092	-	$12.092	$2,994	1.20%	-	1.20%	(k)(m)	1.01%		8.20%	-	8.20%
	2023	302	$11.176	-	$11.176	$3,372	0.80%	-	0.80%	(d)(k)(2)	1.12%	(e)(2)	12.00%	-	12.00%	(e)(2)

Goldman Sachs Government Money Market Fund	2025	2,768	$10.833	-	$10.833	$29,984	1.20%	-	1.20%		4.02%		2.96%	-	2.96%
	2024	3,580	$10.522	-	$10.522	$37,668	1.20%	-	1.20%	(m)	5.04%		4.02%	-	4.02%
	2023	5,419	$10.115	-	$10.115	$54,809	0.90%	-	0.90%	(d)(2)	0.78%	(e)(2)	0.67%	-	0.67%	(e)(2)

Goldman Sachs Small Cap Equity Insights Fund	2025	966	$17.121	-	$18.882	$17,720	0.25%	-	1.95%		0.78%		13.90%	-	15.85%
	2024	947	$15.032	-	$16.298	$15,081	0.25%	-	1.95%		1.12%		16.74%	-	18.75%
	2023	770	$12.876	-	$13.725	$10,366	0.25%	-	1.95%		1.03%		17.24%	-	18.98%
	2022	680	$10.983	-	$11.535	$7,720	0.25%	-	1.65%		0.31%		-20.67%	-	-19.55%
	2021	730	$13.844	-	$14.339	$10,345	0.25%	-	1.65%		0.58%		21.76%	-	23.48%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest				Investment Income Ratios (b)		Total Returns (c)(d), Lowest to Highest

Goldman Sachs U.S. Equity Insights Fund	2025	962	$21.742	-	$23.978	$22,402	0.25%	-	1.95%		0.73%		13.51%	-	15.46%
	2024	985	$19.154	-	$20.768	$20,012	0.25%	-	1.95%		0.77%		25.83%	-	28.00%
	2023	776	$15.222	-	$16.225	$12,358	0.25%	-	1.95%		0.76%		21.70%	-	23.50%
	2022	660	$12.508	-	$13.138	$8,552	0.25%	-	1.65%		0.88%		-21.03%	-	-19.92%
	2021	561	$15.839	-	$16.405	$9,105	0.25%	-	1.65%		1.26%		27.29%	-	29.08%

Invesco V.I. Main Street Fund	2025	552	$104.356	-	$127.095	$65,190	0.25%	-	1.95%		0.52%		13.69%	-	15.64%
	2024	640	$91.791	-	$109.908	$66,422	0.25%	-	1.95%		—%		21.24%	-	23.33%
	2023	716	$75.708	-	$89.114	$60,683	0.25%	-	1.95%		0.83%		21.12%	-	22.91%
	2022	799	$62.509	-	$72.503	$55,254	0.25%	-	1.65%		1.47%		-21.44%	-	-20.33%
	2021	854	$79.564	-	$91.007	$74,471	0.25%	-	1.65%		0.72%		25.48%	-	27.25%

Lincoln LVIP American Century Capital Appreciation Fund	2025	2,522	$100.988	-	$122.994	$284,064	0.25%	-	1.95%		0.05%		4.88%	-	6.68%
	2024	2,924	$96.289	-	$115.294	$313,511	0.25%	-	1.95%		—%		22.94%	-	25.06%
	2023	3,348	$78.323	-	$92.193	$289,161	0.25%	-	1.95%		—%		19.07%	-	20.84%
	2022	3,787	$65.778	-	$76.296	$272,062	0.25%	-	1.65%		—%		-29.10%	-	-28.10%
	2021	4,172	$92.771	-	$106.113	$419,060	0.25%	-	1.65%		—%		9.75%	-	11.29%

MFS Mid Cap Value Portfolio	2025	451	$17.377	-	$19.433	$8,496	0.25%	-	1.95%		1.00%		3.94%	-	5.71%
	2024	582	$16.719	-	$18.383	$10,434	0.25%	-	1.95%		1.20%		11.63%	-	13.56%
	2023	590	$14.977	-	$16.188	$9,342	—%	-	1.70%		1.68%		11.08%	-	12.73%
	2022	663	$13.483	-	$14.360	$9,332	—%	-	1.40%		0.95%		-10.05%	-	-8.79%
	2021	598	$14.990	-	$15.744	$9,269	—%	-	1.40%		1.01%		29.17%	-	30.99%

Neuberger Berman Quality Equity Portfolio	2025	1,039	$21.582	-	$23.801	$24,036	0.25%	-	1.95%		—%		11.55%	-	13.46%
	2024	1,020	$19.348	-	$20.978	$20,866	0.25%	-	1.95%	(g)	0.23%		23.40%	-	25.53%
	2023	939	$15.679	-	$16.712	$15,388	0.25%	-	1.95%	(g)	0.36%		24.73%	-	26.58%
	2022	858	$12.570	-	$13.203	$11,159	0.25%	-	1.65%	(g)	0.46%		-19.78%	-	-18.65%
	2021	731	$15.670	-	$16.230	$11,733	0.25%	-	1.65%	(g)	0.47%		21.46%	-	23.17%

Nomura VIP Small Cap Value Series	2025	708	$14.895	-	$16.427	$11,263	0.25%	-	1.95%		1.28%		6.07%	-	7.89%
	2024	913	$14.042	-	$15.225	$13,566	0.25%	-	1.95%		1.36%		9.16%	-	11.03%
	2023	1,080	$12.864	-	$13.712	$14,511	0.25%	-	1.95%		1.05%		7.58%	-	9.17%
	2022	1,613	$11.958	-	$12.560	$19,951	0.25%	-	1.65%		0.84%		-13.52%	-	-12.31%
	2021	1,572	$113.828	-	$14.323	$22,271	0.25%	-	1.65%		0.81%		32.22%	-	34.08%

PIMCO Real Return Portfolio	2025	2,682	$14.986	-	$17.508	$44,654	0.25%	-	1.95%		3.58%		5.95%	-	7.77%
	2024	2,527	$14.145	-	$16.246	$39,360	0.25%	-	1.95%	(h)	2.74%		0.33%	-	2.06%
	2023	2,773	$14.098	-	$15.918	$42,521	0.15%	-	1.85%	(h)	3.15%		2.25%	-	3.76%
	2022	2,939	$13.788	-	$15.340	$43,557	0.15%	-	1.55%	(h)	7.30%		-13.13%	-	-11.91%
	2021	2,926	$15.872	-	$17.414	$49,448	0.15%	-	1.55%	(h)	5.10%		4.14%	-	5.61%

T. Rowe Price T. Rowe Price Blue Chip Growth Portfolio	2025	5,276	$82.076	-	$95.897	$479,882	0.25%	-	1.95%		—%		16.44%	-	18.44%
	2024	6,176	$70.486	-	$80.967	$478,714	0.25%	-	1.95%	(i)	—%		32.99%	-	35.29%
	2023	6,624	$52.999	-	$59.849	$381,352	—%	-	1.70%	(i)	—%		47.11%	-	49.29%
	2022	6,613	$36.027	-	$40.089	$256,133	—%	-	1.40%	(i)	—%		-39.35%	-	-38.50%
	2021	7,175	$59.406	-	$65.188	$453,847	—%	-	1.40%	(i)	—%		15.99%	-	17.62%

Vanguard Balanced Portfolio	2025	1,389	$14.288	-	$14.288	$19,839	1.20%	-	1.20%		2.17%		15.08%	-	15.08%
	2024	1,567	$12.416	-	$12.416	$19,450	1.20%	-	1.20%	(m)	2.35%		13.54%	-	13.54%
	2023	1,787	$10.935	-	$10.935	$19,539	0.90%	-	0.90%	(d)(2)	—%	(e)(2)	7.53%	-	7.53%	(e)(2)

Vanguard Conservative Allocation Portfolio	2025	551	$12.816	-	$12.816	$7,063	1.20%	-	1.20%		2.71%		11.39%	-	11.39%
	2024	599	$11.506	-	$11.506	$6,895	1.20%	-	1.20%	(m)	2.96%		6.31%	-	6.31%
	2023	733	$10.823	-	$10.823	$7,933	0.90%	-	0.90%	(d)(2)	—%	(e)(2)	7.37%	-	7.37%	(e)(2)

Vanguard Diversified Value Portfolio	2025	3,580	$60.896	-	$74.164	$247,394	0.25%	-	1.95%		1.58%		14.57%	-	16.53%
	2024	4,236	$53.152	-	$63.641	$254,435	0.25%	-	1.95%		1.61%		12.66%	-	14.60%
	2023	4,747	$47.180	-	$55.534	$249,972	0.25%	-	1.95%		1.45%		18.08%	-	19.83%
	2022	5,363	$39.957	-	$46.345	$236,221	0.25%	-	1.65%		1.13%		-12.93%	-	-11.71%
	2021	5,342	$45.892	-	$52.491	$267,558	0.25%	-	1.65%		1.05%		28.33%	-	30.14%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest			Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest				Investment Income Ratios (b)		Total Returns (c)(d), Lowest to Highest

Vanguard International Portfolio	2025	4,637	$57.800	-	$70.396	$302,808	0.25%	-	1.95%		0.86%		17.65%	-	19.67%
	2024	5,293	$49.128	-	$58.826	$292,765	0.25%	-	1.95%		1.25%		6.90%	-	8.74%
	2023	6,090	$45.959	-	$54.098	$311,773	0.25%	-	1.95%		1.55%		12.70%	-	14.37%
	2022	6,702	$40.781	-	$47.302	$301,089	0.25%	-	1.65%		1.33%		-31.26%	-	-30.29%
	2021	7,091	$59.327	-	$67.860	$459,153	0.25%	-	1.65%		0.28%		-3.15%	-	-1.79%

Vanguard Mid-Cap Index Portfolio	2025	2,301	$14.047	-	$14.047	$32,319	1.20%	-	1.20%		1.26%		10.21%	-	10.21%
	2024	2,967	$12.746	-	$12.746	$37,813	1.20%	-	1.20%	(m)	1.41%		13.81%	-	13.81%
	2023	3,200	$11.199	-	$11.199	$35,837	0.90%	-	0.90%	(d)(2)	—%	(e)(2)	12.35%	-	12.35%	(e)(2)

Vanguard Real Estate Index Portfolio	2025	2,023	$21.340	-	$24.933	$48,155	0.25%	-	1.95%		2.69%		1.12%	-	2.85%
	2024	2,261	$21.104	-	$24.241	$52,790	0.25%	-	1.95%		3.22%		2.71%	-	4.48%
	2023	2,533	$20.547	-	$23.202	$56,755	0.25%	-	1.95%		2.51%		9.79%	-	11.42%
	2022	2,802	$18.714	-	$20.824	$56,523	0.25%	-	1.65%		1.88%		-27.50%	-	-26.48%
	2021	2,887	$25.812	-	$28.324	$79,534	0.25%	-	1.65%		1.81%		37.91%	-	39.86%

Vanguard Small Company Growth Portfolio	2025	601	$12.958	-	$12.958	$7,788	1.20%	-	1.20%	-3	0.49%	-3	4.84%	-	4.84%	-3
	2024	691	$12.360	-	$12.360	$8,544	1.20%	-	1.20%	(m)	0.54%		10.16%	-	10.16%
	2023	727	$11.220	-	$11.220	$8,162	0.90%	-	0.90%	(d)(2)	—%	(e)(2)	16.38%	-	16.38%	(e)(2)

Vanguard Short-Term Investment - Grade Portfolio	2025	348	$11.369	-	$11.369	$3,960	1.20%	-	1.20%		4.76%		5.57%	-	5.57%
	2024	318	$10.769	-	$10.769	$3,420	1.20%	-	1.20%	(m)	3.47%		3.75%	-	3.75%
	2023	281	$10.380	-	$10.380	$2,918	0.90%	-	0.90%	(d)(2)	—%	(e)(2)	2.96%	-	2.96%	(e)(2)

Vanguard Total Bond Market Index Portfolio	2025	6,582	$10.162	-	$11.364	$72,470	0.25%	-	1.95%		3.42%		4.87%	-	6.67%
	2024	6,088	$9.690	-	$10.653	$63,308	0.25%	-	1.95%		2.76%		-0.72%	-	0.99%
	2023	5,378	$9.760	-	$10.549	$55,586	0.25%	-	1.95%		2.40%		3.78%	-	5.31%
	2022	4,980	$9.405	-	$10.017	$49,016	0.25%	-	1.65%		2.07%		-14.63%	-	-13.43%
	2021	5,133	$11.017	-	$11.571	$58,576	0.25%	-	1.65%		2.11%		-3.33%	-	-1.96%

Total International Stock Market Index Portfolio	2025	135	$14.872	-	$14.872	$2,012	1.20%	-	1.20%		2.03%		30.47%	-	30.47%
	2024	95	$11.399	-	$11.399	$1,078	1.20%	-	1.20%	(m)	2.86%		3.90%	-	3.90%
	2023	96	$10.971	-	$10.971	$1,057	0.90%	-	0.90%	(d)(2)	—%	(e)(2)	9.12%	-	9.12%	(e)(2)

(a) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(b) This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(c) The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(d) Annualized.

(e) Not annualized.

(f) Prior to May 1, 2024, Fidelity had a reimbursement of 0.10%. Absent reimbursement by Fidelity, the expense ratio range would have been 0.25% to 1.65% in 2021 to 2022, and 0.25% to 1.95% in 2023.

(g) Prior to May 1, 2024, MFS had a reimbursement of 0.25%. Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65% in 2021 to 2022, and 0.25% to 1.95% in 2023.

(h) Prior to May 1, 2024, PIMCO had a reimbursement of 0.10%. Absent reimbursement by PIMCO, the expense ratio range would have been 0.25% to 1.65% in 2021 to 2022, and 0.25% to 1.95% in 2023.

(i) Prior to May 1, 2024, T. Rowe had a reimbursement of 0.25%. Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.25% to 1.65% in 2021 to 2022, and 0.25% to 1.95% in 2023.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2025

5. Financial Highlights (continued)

Subaccount	Year End	Units Outstanding (000’s)	Unit Values (d), Lowest to Highest	Net Assets (000’s)	Expense Ratios (a)(d), Lowest to Highest	Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest

(j) Prior to May 1, 2024, Victory had a reimbursement of 0.05%. Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65% in 2021 to 2022, and 0.25% to 1.95% in 2023.

(k) Prior to May 1, 2024, Fidelity had a reimbursement of 0.10%. Absent reimbursement by Fidelity, the expense ratio would have been 0.90% to 0.90% in 2023.

(m) Prior to May 1, 2024, the expense ratio was 0.90%.

(1) For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

(2) On April 25, 2025, the MoA Clear Passage 2015 Fund was substituted with the MoA Retirement Income Fund.

(3) On June 6, 2025, the Victory RS Small Cap Growth Equity VIP Series Fund was substituted with the Vanguard Small Company Growth Portfolio, a current investment alternative under the Separate Account, for FPA contracts and the American Century Small Cap Growth Fund for all other contracts.

(4) On May 27, 2025, the MoA Clear Passage 2070 Fund commenced operations.

6. Calculation of Accumulation Unit Values

Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.

The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation period,

divided	by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

7. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events through April 24, 2026. No additional subsequent events require disclosure and/or adjustment to the financial statements, except as noted.

On April 3, 2026, Fidelity VIP Freedom Income Portfolio was renamed Fidelity VIP Freedom Retirement Portfolio.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Statutory Financial Statements

For The Years Ended December 31, 2025, 2024, and 2023

Together With Independent Auditors’ Report

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Auditors’ Report

Board of Directors

Mutual of America Life Insurance Company:

Opinions

We have audited the financial statements of Mutual of America Life Insurance Company (the Company), which comprise the statutory statements of financial condition as of December 31, 2025 and 2024, and the related statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial condition of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 12.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 12 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 12 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental Schedule I - Summary of Investments - Other Than Investments in Related Parties and Schedule IV - Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

New York, New York

April 23, 2026

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2025 AND 2024

	2025	2024
ASSETS
Assets
Bonds	$5,395,408,077	$5,131,187,672
Common stocks	6,105,880	5,389,267
Preferred stocks	3,000,000	3,000,000
Investments in subsidiaries	42,284,301	63,892,920
Cash, cash equivalents and short term investments	114,177,973	437,446,095
Guaranteed funds transferable	4,327,197	4,556,997
Privately managed investments	479,396,604	671,435,727
Policy loans	86,860,087	84,621,751
Investment income accrued	39,907,921	35,294,892
Deferred federal income taxes	31,056,701	55,500,156
Total other assets	43,411,838	32,567,876

Total general account assets	6,245,936,579	6,524,893,353
Separate account assets	17,552,286,778	17,466,997,550

Total assets	$23,798,223,357	$23,991,890,903

LIABILITIES AND SURPLUS

Liabilities
Insurance and annuity reserves	$4,730,601,660	$4,910,228,270
Other contract liabilities and reserves	9,456,779	9,939,783
Funds withheld	747,728,238	830,771,714
Total other liabilities	112,275,436	62,813,339

Total general account liabilities	5,600,062,113	5,813,753,106
Separate account liabilities	17,552,286,778	17,466,997,550

Total liabilities before asset valuation reserve	23,152,348,891	23,280,750,656
Asset valuation reserve	97,243,656	133,647,072

Total Liabilities	$23,249,592,547	$23,414,397,728

Surplus

Assigned surplus	$1,150,000	$1,150,000
Unassigned Surplus	547,480,810	576,343,175

Total Surplus	548,630,810	577,493,175

Total Liabilities & Surplus	$23,798,223,357	$23,991,890,903

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024, and 2023

	2025	2024	2023
Income
Premium and annuity considerations, net	$1,840,425,557	$1,833,142,523	$1,053,087,528
Life and disability insurance premiums	—	1,273,542	9,359,858

Total considerations and premiums	1,840,425,557	1,834,416,065	1,062,447,386

Separate Account investment and administrative fees	112,154,571	108,516,126	90,079,454
Net investment income	240,823,562	409,188,478	224,449,314
Reserve adjustment on reinsurance ceded	3,894,205	5,519,153	1,793,824
Commission and expense allowance on reinsurance ceded	8,439,010	8,428,132	105,161,191
Other, net	16,505,868	8,450,395	6,711,839

Total income	2,222,242,773	2,374,518,349	1,490,643,008

Deductions
Change in insurance and annuity reserves	(175,462,786)	(388,086,213)	(1,068,058,254)
Annuity and surrender benefits	4,342,958,241	4,347,907,875	3,510,790,250
Death and disability benefits	2,429,567	4,450,179	5,358,575
Net transfers to separate account	(2,188,418,944)	(1,977,038,805)	(1,017,950,556)
Operating expenses	255,296,458	334,087,706	296,538,949

Total deductions	2,236,802,536	2,321,320,742	1,726,678,964

(Loss) income before dividends	(14,559,763)	53,197,607	(236,035,956)

Dividends to contract holders and policyholders	(8,663)	(5,568)	(12,690)

(Loss) income before net realized gains (losses)	(14,568,426)	53,192,039	(236,048,646)

Net realized capital gains (losses)	16,971,586	(72,997)	104,251

Net income (loss)	$2,403,160	$53,119,042	$(235,944,395)

SURPLUS TRANSACTIONS
Prior Period Adjustment	$10,025,724	$—	$—
Change in:
Asset valuation reserve	36,403,416	5,283,193	4,948,282
Unrealized (depreciation) appreciation	(20,941,952)	16,517,351	27,137,926
Net deferred income tax asset	(24,000,000)	(15,759,393)	—
Non-admitted assets:
Negative IMR	(43,733,219)	(4,646,751)	(39,551,297)
Prepaid assets and other, net	5,268,138	(25,962,642)	(23,464,259)
Accounting related to:
Qualified pension plan	2,535,408	36,479,582	60,471,085
Nonqualified deferred compensation plan	5,763,992	333,879	1,563,769
Post retirement medical plan benefit	—	(8,081,000)	(9,795,882)
Deferred ceding commissions	(2,587,032)	(2,587,032)	17,678,008

Net change in surplus	(28,862,365)	54,696,229	(196,956,763)

SURPLUS
Beginning of the year	577,493,175	522,796,946	719,753,709

End of the year	$548,630,810	$577,493,175	$522,796,946

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024, and 2023

	2025	2024	2023
Cash flows from operations:
Premium and other income collected	$1,870,417,568	$1,869,284,820	$1,875,899,492
Net investment income	258,852,171	453,255,382	263,844,025
Separate account investment and administrative fees	142,505,575	129,375,566	201,514,788
Benefit payments	(4,498,134,595)	(4,539,911,874)	(3,518,464,894)
Net transfers to separate accounts	2,198,369,078	1,962,874,967	1,017,950,557
Investment and operating expenses paid	(257,839,184)	(333,783,151)	(299,528,650)
Other, net	443,455	—	19,160,618
Dividends paid to policyholders	(13,919)	(7,574)	(11,144)

Net cash (used in) operations	(285,399,851)	(458,911,864)	(439,635,208)

Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	756,473,149	957,764,132	946,520,645
Common stock	3,305,149	529,201	8,080,108
Preferred stock	—	—	8,507,072
Privately managed investments	209,636,415	5,554,833	7,171,056
Other	78,836,013	121,363,416	5,295

Total	1,048,250,726	1,085,211,582	970,284,176

Cost of investments acquired:
Bonds and notes	(1,106,896,182)	(311,268,003)	(176,203,211)
Common stock	(141,176)	(459,647)	(20,950,973)
Privately managed investments	(24,113,822)	(39,000,391)	(18,977,045)
Other, including payable for securities purchased	—	—	(439,495)

Total	(1,131,151,180)	(350,728,041)	(216,570,724)

Net Change in Policy Loans	(2,238,336)	(3,887,655)	(274,565)

Net cash (used in) provided by investing	(85,138,790)	730,595,886	753,438,887

Cash flows from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	143,263	84,671	(1,927,461)
Return of Capital	20,183,315	246,137,194	—
Other cash provided (applied)	26,943,921	(99,845,553)	(273,610,317)

Net cash provided by financing and other sources	47,270,499	146,376,312	(275,537,778)

Net change in cash, cash equivalent and short-term investments:	(323,268,142)	418,060,334	38,265,901

Cash, cash equivalent and short-term investments:
Beginning of year	437,446,115	19,385,781	(18,880,120)

End of year	$114,177,973	$437,446,115	$19,385,781

See accompanying notes to statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Mutual of America Life Insurance Company (Mutual of America or the Company) provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The Company is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department or NYDFS). Such practices differ from U.S. Generally Accepted Accounting Principles (GAAP). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 12.

The National Association of Insurance Commissioners (NAIC) has codified Statements of Statutory Accounting Principles (Codification or SSAP). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2025, are reflected in the accompanying statutory financial statements.

As part of the New York Department’s examination in 2023, the New York Department conducted an evaluation of the Company’s asset adequacy analysis in accordance with 11 NYCRR 95 (Insurance Regulation 126). As a result of the examination, the NYDFS required the Company to record $201.0 million in asset adequacy reserves as of December 31, 2023. The asset adequacy reserve is reflected within Insurance and annuity reserves on the Company’s Statement of Financial Condition. The New York Department continues to monitor the Company’s asset adequacy and overall financial health. This ongoing monitoring may result in the need for additional asset adequacy reserves that could be material to the Company’s financial condition.

The preparation of the Company’s statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.

Asset Valuations

Cash, Cash Equivalents and Short-Term Investments - Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Bonds and Notes - Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. As of December 31, 2025, there were 6 securities with a fair value of $31.8 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $0.9 million to adjust the carrying value of these securities as of December 31, 2025. These securities are required to be reported at the lower of amortized cost or fair value. As of December 31, 2024, there were 6 securities with a fair value of $31.7 million that were valued using this methodology. The Company recorded an unrealized loss of $1.4 million to adjust the carrying value of these securities during 2024.

Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.

Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 9 – Fair Value of Financial Instruments, for further discussion on valuation methods for assets and liabilities.

There were no impairments in 2025, 2024 and 2023. Additionally, the Company recognized $17.0 million of realized capital gains not subject to the Interest Maintenance Reserve (IMR) in 2025, $(0.1) million of realized capital losses not subject to the Interest Maintenance Reserve during 2024 and $0.1 million of realized capital gains not subject to the Interest Maintenance Reserve during 2023. These gains are reflected in the amount of net realized capital (losses)/gains on the statement of operations.

Common Stocks and Preferred Stocks– Common stocks in good standing are stated at fair value. Unrealized gains and losses arising from the change in fair value of common stocks are recorded

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

directly to unassigned surplus. Highest-quality, high-quality or medium quality perpetual preferred stocks (NAIC designations 1 to 3), which have characteristics of equity securities, shall be valued at cost. All other perpetual preferred stocks (NAIC designations 4 to 6) shall be reported at the lower of cost or fair value. Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all stock issuers not in good standing, as well as stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. The Company’s impairment policy for stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. As of December 31, 2025 and 2024, common stocks included $6.1 million and $5.4 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2025 and 2024, there were no additional sales of seed money investments.

Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferable through 2030.

Goodwill – The acquisition of TruSpire (Note 3) generated goodwill of approximately $18.2 million, which is being amortizing over a ten-year period and is included in Other Assets.

Privately Managed Investments - Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure, portfolios of commercial real estate mortgages, and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.

Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2025, 2024, and 2023, the Company recognized $— million of realized capital gains, $— million of realized capital gains and $0.1 million of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no unrealized losses recorded in both 2025 and 2024.

Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the statutory statements of financial condition.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.0 billion, net of $0.66 billion of reinsurance and $1.0 billion, net of $0.70 billion of reinsurance at December 31, 2025 and 2024, respectively. These reserves are based on mortality and interest rate assumptions (ranging from 1.50% to 6.50 % at both December 31, 2025 and 2024). These percentages meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2025 and 2024, averaged 2.87% and 2.93%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $3.5 billion, net of $0.73 billion of reinsurance, and $3.7 billion, net of $0.82 billion of reinsurance, at December 31, 2025 and 2024, respectively, are subject to discretionary withdrawal at book value. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.

Reinsurance

Reinsured reserves are accounted for either on a funds withheld basis or indemnity quota share basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business. Under indemnity quota share, the Company has reinsured reserves for a treaty ceding 90% of the Pension Buy-out/Risk Transfer business. There are certain non-cash transactions that affect the Funds Withheld Liability but do not result in cash receipts or cash payments in the period.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus. However in 2023, the NAIC, adopted INT 23-01 Net Negative (Disallowed) IMR. This provides guidance for the limited admittance of negative interest maintenance reserve amounts. The provision will last through the end of 2026. The Company did not adopt as of December 31, 2025 and 2024.

An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Virtually all of the Separate Accounts held by the Company relate to variable annuity accumulations of a non- guaranteed return nature. This category includes the variable accumulation portion of the

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

following types of contracts; Group Defined Benefit contracts, Group Defined Contribution contracts, Group Simplified Employee Pension Contracts, Group Tax Deferred Annuity contracts, Group Voluntary Employee Contribution contracts, Group Thrift Plan contracts, Individual Retirement Annuity contracts, and Individual Flexible Premium Annuity contracts. The net investment experience of the Separate Account is credited directly to the contract holder, and may be positive or negative. Certain contracts do not contain any guaranteed death benefit related to the amount of premiums paid and are not subject to discretionary withdrawal.

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Mutual of America Capital Management LLC (Capital Management), an affiliate, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2025, 2024, and 2023, such charges were equal to approximately 0.64%, 0.63%, and 0.57%, respectively, of total average Separate Account assets. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $17.6 billion and $17.5 billion as of December 31, 2025 and 2024, respectively are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received.

As more fully described in Note 5, premiums ceded to the reinsurer will be reflected net on the statutory statement of operations and surplus.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

non-admitted. The investment income amount due and accrued greater than 90 days was $— million and $— million December 31, 2025 and 2024, respectively.

2. ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

The Company identified an error in previously filed financial statements that was corrected through unassigned surplus as of December 31, 2025. The Company identified an error in its cash account (Cash, Cash Equivalents, and Short-term Investments on the Statement of Financial Condition) which resulted in an understatement of assets and understatement of surplus on the Statement of Financial Condition of $10.0 million as of December 31, 2024.

The Company determined that the correction of this error of $10.0 million was immaterial to the statutory financial statements. Therefore, the Company corrected these errors in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, which is reflected on the Statutory Statements of Operations and Surplus in 2025. There were no accounting corrections or errors identified as of December 31, 2024.

Adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which went into effect January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”. The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.” An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company has evaluated the impact of this accounting change as of January 1, 2025, noting no material changes to current accounting and presentation.

3. BUSINESS COMBINATIONS AND GOODWILL

The Company purchased 100% of the issued and outstanding shares of Grandmark Holdings, a Texas based Holding company on January 3, 2023 for $21.2 million. Grandmark Holdings owned 100% of the outstanding stock of Landmark Life Insurance Company, a Texas based insurer licensed in 44 states to write life, annuity and accident and health insurance. In April 2023, Landmark changed its name to TruSpire Retirement Insurance Company (TruSpire). The transaction was accounted for as a statutory purchase, with a book value of $5.6 million on January 3, 2023. The Company recognized and admitted $18.2 million of goodwill, which will be amortized over the prescribed 10-year period. As of December 31, 2025 and 2024, the Company had admitted goodwill of $12.8 million and $14.6 million, respectively, and recognized $1.8 million of amortization expense for both years. As of December 31, 2025, this entity is pending sale to a third-party entity.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

4. INVESTMENTS

Valuation

The statement and fair values of investments in fixed maturity securities (bonds), including short-term and cash equivalents, as of December 31, 2025 and 2024 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement	Gross Unrealized		Fair
December 31, 2025 (millions)	Value	Gains	Losses	Value

Fixed Maturities:
Mortgage- and asset backed securities
Residential mortgage-backed securities	$475.6	$0.2	$61.5	$414.3
Commercial mortgage-backed securities	70.8	0.2	5.6	65.4
Total	$546.4	$0.4	$67.1	$479.7

U.S Treasury securities and obligations of U.S government corporations and agencies	$1,948.2	$5.5	$171.3	$1,782.4
Obligations of states and political subdivisions	27.4	—	7.5	19.9
Debt securities issued by foreign governments	—	—	—	—
Corporate securities	2,998.0	19.9	483.5	2,534.4
Total	$5,520.0	$25.8	$729.4	$4,816.4

	Statement	Gross Unrealized		Fair
December 31, 2024 (millions)	Value	Gains	Losses	Value

Fixed Maturities:
Mortgage- and asset backed securities
Residential mortgage-backed securities	$476.6	$—	$91.0	$385.7
Commercial mortgage-backed securities	73.3	—	7.7	65.6
Total	$549.9	$—	$98.7	$451.3

U.S Treasury securities and obligations of U.S government corporations and agencies	$1,962.5	$0.3	$241.8	$1,721.1
Obligations of states and political subdivisions	35.4	—	10.0	25.4
Corporate securities	3,081.1	10.2	597.2	2,494.1
Total	$5,628.9	$10.5	$947.7	$4,691.9

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2025,

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

approximately 87% of the $2.4 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). As of December 31, 2024, approximately 71% of the $2.4 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

Cash equivalents with a statement value and fair value of $93.2 million and $494.8 million at December 31, 2025 and 2024, respectively, and short-term investments with a statement value and a fair value of $31.5 million and $3.0 million, respectively, are included in the above tables. At December 31, 2025 and 2024, the Company had $3.3 million and $3.3 million, respectively, (par value of $3.3 million at December 31, 2025 and $3.3 million at December 31, 2024) of its long-term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1: quoted prices in active markets for identical securities.
•

Level 2: quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3: significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by outside investment advisors and the guaranteed funds transferable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds and privately managed investments are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

$31.8 million and $31.7 million of bonds and notes measured and reported at fair value as of December 31, 2025 and 2024, respectively which are level 3 investments. The Company had $6.1 million and $— million of common stock measured and reported at fair value as of December 31, 2025 and 2024, respectively, which are Level 1 investments.

The following tables provide fair value information as of December 31, 2025 and 2024, about the Company’s assets that are considered financial instruments:

As of December 31, 2025

Financial Instruments (millions)	Level 1	Level 2	Level 3	Total

Bonds	$—	4,659.9	31.8	$4,691.7

Common stocks	6.1	—	—	6.1

Preferred stocks	3.0	—	—	3.0

Cash, cash equivalents, and short term investments	114.2	—	—	114.2

Policy loans	—	86.9	—	86.9

Guaranteed funds transferable	—	—	4.3	4.3

Separate Account Assets	17,552.3	—	—	17,552.3

Total	$17,675.6	$4,746.8	$36.1	$22,458.5

As of December 31, 2024

Financial Instruments (millions)	Level 1	Level 2	Level 3	Total

Bonds	$—	$4,162.4	$31.7	$4,194.1

Preferred stocks	3.0	—	—	3.0

Cash, cash equivalents, and short term investments	437.4	—	—	437.4

Policy loans	—	84.6	—	84.6

Guaranteed funds transferable	—	—	4.6	4.6

Separate Account Assets	17,467.0	—	—	17,467.0

Total	$17,907.4	$4,247.0	$36.3	$22,190.7

The fair value of Level 3 bonds increased from $31.7 million at December 31, 2024, to $31.8 million at December 31, 2025, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The guaranteed funds transferable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2025 and 2024.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed as of December 31, 2025 and 2024.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Unrealized Gains and Losses

As of December 31, 2025, 2024 and 2023, Net unrealized (depreciation) appreciation reflected in surplus consisted of the following:

December 31 (millions)	2025	2024	Change	2024	2023	Change
Common stock	$0.7	$0.8	$(0.1)	$0.8	$—	$0.8

Bonds and notes	0.2	(1.0)	1.2	(1.0)	(0.7)	(0.3)

Investment in subsidiary	1.8	4.6	(2.8)	4.6	7.9	(3.3)

Other assets	(23.6)	12.1	(35.7)	12.1	1.1	11.0

Net unrealized (depreciation) appreciation	$(20.9)	$16.5	$(37.4)	$16.5	$8.3	$8.2

Net unrealized depreciation related to the Company’s bonds, equity securities and other assets decreased by $20.9 million during the year. Net unrealized appreciation of $0.7 million related to equity securities at December 31, 2025, consisted of $0.7 million of gross unrealized gains and $0.0 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. December 31, 2024, consisted of $0.8 million of gross unrealized gains and $0.0 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. There was no unrealized appreciation related to equity securities at December 31, 2023.

The following is an analysis of the fair values and gross unrealized losses as of December 31,2025 and 2024, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2025, and 2024 were $729.4 million and $947.5 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from a significant increase in interest rates and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

The tables that follow exclude $1,373.0 million and $377.8 million as of December 31, 2025 and 2024, respectively, that represent the book value of those securities whose fixed maturity securities are in an unrealized gain position.

December 31, 2025	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues

(millions)	Twelve Months or Less			Twelve Months or Greater
Fixed Maturities:

Mortgage and asset backed securities:

Residential mortgage-backed securities	$7.0	$0.1	5	$339.7	$61.4	186

Commercial mortgage-backed securities	3.9	0.1	2	40.4	5.5	13
Other asset-backed securities	—	—	—	—	—	—

Total	$10.9	$0.2	7	$380.1	$66.9	199

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

December 31, 2025	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues

(millions)	Twelve Months or Less			Twelve Months or Greater

U.S Treasury securities and obligations of U.S government corporations and agencies	$215.3	$1.0	30	$972.9	$170.3	485

Obligations of states and political subdivisions	—	—	—	19.9	7.5	8

Obligations issued by Foreign governments	—	—	—	—	—	—

Corporate Securities	119.0	15.5	33	1,725.3	468.0	219

Total	$345.2	$16.7	70	$3,098.2	$712.7	911

December 31, 2024	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues

(millions)	Twelve Months or Less			Twelve Months or Greater
Fixed Maturities:

Mortgage and asset backed securities:

Residential mortgage-backed securities	$0.7	$—	4	$384.8	$91.0	191

Commercial mortgage-backed securities	10.4	—	5	40.9	7.7	13

Other asset-backed securities	—	—	—	—	—	—

Total	$11.1	$—	9	$425.7	$98.7	204

U.S Treasury securities and obligations of U.S government corporations and agencies	$71.0	$0.9	28	$1,118.8	$240.8	496

Obligations of states and political subdivisions	—	—	—	25.4	10.0	12

Obligations issued by Foreign governments	—	—	—	—	—	—

Corporate Securities	234.3	15.8	69	1,930.0	581.3	263

Total	$316.4	$16.7	106	$3,499.9	$930.8	975

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the Statements of Operations and Surplus for the years ended December 31, 2025, 2024, and 2023 were as follows:

December 31 (millions)	2025	2024	2023
Common Stock	$—	$—	$—

Fixed Maturities	0.2	(0.1)	—

Other Assets	16.8	—	0.1

Net realized capital gains (losses)	$17.0	$(0.1)	$0.1

As of December 31, 2025 and 2024, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.6 billion and $2.3 billion and $2.0 billion and $1.7 billion, respectively, of which approximately 72% in 2025 and 73% in 2024 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

All loan-backed securities with a recognized impairment loss currently held by the Company, where the present value of future cash flows expected to be collected is less than the amortized cost basis of the securities are shown below:

CUSIP	Description	BV Before Current Period OTTI	Projected Cash Flows	Recognized OTTI Adjustment	New Cost Basis after OTTI	FV at Time of OTTI	Date of Financial Statement Where Reported
(millions)

894135-AG-7	TRAPEZA CDO LLC	$13.3	$5.6	$7.7	$5.6	$4.4	12/31/2011

7404-IN-AE-5	PRETSL XII B-1 144A	16.5	13.3	3.2	13.3	15.9	12/31/2009

74042C-AJ-6	PRETSL XXIV C-2 144A	7.6	3.3	4.3	3.3	7.7	12/31/2009

74042Q-AJ-6	PRETSL XXVI C-1 144A	5.2	2.8	2.4	2.8	4.5	12/31/2009

7402T-AL-5	PRETSL XXVII C-2 144A	9.7	8.2	1.5	8.2	9.9	12/31/2009

Total		$52.3	$33.2	$19.1	$33.2	$42.4

Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in $72.8 million, $92.6 million, and $83.7 million of net interest rate related losses being accumulated in the IMR in 2025, 2024, and 2023 respectively, as follows:

December 31 (millions)	2025	2024	2023
Fixed maturity securities

Proceeds	$759.1	$964.4	$1,542.2

Gross realized gains	4.5	1.0	7.1

Gross realized losses	(77.3)	(93.6)	(90.8)

During 2025, 2024, and 2023, $(9.8) million, $(11.8)million, and $0.8 million respectively, of the IMR was amortized and included in net investment income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Sales of investments in equity securities resulted in $— million, $0.1 million, and $0.3 million of net capital gains in 2025, 2024, and 2023 respectively, being recognized in net income as follows:

December 31 (millions)	2025	2024	2023
Equity securities

Proceeds	$3.3	$0.5	$8.5

Gross realized gains	—	0.1	0.3

Gross realized losses	—	—	(0.3)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) as of December 31, 2025 and December 31, 2024, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2025 (millions)	Statement Value	Fair Value
Due in one year or less	$103.1	$103.5
Due after one year through five years	1,069.9	1,047.0
Due after five years through ten years	791.7	765.6
Due after ten years	3,430.7	2,775.6
Total	$5,395.4	$4,691.7

December 31, 2024 (millions)	Statement Value	Fair Value
Due in one year or less	$28.9	$29.1
Due after one year through five years	683.3	657.1
Due after five years through ten years	784.9	716.3
Due after ten years	3,634.1	2,791.6
Total	$5,131.2	$4,194.1

5. REINSURANCE

Effective April 1, 2023 the Company executed a quota share reinsurance agreement with First All America Financial Insurance Company (FAFI), an affiliate of Global Atlantic Reinsurance Company (GA) whereby the Company ceded 90% of the pension buyout business. Reserves ceded was $777.5 million. Premiums ceded was $814.7 million, comprised of both assets and cash and ceding commission earned was $115.9 million. The gain on the transaction was $19.4 million, which was deferred and will be amortized into income over the average life of the contracts ceded.

The Company has a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement with an unaffiliated reinsurer. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the statutory statements of operations and surplus.

For the years ended December 31, 2025 and 2024, reinsurance amounts relating to the coinsurance agreement is as follows:

December 31 (millions)	2025	2024
Beginning of Period - Reserves Ceded	$819.5	$959.8
Premiums	29.9	35.5
Net Transfers	10.0	(15.2)
Benefits	(153.1)	(187.0)
Reserve Change	0	0.5
General Account Fees	(2.3)	(0.2)
Interest Credits	23.0	26.1
Policy Loan Cancellation	—	—
End of Period - Reserves Ceded	$727.0	$819.5

Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the statement of financial condition.

In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.

6. PENSION PLAN AND POSTRETIREMENT BENEFITS

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Pension expense was approximately $2.5 million, $21.1 million, and $14.6 million for the periods ending December 31, 2025, 2024, and 2023 respectively. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a non-qualified deferred benefit pension plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

Effective October 2022 the Company implemented a partial curtailment of the qualified defined benefit plan, the non-qualified deferred compensation plan, and the post-retirement medical plan.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Effective December 1, 2023, the Company implemented a full curtailment of the post-retirement medical plan that was fully curtailed by December 1, 2024. The curtailment eliminated the medical plan upon retirement for active employees, reduce the current retirees subsidy by 50% starting December 1, 2023, and completely phased out by December 1, 2024. The postretirement benefit plan adjustment required to be recorded under these plans was a gain $6.9 million due to curtailment 2024 and an gain of $99.4 million in 2023.

For other benefits, as of January 1, 2025 and 2024 the Company had total recognized liabilities of $0 and $1.5 million, respectively, for the postretirement medical plans and $36.8 million and $36.9 million, respectively, for the non-qualified deferred compensation plans.

Effective December 31, 2024, the Company froze the qualified and the non-qualified defined benefit plans. The benefit plan freeze stopped accumulation of benefits for all participants included beginning on January 1, 2025. The Company recognized a gain during 2024 through Surplus of $36.5 million for the qualified pension plan, offset by $8.5 million non-admitted asset due to the funded pension asset status. Additionally, the Company recognized a gain during 2024 through Surplus of $0.3 million for the non-qualified pension plan.

As of December 31, 2025, the Company had a additional non-admitted asset of $10.6 million due to the fund pension asset status.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2025 and 2024 (millions):

	Pension Benefits		Other Benefits
	2025	2024	2025	2024
Accumulated Benefit Obligation	$233.0	$265.4	$16.8	$36.8

Projected Benefit Obligation	$233.0	$265.4	$16.8	$36.8
Plan Assets at Fair Value	252.1	273.9	0.0	—

Funded Status	$19.1	$8.5	$(16.8)	$(36.8)

Prior Service Costs	—	—	—	—
Total Unrecognized Loss	$(27.8)	$(41.0)	$(8.2)	$(14.1)

The components of net periodic benefit costs as calculated in the January 1, 2025, 2024, and 2023 plan valuations are as follows:

	Pension Benefits			Other Benefits

December 31 (millions)	2025	2024	2023	2025	2024	2023
Service Costs	$0.4	$10.7	$12.1	$—	$2.2	$2.7
Interest cost on Projected Benefit Obligation (PBO)	13.8	17.9	16.0	1.3	2.9	5.5
Expected return on plan assets	(18.2)	(21.0)	(21.1)	—	—	—
Prior service costs	—	—	—	(7.9)	—	(70.2)
Settlement	6.3	6.2	—	7.9	(2.2)	(32.2)
Amortization of unrecognized net loss	0.3	7.2	7.6	0.3	1.9	0.8
Net benefit expense	$2.6	$21.0	$14.6	$1.6	$4.8	$(93.4)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

During 2025, 2024, and 2023 pension expense for the non-qualified deferred compensation plan included $7.9 million, and $4.4 million, and $1.4 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits

December 31 (millions)	2025	2024	2025	2024
Change in PBO
PBO, beginning of the year	$265.4	$305.3	$36.8	$38.5
Service costs	0.4	10.7	—	2.2
Interest costs	13.8	17.9	1.3	2.9
Change in assumptions	(2.5)	(4.7)	(0.1)	(1.4)
Plan amendments	—	(49.1)	(7.9)	—
Actuarial loss	5.6	30.5	2.5	8.7
Benefits and expenses paid	(49.7)	(45.2)	(15.8)	(14.1)
PBO, end of year	$233.0	$265.4	$16.8	$36.8

	Pension Benefits		Other Benefits

December 31 (millions)	2025	2024	2025	2024
Change in Plan Assets
Plan assets, beginning of the year	$273.9	$298.4	$—	$—
Employer contributions	—	—	15.8	11.5
Return on plan assets	27.9	20.7	—	—
Benefits and expenses paid	(49.7)	(45.2)	(15.8)	(11.5)
Plan assets, end of year	$252.1	$273.9	$—	$—
Plan assets higher (lower) than PBO	$19.1	$8.5	$(16.8)	$(36.8)

At December 31, 2025 and 2024, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts or participation in certain other funds managed by outside investment advisors, and consisted of approximately 50.5% in equity investments and 49.5% in fixed-income investments and 51.4% in equity and 48.6% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2025 and 2024 are as follows:

December 31, (in millions)	2025	2024
Fixed Income Funds	$120.6	$133.2
Money Market Funds	4.2	—
Equity Funds:
Index	77.9	81.8
Growth	5.3	5.7
Value	16.7	18.3
International	21.5	14.1
Total Internal Funds	246.2	253.1
External funds	5.9	20.8
Total plan assets	$252.1	$273.9

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1.

The Company made contributions to its defined benefit pension plan of $— million in 2025 and $— million in 2024. The Company estimates that it will contribute up to $15.0 million to this plan in 2026. Benefits expected to be paid from the defined benefit pension plan total $18.8 million in 2026, $17.1 million in 2027, $17.3 million in 2028 and $15.7 million in 2029, and $17.8 million in 2030. The aggregate benefits expected to be paid in 2031 through 2035 total approximately $90.2 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2025. Benefit expected to be paid from the non-qualified plan total $12.4 million.

The assumptions used in determining the Net Periodic Benefit Cost for pension and other benefit plans were as follows:

	Pension Benefits		Postretirement Medical		Non-Qualified Deferred Compensation
Weighted average Assumptions at December 31	2025	2024	2025	2024	2025	2024
Discount Rate:	5.85	5.70	N/A	N/A	5.90	5.80
Compensation Increase:	N/A	4.00	—	4.00	N/A	5.00
Expected Return on Assets:	7.25	7.50	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of 50% equity investments and 50% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.0%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.0% was selected taking into account historical inflation data and future inflation expectations.

The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The postretirement benefit plan has been fully curtailed as of December 1, 2024, and as such, there are no future assumptions and no future expenses expected to be paid from this plan.

Savings and Other Incentive Plans

Effective January 1, 2023, Mutual of America enhanced the 401(k) savings plan under which employees can contribute up to 6% of their salary, with the Company matching 100% of this contribution and an employer non-elective 3% contribution of the employees’ salary. This was a change from the previous plan under which the Company matches half of the employees’ basic contribution up to 6% of salary. The Company contributed $4.9 million, $6.4 million, $6.2 million in 2025, 2024, and 2023, respectively.

Effective December 31, 2024, the Company has eliminated the 3% non-elective contribution of the employees’ salary.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $5.7 million, $3.1 million, and $7.5 million for December 31, 2025, 2024, and 2023 respectively. At December 31, 2025 and 2024, the accrued liability related to these plans was $10.0 million and $9.5 million, respectively.

7. COMMITMENTS AND CONTINGENCIES

Rental expenses approximated $13.2 million, $16.8 million, and $21.2 million as of December 31, 2025, 2024, and 2023, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $12.2 million in 2026; $10.8 million in 2027; $10.4 million in 2028; $9.7 million in 2029; $9.1 million in 2030 and $83.4 million in 2031 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s financial statements.

8. FEDERAL INCOME TAXES

A reconciliation of the income tax benefit recognized in the Company’s statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2025, 2024, and 2023 to net (loss) income from operations before federal income taxes follows:

December 31 (millions)	2025	2024	2023
1 Net gain (loss) from operations before federal income taxes and after dividends to policyholders	$(14.6)	$53.2	$(236.1)
2 Realized capital (losses) gains before federal income tax, after transfer to IMR	(36.6)	(16.7)	(21.6)

3 Income before taxes	$(51.2)	$36.5	$(257.7)
	21%	21%	21%

Expected income tax expense (benefit) at 21% statutory rate	$(10.8)	$7.7	$(54.1)
4 Increase (decrease) in actual tax reported resulting from:
– Amortization of interest maintenance reserve	$2.1	$2.5	$(0.2)
– Deferred tax benefit on non-admitted assets	(5.5)	(9.9)	(5.1)
– Pension and postretirement benefits	4.0	6.0	10.9
– Investments	—	—	—
– Statutory Valuation Allowance	36.7	11.0	41.8
– GA Reinsurance	—	—	4.1
– Tax Attribute Expiration	3.5	6.4	6.4
– Other permanent items	(5.7)	(7.9)	(3.9)

5 Total income tax	$24.3	$15.8	$—

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

December 31 (millions)	2025	2024	2023
6 Current income tax incurred	$—	$—	$—
7 Change in net deferred income tax excluding tax on unrealized gains/losses	24.3	15.8	—

8 Total income tax	$24.3	$15.8	$—

The federal income tax expense of $24.3 million, $15.8 million and $0.0 million in 2025, 2024, and 2023, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

December 31 (millions)	2025				2024
	(1)	(2)	(3)	(4)	(5)	(6)
			(Col 1+2)			(Col 4+5)
(1)	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Total Gross DTA’s	$275.8	$63.6	339.4	$284.6	$39.5	$324.1
(b) Statutory Valuation Allowance Adjustment	(236.5)	(63.6)	(300.1)	(223.5)	(35.1)	(258.6)

(c) Adjusted Gross DTA’s (1a-1b)	$39.3	$—	$39.3	$61.1	$4.4	$65.5
(d) DTA’s non-admitted	—	—	—	—	—	—

(e) Subtotal net DTA (1c-1d)	39.3	—	39.3	61.1	4.4	65.5
(f) DTL’s	(8.2)	—	(8.2)	(5.6)	(4.4)	(10.0)

(g) Net admitted DTA/(DTL) (1e-1f)	$31.1	$—	$31.1	$55.5	$—	$55.5

	Change in DTA’s 2025 to 2024
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total
(a) Total Gross DTA’s	$(8.8)	$24.1	$15.3
(b) Statutory Valuation Allowance Adjustment	(13.0)	(28.5)	(41.5)

(c) Adjusted Gross DTA’s (1a-1b)	$(21.8)	$(4.4)	$(26.2)
(d) DTA’s non-admitted	—	—	—

(e) Subtotal net DTA (1c-1d)	(21.8)	(4.4)	(26.2)
(f) DTL’s	(2.6)	4.4	1.8

(g) Net admitted DTA/(DTL) (1e-1f)	$(24.4)	$—	$(24.4)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

The amount of adjusted gross DTAs admitted under each applicable component of SSAP No. 101 is as follows:

December 31 (millions)	2025			2024
(2) Admission Calculation Components SSAP No. 101	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—	$—	$—	$—

(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	31.1	—	31.1	55.5	—	55.5

1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	31.1	N/A	N/A	55.5

2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	92.2	N/A	N/A	97.2

(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	8.2	—	8.2	5.6	4.4	10.0

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	39.3	—	39.3	61.1	4.4	65.5

Deferred tax liabilities	8.2	—	8.2	5.6	4.4	10.0

Net admitted deferred tax asset/liability	31.1	—	31.1	55.5	—	55.5

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

		Change
	(7) (Col 1-4) Ordinary	(8) (Col 2-5) Capital	(9) (Col 7+8) Total

(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—

(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	(24.4)	—	(24.4)

1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	(24.4)

2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	(5.0)

(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	2.6	(4.4)	(1.8)

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	(21.8)	(4.4)	(26.2)

Deferred tax liabilities	2.6	(4.4)	(1.8)

Net admitted deferred tax asset/liability	(24.4)	—	(24.4)

December 31	2025	2024

(3) Threshold

(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	836.0%	757.0%

(b) Amount of Total Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation	$614.8	$648.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

December 31 (millions)	2025			2024
(4) Impact of Tax Planning Strategies	(1) Ordinary	(2) Capital	(1+2) Total	(3) Ordinary	(4) Capital	(3+4) Total
(a) Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by character as a percentage

1. Adjusted Gross DTAs Amount from Note 9 (1) (c)	$39.3	$—	$39.3	$61.1	$4.4	$65.5

2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	79.1%	—%	79.1%	85.0%	—%	85.0%

3. Net admitted Adjusted Gross DTAs Amount from Note 9 A 1 (e)	$39.3	$—	$39.3	$61.1	$4.4	$65.5

4. Percentage of Net Admitted Adjusted DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	79.1%	—%	79.1%	85.0%	—%	85.0%

	Change
	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital	(5+6) Total
1. Adjusted Gross DTAs Amount from Note 9 (1) (c)	$(21.8)	$(4.4)	$(26.2)

2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	(5.9)%	—%	(5.9)%

3. Net admitted Adjusted Gross DTAs Amount from Note 9 A 1 (e)	$(21.8)	$(4.4)	$(26.2)

4. Percentage of Net Admitted Adjusted DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	(5.9)%	—%	(5.9)%

(b) Do the Company’s tax-planning strategies include the use of reinsurance?	No

The application of SSAP No.101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. The Company has evaluated all negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income to estimate whether sufficient future taxable income will be generated to permit the use of its existing deferred tax assets. On the basis of this evaluation, the

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Company has recorded an additional valuation allowance of $24.0 million against its net deferred tax asset as of December 31, 2025. The Company will continue to analyze the valuation allowance on a quarterly basis.

The Company has no unrecognized deferred tax liabilities as of December 31, 2025 and December 31, 2024.

Significant components of income taxes incurred and the changes in DTAs and DTLs are as follows:

December 31 (millions)	2025	2024	Change	2023	Change

(1) Current Income Tax Expense

(a) Federal tax expense	$—	$—	$—	$—	$—

(b) Foreign tax expense (benefit) on operating earnings	—	—	—	—	—

(c) Subtotal	$—	$—	$—	$—	$—

(d) Federal tax expense (benefit) on net realized capital gains (losses)	—	—	—	—	—

(e) Utilization of capital loss carry forwards	—	—	—	—	—

(f) Other	—	—	—	—	—

(g) Total federal and foreign income tax expense (benefit)	$—	$—	$—	$—	$—

Deferred income tax assets and liabilities consist of the following major components:

(2) Deferred tax assets:

(a) Ordinary

(1) Policy Reserves	55.8	55.3	0.5	55.3	—

(2) Pension Accruals	1.6	7.9	(6.3)	12.1	(4.2)

(3) NOLs	74.1	93.9	(19.8)	77.7	16.2

(4) Deferred Acquisition Costs	2.9	3.3	(0.4)	3.5	(0.2)

(5) Fixed Assets	95.9	84.4	11.5	66.2	18.2

(6) Investments	—	—	—	63.0	(63.0)

(7) Compensations & Benefit Accruals	—	—	—	—	—

(8) Intangibles	6.1	6.8	(0.7)	7.8	(1.0)

(9) Other assets - nonadmitted	28.7	23.2	5.5	13.3	9.9

(10) Unrealized Capital Gains	0.5	—	0.5	—	—

(11) Other (including items <5% of total ordinary tax assets)	10.2	9.8	0.4	9.8	—

Gross ordinary deferred tax assets	$275.8	$284.6	$(8.8)	$308.6	$(24.1)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

December 31 (millions)	2025	2024	Change	2023	Change

(b) Statutory valuation allowance adjustment	(236.5)	(223.5)	(13.0)	(231.4)	7.9

(c) Nonadmitted ordinary DTA’s	—	—	—	—	—

(d) Admitted ordinary DTA’s (2a-2b-2c)	$39.3	$61.1	$(21.8)	$77.2	$(16.1)

(e) Capital

(1) Trade Name	10.9	10.9	—	10.9	—

(2) Capital Loss Carryforwards	50.8	26.7	24.1	7.8	18.9

(3) Other	1.9	1.9	—	1.7	0.2

Total capital DTA’s	$63.6	$39.5	$24.1	$20.5	$19.0

(f) Statutory valuation allowance adjustment	(63.6)	(35.1)	(28.5)	(20.4)	(14.7)

(g) Nonadmitted capital DTAs	—	—	—	—	—

(h) Admitted Capital DTAs (2e-2f-2g)	—	4.4	(4.4)	0.1	4.3

(i) Admitted DTAs (2d+2h)	$39.3	$65.5	$(26.2)	$77.3	$(11.8)

(3) Deferred tax liabilities:

(a) Ordinary

(1) Investments - Market Discount	(1.8)	(1.8)	—	(1.7)	(0.1)

(2) Policyholder Reserves	—	(0.6)	0.6	(1.3)	0.7

(3) Capitalized Consulting Fees	(0.8)	(0.2)	(0.6)	(1.9)	1.7

(4) Compensation & Benefit Accruals	(0.9)	(0.8)	(0.1)	(0.5)	(0.3)

(5) Other (including items <5% of total ordinary tax liabilities)	(4.7)	(2.2)	(2.5)	(0.4)	(1.8)

Total Ordinary DTL’s	$(8.2)	$(5.6)	$(2.6)	$(5.8)	$0.2

(b) Capital

(1) Unrealized capital gains	—	—	—	(0.1)	0.1

(2) Other	—	(4.4)	4.4	—	(4.4)

Total Capital DTL’s	$—	$(4.4)	$4.4	$(0.1)	$(4.3)

(c) Total DTL’s (3a+3b)	$(8.2)	$(10.0)	$1.8	$(5.9)	$(4.1)

(4) Net DTA (DTL) (2i-3c)	$31.1	$55.5	$(24.4)	$71.3	$(15.8)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

The change in net deferred income taxes between December 31, 2025, December 31, 2024, and December 31, 2023 is composed of the following (this analysis is exclusive of nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

December 31 (millions)	2025	2024	Change	2023	Change
Total deferred tax assets	$339.4	$324.1	$15.3	$329.1	$(5.0)
Total deferred tax liabilities	(8.2)	(10.0)	1.8	(6.0)	(4.0)

Net deferred tax assets/liabilities	$331.2	$314.1	$17.1	$323.1	$(9.0)
Statutory valuation allowance	(300.1)	(258.6)	(41.5)	(251.8)	(6.8)

Net deferred tax assets after valuation allowance	$31.1	$55.5	$(24.4)	$71.2	$(15.7)
Tax effect of unrealized gains/(losses)	(0.5)	4.3	(4.8)	0.1	4.2
Statutory valuation allowance on unrealized	0.5	(4.3)	4.8	—	(4.3)

Change in net deferred income tax (expense)/benefit	$31.1	$55.5	$(24.4)	$71.3	$(15.8)

E. Carryforwards, Recoverable Taxes and IRC 6603 Deposits
December 31 (millions)	2025	2024	Change
(1) The Company had Net Operating Losses of:	$352.8	$447.3	$(94.5)

The Company had Capital Loss Carryforwards of:	$241.7	$126.7	$115.0

The Company had foreign Tax Credit Carryforwards of:	$—	$—	$—

(2) There are no ordinary income taxes available for recoupment in the event of future net losses as a result of the Tax Cuts and Jobs Act removing the operating loss deduction carryback. There are no capital taxes paid available for recoupment in prior years.

(3) Deposits admitted under IRC 6603.

The aggregate amounts of deposits reported as admitted assets under Section 6603 of the Internal revenue Service (IRS) Code was zero as of December 31, 2024 and 2023.

(4) As of December 31, 2025, the Company had the following net operating loss carryforwards (millions):

Year Incurred	Net Operating Losses	Year of Expiration
12/31/2011	$—	2026
12/31/2012	$20.7	2027
12/31/2013	$26.6	2028
12/31/2015	$1.8	2030
12/31/2016	$45.0	2031
12/31/2017	$29.2	2032
12/31/2018	$46.7	No Expiration
12/31/2023	$144.2	No Expiration
12/31/2024	$37.7	No Expiration
12/31/2025	$—	No Expiration

Total	$351.9

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

As of December 31, 2025, the Company had the following net capital loss carryforwards (in millions):

Year Incurred	Net Capital Losses	Year of Expiration
12/31/2023	$35.0	2028
12/31/2024	167.0	2029
12/31/2025	$39.7	2030

Total	$241.7

Federal Income Tax Allocation

The Company will file a Consolidated tax return with TruSpire Retirement Insurance Company for the year ended December 31, 2025. Under the Tax Sharing Agreement, current tax is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income(loss), net operating losses or other tax attributes contribute to or reduce federal tax expense.

The Company has $0 tax contingencies under SSAP No. 5R as of December 31, 2025 and December 31, 2024.

The Company’s Federal Income Tax Returns for fiscal years 2020 through 2022 remain open to examination.

On August 16, 2022, President Biden signed into law the Inflation Reduction Act (the “Act”). The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on the Adjusted Financial Statement Income (“AFSI”) of an applicable corporation with average adjusted statement income in excess of $1 billion for the three-prior year to tax years beginning after December 31, 2022. The tax is effective for tax years beginning after 2022.

The Company has determined as of December 31, 2025, that it does not expect to be liable for CAMT in 2024 and does not recognize any CAMT credit DTA.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 4) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.

Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.

Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

10. RELATED PARTY TRANSACTIONS

The Company has several related party agreements with affiliates including, Mutual of America Holding Company LLC (Hold Co), Mutual of America Capital Management LLC (Capital Management), Mutual of America Securities LLC (Securities), Mutual of America 320 Park Analytics LLC (320 Park Analytics), TruSpire Retirement Insurance Company (TruSpire), Mutual of America Retirement Services LLC (Retirement Services)and MoA Funds Corporation (MoA Funds).

The Company has incurred operating costs in connection with the use of its personnel and property on behalf of Hold Co, Capital Management, Securities, 320 Park Analytics, MoA Funds, and TruSpire. The Company reimburses Securities and 320 Park Analytics for Operating Expenses incurred. Additionally, the Company pays an advisory fee to Capital Management to manage the General Account portfolio.

Effective November 1, 2024, the Company and MoA Funds entered into agreement where the Company earns a Shareholder Service Fee to compensate the costs of providing investors with services and assistance. As part of this agreement, Capital Management will pay the Company on behalf of the MoA Funds acting as paying agent.

Dividends and Capital

The Company recorded and received dividends of $35.4 million, $223.6 million, and $9.0 million from Hold Co as of December 31, 2025, 2024, and 2023, respectively. The Company received a return of capital of $20.2 million, $246.1, and $— from Hold Co as of December 31, 2025, 2024, and 2023, respectively

For the state of New York, the Company cannot distribute dividends more than 10% of Surplus to Policyholders of the immediately preceding calendar year or its net gain from operations for the immediately preceding calendar year, not including realized capital gains, not to exceed thirty percent (30%) of its surplus to policyholders as of the immediately preceding calendar year. The Company must file its intention to declare such dividend and the amount thereof should be filed with the superintendent not less than thirty (30) days in advance of such proposed declaration. There are no restrictions on unassigned surplus funds.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

11. UNCONSOLIDATED SUBSIDIARIES

The Company’s unconsolidated subsidiary operations include financial service and real estate related activities. At December 31, 2025, subsidiary assets, liabilities and revenues were $104.0 million, $61.4 million and $112.4 million, respectively. At December 31, 2024, subsidiary assets, liabilities and revenues were $122.7 million, $58.2 million and $87.0 million, respectively. In accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the investments in the unconsolidated subsidiaries are carried at audited equity as calculated in accordance with U.S. GAAP.

The Company has incurred operating and investment-related expenses in connection with the use of its personnel and property on behalf of its subsidiaries. During 2025, 2024, and 2023, operating expenses of $39.5 million, $4.8 million, and $5.7 million respectively, and investment related expenses of $2.7 million, $5.6 million, and $3.7 million in 2025, 2024, and 2023, respectively, were allocated to its subsidiaries. Increases to operating expenses are a result of the launch of Retirement Services in 2025, which resulted in a more detailed allocation methodology. Total allocated expenses for Retirement Services was $36.2 million as of December 31, 2025. Intercompany balances are generally settled on a monthly basis.

12. SIGNIFICANT DIFFERENCES BETWEEN STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the statement of financial condition by a direct charge to surplus.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.

Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Statements of Cash Flow

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 2025, 2024, and 2023

13. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 23, 2026, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

Mutual of America Life Insurance Company

Schedule I

Summary of Investments - Other Than Investments in Related Parties

December 31, 2025

Types of investment (in millions)	Cost or Amortized Cost	Fair Value	Amount at Which Shown on Statement of Financial Position
Fixed maturity securities:

Bonds:

U.S. government bonds	$310.8	$296.1	$310.8

Foreign government bonds	7.2	5.1	7.2

State and municipal bonds	27.4	19.9	27.4

Public utilities	—	—	—

All other corporate bonds	2,791.6	2,327.4	2,791.6

Total bonds	3,137.0	2,648.5	3,137.0

Mortgage-backed and asset-backed securities	2,258.4	2,043.2	2,258.4

Redeemable preferred securities	—	—	—

Total fixed maturity securities	$5,395.4	$4,691.7	$5,395.4

Equity securities:

Common stocks:

Banks, trust and insurance companies	—	—	—

Industrial, miscellaneous and all other	6.1	6.1	6.1

Public utilities	—	—	—

Nonredeemable preferred securities	3.0	3.0	3.0

Total equity securities	$9.1	$9.1	$9.1

Policy loans	86.9	86.9	86.9

Short-term investments	31.5	31.5	31.5

Other invested assets	483.7	483.7	483.7

Total investments	$6,006.6	$5,302.9	$6,006.6

See Independent Auditors’ report.

Mutual of America Life insurance Company

Schedule IV

Reinsurance

For The Years Ended December 31, 2025, 2024, and 2023

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2025

Life insurance in force	479,797,659	3,250,856	—	476,546,803	—%

Premiums:

Annuities and life insurance	$1,869,861,944	$30,528,553	$—	$1,839,333,391	—%

Accident and health insurance	1,092,166	—	—	1,092,166	—%

Total insurance premium	$1,870,954,110	$30,528,553	$—	$1,840,425,557	—%

2024

Life insurance in force	468,569,098	107,665,460	—	360,903,638	—%

Premiums:

Annuities and life insurance	$1,869,081,703	$35,807,315	$—	$1,833,274,388	—%

Accident and health insurance	1,141,677	—	—	1,141,677	—%

Total insurance premium	$1,870,223,380	$35,807,315	$—	$1,834,416,065	—%

2023

Life insurance in force	833,026,392	218,126,648	—	614,899,744	—%

Premiums:

Annuities and life insurance	$1,890,672,096	$831,224,000	$—	$1,059,448,096	—%

Accident and health insurance	2,999,290	—	—	2,999,290	—%

Total insurance premium	$1,893,671,386	$831,224,000	$—	$1,062,447,386	—%

See Independent Auditors’ report.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Copy of the resolution of the depositor establishing the registrant.

(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.

(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.

(d)(1)(i)	Form of Individual Retirement Annuity Contract.

(d)(1)(ii)	Form of SEP Individual Retirement Annuity Contract.

(d)(1)(iii)	Form of SIMPLE Individual Retirement Annuity Contract.

(d)(1)(iv)	Form of ROTH Individual Retirement Annuity Contract.

(d)(1)(v)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(vi)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(vii)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(viii)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(ix)	Form of Individual ROTH Annuity Contract Amendment.

(d)(1)(x)	Form of Inherited Individual Retirement Annuity Contract.

(d)(2)(i)	Form of Flexible Premium Deferred Annuity Contract.

(d)(2)(ii)	Form of Flexible Premium Annuity Contract Amendment.

(e)(1)	Form of Application for Individual Retirement Annuity Contract (IRA Application).

(e)(2)	Form of Application for Flexible Premium Deferred Annuity Contract (Individual (Non-IRA) Application).

(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.

(f)(2)	Bylaws of Mutual of America Life Insurance Company.

(g)	Not Applicable.

(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.

(h)(1)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.

(h)(2)(ii)	Amendment No. 1 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989.

(h)(2)(iii)	Amendment No. 2 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)	Amendment No. 3 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.

(h)(2)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

(h)(2)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(2)(ix)	Fund Participation Agreement between Mutual of America Life Insurance Company and Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, dated as of April 29, 2024.

(h)(2)(x)	R6 Class Addendum to Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., American Century Services, LLC, dated as of May 1, 2025.

(h)(3)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.

(h)(3)(iv)	Amendment to Amended and Restated Participation Agreement by and between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Mutual of America Life Insurance Company, dated as of March 15, 2023.

(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.

(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.

(h)(4)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.

(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.

(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.

(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.

(h)(7)(i)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(7)(ii)	Amendment No. 1 to Participation Agreement by and among Mutual of America Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

(h)(8)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013.

(h)(9)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.

(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.

(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.

(h)(13)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(h)(15)	Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Mutual of America Life Insurance Company dated as of May 9, 2023.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of counsel as to the legality of the securities being registered.

(l)(1)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (to be filed herewith)

(l)(2)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (to be filed herewith)

(m)	Not Applicable.

(n)	Not Applicable.

(o)(1)	Initial Summary Prospectus for New Investors of IRA Contracts.

(o)(2)	Initial Summary Prospectus for New Investors of FPA Contracts.

(p)(1)(i)	Powers of Attorney of Directors.

(p)(1)(ii)	Power of Attorney of Director

(p)(1)(iii)	Power of Attorney of Director

(p)(2)	Powers of Attorney of Officers

(q)	Not Applicable.

(r)	Not Applicable.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
Stephen J. Rich	Chairman of the Board, President and Chief Executive Officer
Matthew Adams	Director
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Wayne A. I. Frederick, M. D.	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Christopher Quick	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
Stephen J. Rich	Chairman, President and Chief Executive Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Simpa Baiye	Executive Vice President and Chief Actuary
Emily Barkus	Senior Vice President, Head of Internal Audit
Leah Berry	Senior Vice President, Controller
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Corporate Services
John P. Clare	Senior Vice President, Operations Contact Centers
Joni L. Clark	Senior Vice President, Client Services
Salvatore P. Conza	Senior Vice President, Planning and Strategy
Debra Cruz	Senior Vice President, Customer Experience and Marketing
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D’Angelo	Executive Vice President and General Counsel
Thomas Doodian	Senior Vice President, Strategic Finance Initiatives
Tara Favors	Executive Vice President and Chief Human Resources Officer
Michael Galper	Senior Vice President, Infrastructure
Thomas Isenberg	Senior Vice President, Operations
Richard Jacobs	Executive Vice President, Chief Information Security and Infrastructure Officer
Christine Janofsky	Executive Vice President, Chief Financial Officer
Alison J. Kelly	Senior Vice President and Associate General Counsel
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services

Name and Principal Business Address*	Positions and Offices With Depositor
Jenny Lum	Senior Vice President and Head of Benefits
Mehdi Malaki	Executive Vice President, Chief Operating Officer
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Shannon Moriarty 1001 Yamato Road, Suite 200 Boca Raton, FL 33431	Executive Vice President, Administrative Operations
Benjamin Moser	Senior Vice President, Operations
Stephen P. Nolan	Senior Vice President, Operations
Kieran O’Dwyer	Senior Vice President, Corporate Communications
Paul O’Hara	Senior Vice President, Market Research
James F. Roth	Senior Vice President and Associate General Counsel
Steven G. Sacchi	Senior Vice President, Procurement and Corporate Insurance
William Sample	Senior Vice President and Corporate Actuary
Susan Schneider	Senior Vice President, Head of Compensation and Data Analytics
Subhang Shah	Executive Vice President and Chief Information and Digital Officer
Brie Steingarten	Senior Vice President and Associate General Counsel
Andre Stuart	Senior Vice President, Retirement Plan Solutions
Jeffrey Tsai	Senior Vice President, Enterprise Risk Management
Kenneth P. Young	Senior Vice President, Treasury

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company,

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company, and

•	Mutual of America Retirement Services LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of MoA Funds Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Item 30. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for directors and officers (“D&O”) of Mutual of America Life Insurance et al is provided under an insurance policy issued by Chubb, with excess coverage by CNA, AIG and Travelers. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds with respect to non-indemnifiable loses. Coverage for life insurance company fiduciary errors and omissions liability coverage (“E&O”) is provided under an Investment Management insurance policy issued by AIG, with excess coverage by Chubb, CNA, and AXIS to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under these policies is $20 million.

Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of MoA Funds Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:

Board of Managers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Christopher Bailey	Chairman
Ivan Gregory	Manager
Troy Johnson	Manager

Officers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Christopher Bailey	President and Chief Executive Officer
Brie Steingarten	General Counsel and Secretary
Ivan Gregory	Senior Vice President
Troy Johnson	Senior Vice President
Kyle Medlin	Senior Vice President and Chief Compliance Officer
David R. Brandt	Financial and Operations Principal (FINOP), Principal Financial Officer (PFO) and Principal Operations Officer (POO)
Kenneth Young	Vice President, Finance
John McLean	Assistant Secretary
Amy Latkin	Assistant Secretary

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.

Item 32. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained with its custodian, The Bank of New York Mellon Corporation, 240 Geenwich Street, New York, NY 10286.

Item 33. Management Services.

Not applicable.

Item 34. Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness for this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 27th of April, 2026.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Jason D’Angelo
Jason D’Angelo
Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2026.

PRINCIPAL EXECUTIVE OFFICER:

*
Stephen J. Rich
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Christine Janofsky
Christine Janofsky
Executive Vice President and
Chief Financial Officer
(Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2026.

	Signatures	Title

	*	Chairman of the Board, President and Chief Executive Officer
Stephen J. Rich

	*	Director
Matthew Adams

	*	Director
Rosemary T. Berkery

	*	Director
Gwendolyn Hatten Butler

	*	Director
Wayne A. I. Frederick, M.D.

	*	Director
Robert J. McGuire

	*	Director
Ellen Ochoa, Ph.D.

	*	Director
Roger B. Porter, Ph.D.

	*	Director
Christopher Quick

By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact